Rule 497(c)
                                                            File No. 333-140895


[GRAPHIC OMITTED]            [LOGO OMITTED]           FIRST TRUST
                                                      ADVISORS L.P.


           First Trust Consumer Discretionary AlphaDEX(TM) Fund
              First Trust Consumer Staples AlphaDEX(TM) Fund
                   First Trust Energy AlphaDEX(TM) Fund
                 First Trust Financials AlphaDEX(TM) Fund
                First Trust Health Care AlphaDEX(TM) Fund
       First Trust Industrials/Producer Durables AlphaDEX(TM) Fund
                 First Trust Materials AlphaDEX(TM) Fund
                 First Trust Technology AlphaDEX(TM) Fund
                 First Trust Utilities AlphaDEX(TM) Fund


                               May 10, 2007


FRONT COVER


              First Trust Consumer Discretionary AlphaDEX(TM) Fund
                 First Trust Consumer Staples AlphaDEX(TM) Fund
                      First Trust Energy AlphaDEX(TM) Fund
                    First Trust Financials AlphaDEX(TM) Fund
                    First Trust Health Care AlphaDEX(TM) Fund

           First Trust Industrials/Producer Durables AlphaDEX(TM) Fund

                     First Trust Materials AlphaDEX(TM) Fund
                    First Trust Technology AlphaDEX(TM) Fund
                     First Trust Utilities AlphaDEX(TM) Fund

                                   PROSPECTUS

                                  May 10, 2007


Each of First Trust Consumer Discretionary AlphaDEX(TM) Fund, First Trust Consumer Staples AlphaDEX(TM) Fund, First Trust Energy AlphaDEX(TM) Fund, First Trust Financials AlphaDEX(TM) Fund, First Trust Health Care AlphaDEX(TM) Fund, First Trust Industrials/Producer Durables AlphaDEX(TM) Fund, First Trust Materials AlphaDEX(TM) Fund, First Trust Technology AlphaDEX(TM) Fund and First Trust Utilities AlphaDEX(TM) Fund (each, a "Fund," and collectively, the "Funds") is a series of a registered management investment company that is offering its shares (the "Shares") through this Prospectus.

Each Fund lists and trades its Shares on the American Stock Exchange (the "AMEX") at market prices that may differ to some degree from the net asset value ("NAV") of its Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks consisting of 50,000 Shares called a "Creation Unit." Each Fund's Creation Units are issued and redeemed principally in- kind for securities included in such Fund's corresponding equity index in the StrataQuant(TM) Series (as hereinafter defined).

Except when aggregated in Creation Units, the Shares are not redeemable securities of each Fund.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

                        NOT FDIC INSURED. MAY LOSE VALUE.
                               NO BANK GUARANTEE.

                                Table of Contents

Introduction................................................................  3
Who Should Invest in the Funds..............................................  3
Tax Efficient Product Structure.............................................  3
First Trust Consumer Discretionary AlphaDEX(TM)
Fund Investment Objective, Strategies and Risks.............................  4
First Trust Consumer Staples AlphaDEX(TM)
Fund Investment Objective,Strategies and Risks..............................  8
First Trust Energy AlphaDEX(TM) Fund
   Investment Objective, Strategies and Risks..............................  12
First Trust Financials AlphaDEX(TM) Fund
   Investment Objective, Strategies and Risks..............................  16
First Trust Health Care AlphaDEX(TM) Fund
   Investment Objective, Strategies and Risks..............................  20
First Trust Industrials/Producer Durables AlphaDEX(TM)
   Fund Investment Objective, Strategies and Risks.........................  24
First Trust Materials AlphaDEX(TM) Fund
   Investment Objective, Strategies and Risks..............................  28
First Trust Technology AlphaDEX(TM)
   Fund Investment Objective, Strategies and Risks.........................  32
First Trust Utilities AlphaDEX(TM) Fund
   Investment Objective, Strategies and Risks..............................  36
Additional Investment Strategies...........................................  42
Additional Risks of Investing in the Funds.................................  43
Fund Organization..........................................................  44
Management of the Funds....................................................  44
How to Buy and Sell Shares.................................................  45
Creations, Redemptions and Transaction Fees................................  47
Dividends, Distributions and Taxes.........................................  49
Federal Tax Matters........................................................  49
Distribution Plan..........................................................  51
Net Asset Value............................................................  52
Fund Service Providers.....................................................  52
Index Provider.............................................................  53
Disclaimers................................................................  53
Additional Index Information...............................................  54
Other Information..........................................................  54

                                  Introduction-
              First Trust Consumer Discretionary AlphaDEX(TM) Fund
                 First Trust Consumer Staples AlphaDEX(TM) Fund
                      First Trust Energy AlphaDEX(TM) Fund
                    First Trust Financials AlphaDEX(TM) Fund
                    First Trust Health Care AlphaDEX(TM) Fund

           First Trust Industrials/Producer Durables AlphaDEX(TM) Fund

                     First Trust Materials AlphaDEX(TM) Fund
                    First Trust Technology AlphaDEX(TM) Fund
                     First Trust Utilities AlphaDEX(TM) Fund


Each Fund is a series of the First Trust Exchange-Traded AlphaDEX(TM) Fund (the "Trust"), an investment company and an exchange-traded "index fund." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before each Fund's fees and expenses) of such Fund's corresponding equity index in a family of custom "enhanced" indices developed, maintained and sponsored by the AMEX, the "Index Provider," (the "StrataQuant(TM) Series") comprised of the StrataQuant(TM) Consumer Discretionary Index, StrataQuant(TM) Consumer Staples Index, StrataQuant(TM) Energy Index, StrataQuant(TM) Financials Index, StrataQuant(TM) Health Care Index, StrataQuant(TM) Industrials Index, StrataQuant(TM) Materials Index, StrataQuant(TM) Technology Index and StrataQuant(TM) Utilities Index. First Trust Advisors L.P. ("First Trust") is the investment adviser for the Funds.


                         Who Should Invest in the Funds


The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in one or more of the indices within the StrataQuant(TM) Series. The Funds may be suitable for long-term investment in the markets represented by the StrataQuant(TM) Series and may also be used as an asset allocation tool or as a speculative trading instrument.


                         Tax Efficient Product Structure


Unlike many conventional mutual funds, the Shares of each Fund are traded throughout the day on the AMEX, whereas mutual funds are typically only bought and sold at closing NAVs. The Shares of each Fund have been designed to be tradable in the secondary market on the AMEX on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Funds that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Funds or their ongoing shareholders.

              First Trust Consumer Discretionary AlphaDEX(TM) Fund
                   Investment Objective, Strategies and Risks

Investment Objective

The First Trust Consumer Discretionary AlphaDEX(TM) Fund (the "Consumer Discretionary AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Consumer Discretionary AlphaDEX(TM) Fund's fees and expenses) of an equity index called the StrataQuant(TM) Consumer Discretionary Index (Symbol: STRQCD) (the "Consumer Discretionary Index").


Exchange-Listed
The Shares are listed and trade on the AMEX under the ticker symbol "FXD."


Principal Investment Strategies


The Consumer Discretionary AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Consumer Discretionary Index. The Consumer Discretionary AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non- fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.

The Consumer Discretionary AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Consumer Discretionary Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Consumer Discretionary AlphaDEX(TM) Fund's performance and the performance of the Consumer Discretionary Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Consumer Discretionary AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.


In seeking to achieve the Consumer Discretionary AlphaDEX(TM) Fund's investment objective, the Consumer Discretionary AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Consumer Discretionary Index in proportion to their weightings in the Consumer Discretionary Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Consumer Discretionary AlphaDEX(TM) Fund may purchase a sample of stocks in the Consumer Discretionary Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Consumer Discretionary Index, purchase securities not in the Consumer Discretionary Index which First Trust believes are appropriate to substitute for certain securities in the Consumer Discretionary Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Consumer Discretionary Index. The Consumer Discretionary AlphaDEX(TM) Fund may sell stocks that are represented in the Consumer Discretionary Index in anticipation of their removal from the Consumer Discretionary Index or purchase stocks not represented in the Consumer Discretionary Index in anticipation of their addition to the Consumer Discretionary Index.

Index Construction

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of the 1,000 largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The Consumer Discretionary Index was created and trademarked by the AMEX on April 11, 2007. As of April 11, 2007, the Russell 1000(R) Index consisted of 974 stocks and the Consumer Discretionary Index consisted of 136 stocks.

The Consumer Discretionary Index is constructed by the AMEX in the following manner:

1. The AMEX begins with the universe of stocks in the Russell 1000(R) Index.


2a. The AMEX ranks all stocks in the above universe using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.


2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.


3. The AMEX then ranks those stocks contained in the consumer discretionary sector (the members of the Russell 1000(R) Consumer Discretionary and Services Index) according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

4. The top 75% of the stocks contained in the consumer discretionary sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%),
respectively. Stocks are equally weighted within each quintile.


The Consumer Discretionary Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the fourth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Consumer Discretionary Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Consumer Discretionary Index. The value of the spin-off is reallocated to the parent company.


See "Additional Index Information" for additional information regarding the Consumer Discretionary Index.

Principal Risks of Investing in the Fund


Risk is inherent in all investing. The Shares of the Consumer Discretionary AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Consumer Discretionary AlphaDEX(TM) Fund. The Consumer Discretionary AlphaDEX(TM) Fund may not achieve its objective. An investment in the Consumer Discretionary AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Consumer Discretionary AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. The following specific risk factors have been identified as the principal risks of investing in the Consumer Discretionary AlphaDEX(TM) Fund.

Market Risk


One of the principal risks of investing in the Consumer Discretionary AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Consumer Discretionary AlphaDEX(TM) Fund, Shares of the Consumer Discretionary AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


Index Tracking Risk

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Consumer Discretionary Index.

Non-Correlation Risk


The Consumer Discretionary AlphaDEX(TM) Fund's return may not match the return of the Consumer Discretionary Index for a number of reasons. For example, the Consumer Discretionary AlphaDEX(TM) Fund incurs operating expenses not applicable to the Consumer Discretionary Index, and may incur costs in buying and selling securities, especially when rebalancing the Consumer Discretionary AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Consumer Discretionary Index. In addition, the Consumer Discretionary AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Consumer Discretionary Index or the ratios between the securities included in the Consumer Discretionary Index.



The Consumer Discretionary AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Consumer Discretionary AlphaDEX(TM) Fund or reserves of cash held by the Consumer Discretionary AlphaDEX(TM) Fund to meet redemptions and expenses. If the Consumer Discretionary AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Consumer Discretionary Index, as would be the case if it purchased all of the stocks in the Consumer Discretionary Index with the same weightings as the Consumer Discretionary Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Consumer Discretionary AlphaDEX(TM) Fund's performance and the performance of the Consumer Discretionary Index, there can be no assurance that the Consumer Discretionary AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Consumer Discretionary AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Consumer Discretionary Index.


Replication Management Risk


The Consumer Discretionary AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Consumer Discretionary Index. As a result of this policy, securities held by the Consumer Discretionary AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities will be issued by companies concentrated in a particular industry. Therefore, the Consumer Discretionary AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Consumer Discretionary Index.

Intellectual Property Risk.

The Consumer Discretionary AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Consumer Discretionary AlphaDEX(TM) Fund to use its corresponding equity index in the StrataQuant(TM) Series and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Consumer Discretionary AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Consumer Discretionary AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to First Trust Portfolios L.P. ("FTP"), on behalf of First Trust and the Consumer Discretionary

AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Consumer Discretionary AlphaDEX(TM) Fund.

Issuer Specific Changes Risk.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Concentration Risk.

The Consumer Discretionary AlphaDEX(TM) Fund will be concentrated in the securities of a given industry or sector if the Consumer Discretionary Index is concentrated in such industry or sector. A concentration makes the Consumer Discretionary AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry or sector and may subject the Consumer Discretionary AlphaDEX(TM) Fund to greater market risk than more diversified funds.

Non-Diversification Risk.

The Consumer Discretionary AlphaDEX(TM) Fund is classified as "non- diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Consumer Discretionary AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Consumer Discretionary AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Consumer Discretionary AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

Consumer Discretionary Sector Risk.

The Consumer Discretionary AlphaDEX(TM) Fund invests in the securities of companies in the consumer discretionary sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Small Cap and Mid Cap Company Risk

The Consumer Discretionary AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.


See "Additional Risks of Investing in the Funds" for additional information regarding risks.

                 First Trust Consumer Staples AlphaDEX(TM) Fund
                   Investment Objective, Strategies and Risks

Investment Objective

The First Trust Consumer Staples AlphaDEX(TM) Fund (the "Consumer Staples AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Consumer Staples AlphaDEX(TM) Fund's fees and expenses) of an equity index called the StrataQuant(TM) Consumer Staples Index (Symbol: STRQCS) (the "Consumer Staples Index").


Exchange-Listed

The Shares are listed and trade on the AMEX under the ticker symbol "FXG."

Principal Investment Strategies

The Consumer Staples AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Consumer Staples Index. The Consumer Staples AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.

The Consumer Staples AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Consumer Staples Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Consumer Staples AlphaDEX(TM) Fund's performance and the performance of the Consumer Staples Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Consumer Staples AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.


In seeking to achieve the Consumer Staples AlphaDEX(TM) Fund's investment objective, the Consumer Staples AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Consumer Staples Index in proportion to their weightings in the Consumer Staples Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Consumer Staples AlphaDEX(TM) Fund may purchase a sample of stocks in the Consumer Staples Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Consumer Staples Index, purchase securities not in the Consumer Staples Index which First Trust believes are appropriate to substitute for certain securities in the Consumer Staples Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Consumer Staples Index. The Consumer Staples AlphaDEX(TM) Fund may sell stocks that are represented in the Consumer Staples Index in anticipation of their removal from the Consumer Staples Index or purchase stocks not represented in the Consumer Staples Index in anticipation of their addition to the Consumer Staples Index.

Index Construction


The Consumer Staples Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of the 1,000 largest stocks within the Russell 3000(R) Index. The

Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The Consumer Staples Index was created and trademarked by the AMEX on April 11, 2007. As of April 11, 2007, the Russell 1000(R) consisted of 974 stocks and the Consumer Staples Index consisted of 31 stocks.

The Consumer Staples Index is constructed by the AMEX in the following manner:

1. The AMEX begins with the universe of stocks in the Russell 1000(R) Index.


2a. The AMEX ranks all stocks in the above universe using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.


2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.

3. The AMEX then ranks those stocks contained in the consumer staples sector (the members of the Russell 1000(R) Consumer Staples Index) according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

4. The top 75% of the stocks contained in the consumer staples sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%),
respectively. Stocks are equally weighted within each quintile.

The Consumer Staples Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the fourth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Consumer Staples Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Consumer Staples Index. The value of the spin-off is reallocated to the parent company.


See "Additional Index Information" for additional information regarding the Consumer Staples Index.

Principal Risks of Investing in the Fund


Risk is inherent in all investing. The Shares of the Consumer Staples AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Consumer Staples AlphaDEX(TM) Fund. The Consumer Staples AlphaDEX(TM) Fund may not achieve its objective. An investment in the Consumer Staples AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Consumer Staples AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. The following specific risk factors have been identified as the principal risks of investing in the Consumer Staples AlphaDEX(TM) Fund.


Market Risk

One of the principal risks of investing in the Consumer Staples AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Consumer Staples AlphaDEX(TM) Fund, Shares of the Consumer Staples AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Consumer Staples Index.

Non-Correlation Risk

The Consumer Staples AlphaDEX(TM) Fund's return may not match the return of the Consumer Staples Index for a number of reasons. For example, the Consumer Staples AlphaDEX(TM) Fund incurs operating expenses not applicable to the Consumer Staples Index, and may incur costs in buying and selling securities, especially when rebalancing the Consumer Staples AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Consumer Staples Index. In addition, the Consumer Staples AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Consumer Staples Index or the ratios between the securities included in the Consumer Staples Index.


The Consumer Staples AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Consumer Staples AlphaDEX(TM) Fund or reserves of cash held by the Consumer Staples AlphaDEX(TM) Fund to meet redemptions and expenses. If the Consumer Staples AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Consumer Staples Index, as would be the case if it purchased all of the stocks in the Consumer Staples Index with the same weightings as the Consumer Staples Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Consumer Staples AlphaDEX(TM) Fund's performance and the performance of the Consumer Staples Index, there can be no assurance that the Consumer Staples AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Consumer Staples AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Consumer Staples Index.


Replication Management Risk


The Consumer Staples AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Consumer Staples Index. As a result of this policy, securities held by the Consumer Staples AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities will be issued by companies concentrated in a particular industry. Therefore, the Consumer Staples AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Consumer Staples Index.


Intellectual Property Risk.


The Consumer Staples AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Consumer Staples AlphaDEX(TM) Fund to use its corresponding equity index in the StrataQuant(TM) Series and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Consumer Staples AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Consumer Staples AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Consumer Staples AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Consumer Staples AlphaDEX(TM) Fund.


Issuer Specific Changes Risk.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Concentration Risk.

The Consumer Staples AlphaDEX(TM) Fund will be concentrated in the securities of a given industry or sector if the Consumer Staples Index is concentrated in such industry or sector. A concentration makes the Consumer Staples AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry or sector and may subject the Consumer Staples AlphaDEX(TM) Fund to greater market risk than more diversified funds.

Non-Diversification Risk.


The Consumer Staples AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Consumer Staples AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Consumer Staples AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Consumer Staples AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.


Consumer Staples Sector Risk.

The Consumer Staples AlphaDEX(TM) Fund invests in the securities of companies in the consumer staples sector. Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of foods and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Small Cap and Mid Cap Company Risk

The Consumer Staples AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

                      First Trust Energy AlphaDEX(TM) Fund
                   Investment Objective, Strategies and Risks

Investment Objective

The First Trust Energy AlphaDEX(TM) Fund (the "Energy AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Energy AlphaDEX(TM) Fund's fees and expenses) of an equity index called the StrataQuant(TM) Energy Index (Symbol: STRQEN) (the "Energy Index").

Exchange-Listed


The Shares are listed and trade on the AMEX under the ticker symbol "FXN."


Principal Investment Strategies


The Energy AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Energy Index. The Energy AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.


The Energy AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Energy Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Energy AlphaDEX(TM) Fund's performance and the performance of the Energy Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Energy AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Energy AlphaDEX(TM) Fund's investment objective, the Energy AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Energy Index in proportion to their weightings in the Energy Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Energy AlphaDEX(TM) Fund may purchase a sample of stocks in the Energy Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Energy Index, purchase securities not in the Energy Index which First Trust believes are appropriate to substitute for certain securities in the Energy Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Energy Index. The Energy AlphaDEX(TM) Fund may sell stocks that are represented in the Energy Index in anticipation of their removal from the Energy Index or purchase stocks not represented in the Energy Index in anticipation of their addition to the Energy Index.

Index Construction


The Energy Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of the 1,000 largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The Energy Index was created and trademarked by the AMEX on April

11, 2007. As of April 11, 2007, the Russell 1000(R) Index consisted of 974 stocks and the Energy Index consisted of 51 stocks.

The Energy Index is constructed by the AMEX in the following manner:

1. The AMEX begins with the universe of stocks in the Russell 1000(R) Index.

2a. The AMEX ranks all stocks in the above universe using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive the rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.


3. The AMEX then ranks those stocks contained in the energy sector (the members of the Russell 1000(R) Integrated Oils Index and Russell 1000(R) Other Energy Index) according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

4. The top 75% of the stocks contained in the energy sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Energy Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the fourth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Energy Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Energy Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Energy Index.

Principal Risks of Investing in the Fund


Risk is inherent in all investing. The Shares of the Energy AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Energy AlphaDEX(TM) Fund. The Energy AlphaDEX(TM) Fund may not achieve its objective. An investment in the Energy AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Energy AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. The following specific risk factors have been identified as the principal risks of investing in the Energy AlphaDEX(TM) Fund.


Market Risk

One of the principal risks of investing in the Energy AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Energy AlphaDEX(TM) Fund, Shares of the Energy AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Energy Index.

Non-Correlation Risk

The Energy AlphaDEX(TM) Fund's return may not match the return of the Energy Index for a number of reasons. For example, the Energy AlphaDEX(TM) Fund incurs operating expenses not applicable to the Energy Index, and may incur costs in buying and selling securities, especially when rebalancing the Energy AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Energy Index. In addition, the Energy AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Energy Index or the ratios between the securities included in the Energy Index.

The Energy AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Energy AlphaDEX(TM) Fund or reserves of cash held by the Energy AlphaDEX(TM) Fund to meet redemptions and expenses. If the Energy AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Energy Index, as would be the case if it purchased all of the stocks in the Energy Index with the same weightings as the Energy Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Energy AlphaDEX(TM) Fund's performance and the performance of the Energy Index, there can be no assurance that the Energy AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Energy AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Energy Index.

Replication Management Risk


The Energy AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Energy Index. As a result of this policy, securities held by the Energy AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities will be issued by companies concentrated in a particular industry. Therefore, the Energy AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Energy Index.


Intellectual Property Risk.


The Energy AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Energy AlphaDEX(TM) Fund to use its corresponding equity index in the StrataQuant(TM) Series and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Energy AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Energy AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Energy AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Energy AlphaDEX(TM) Fund.


Issuer Specific Changes Risk.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Concentration Risk.


The Energy AlphaDEX(TM) Fund will be concentrated in the securities of a given industry or sector if the Energy Index is concentrated in such industry or sector. A concentration makes the Energy AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry or sector and may subject the Energy AlphaDEX(TM) Fund to greater market risk than more diversified funds.

Non-Diversification Risk.


The Energy AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Energy AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Energy AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Energy AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.


Energy Sector Risk.


The Energy AlphaDEX(TM) Fund invests in the securities of companies in the energy sector. The companies in the energy sector engage in various activities, including, but not limited to, exploring for, producing, refining, distributing or selling petroleum or gas products, using solar or nuclear power to generate energy, and providing parts, materials or services utilized in the energy sector. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico will also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. and Russian crude oil production will likely lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.


Small Cap and Mid Cap Company Risk

The Energy AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

                    First Trust Financials AlphaDEX(TM) Fund
                   Investment Objective, Strategies and Risks

Investment Objective

The First Trust Financials AlphaDEX(TM) Fund (the "Financials AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Financials AlphaDEX(TM) Fund's fees and expenses) of an equity index called the StrataQuant(TM) Financials Index (Symbol: STRQFN) (the "Financials Index").

Exchange-Listed


The Shares are listed and trade on the AMEX under the ticker symbol "FXO."


Principal Investment Strategies


The Financials AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Financials Index. The Financials AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non- fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.


The Financials AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Financials Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Financials AlphaDEX(TM) Fund's performance and the performance of the Financials Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Financials AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Financials AlphaDEX(TM) Fund's investment objective, the Financials AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Financials Index in proportion to their weightings in the Financials Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Financials AlphaDEX(TM) Fund may purchase a sample of stocks in the Financials Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Financials Index, purchase securities not in the Financials Index which First Trust believes are appropriate to substitute for certain securities in the Financials Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Financials Index. The Financials AlphaDEX(TM) Fund may sell stocks that are represented in the Financials Index in anticipation of their removal from the Financials Index or purchase stocks not represented in the Financials Index in anticipation of their addition to the Financials Index.

Index Construction


The Financials Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of the 1,000 largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The initial divisor was created to set a benchmark value of 1000.00 on

July 3, 2003. The Financials Index was created and trademarked by the AMEX on April 11, 2007. As of April 11, 2007, the Russell 1000(R) Index consisted of 974 stocks and the Financials Index consisted of 164 stocks.

The Financials Index is constructed by the AMEX in the following manner:

1. The AMEX begins with the universe of stocks in the Russell 1000(R) Index.

2a. The AMEX ranks all stocks in the above universe using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.


3. The AMEX then ranks those stocks contained in the financials sector (the members of the Russell 1000(R) Financials Services Index) according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

4. The top 75% of the stocks contained in the financials sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%),
respectively. Stocks are equally weighted within each quintile.

The Financials Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the fourth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Financials Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Financials Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Financials Index.

Principal Risks of Investing in the Fund


Risk is inherent in all investing. The Shares of the Financials AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Financials AlphaDEX(TM) Fund. The Financials AlphaDEX(TM) Fund may not achieve its objective. An investment in the Financials AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Financials AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. The following specific risk factors have been identified as the principal risks of investing in the Financials AlphaDEX(TM) Fund.


Market Risk

One of the principal risks of investing in the Financials AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Financials AlphaDEX(TM) Fund, Shares of the Financials AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Financials Index.

Non-Correlation Risk

The Financials AlphaDEX(TM) Fund's return may not match the return of the Financials Index for a number of reasons. For example, the Financials AlphaDEX(TM) Fund incurs operating expenses not applicable to the Financials Index, and may incur costs in buying and selling securities, especially when rebalancing the Financials AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Financials Index. In addition, the Financials AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Financials Index or the ratios between the securities included in the Financials Index.

The Financials AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Financials AlphaDEX(TM) Fund or reserves of cash held by the Financials AlphaDEX(TM) Fund to meet redemptions and expenses. If the Financials AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Financials Index, as would be the case if it purchased all of the stocks in the Financials Index with the same weightings as the Financials Index. While First Trust seeks to have a correlation of 0.95 or better, before fees expenses, between the Financials AlphaDEX(TM) Fund's performance and the performance of the Financials Index, there can be no assurance that the Financials AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Financials AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Financials Index.

Replication Management Risk


The Financials AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Financials Index. As a result of this policy, securities held by the Financials AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities will be issued by companies concentrated in a particular industry. Therefore, the Financials AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Financials Index.


Intellectual Property Risk.


The Financials AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Financials AlphaDEX(TM) Fund to use its corresponding equity index in the StrataQuant(TM) Series and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Financials AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Financials AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Financials AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Financials AlphaDEX(TM) Fund.


Issuer Specific Changes Risk.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Concentration Risk.


The Financials AlphaDEX(TM) Fund will be concentrated in the securities of a given industry or sector if the Financial Index is concentrated in such industry or sector. A concentration makes the Financials AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry or sector and may subject the Financials AlphaDEX(TM) Fund to greater market risk than more diversified funds.

Non-Diversification Risk.


The Financials AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Financials AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Financials AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Financials AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.


Financials Sector Risk.

The Financials AlphaDEX(TM) Fund invests in the securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although the barriers which separated the banking, insurance and securities industries were eliminated by legislation, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

Brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies are also financial services providers. These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Companies involved in the insurance industry are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes, such as hurricanes and earthquakes, acts of terrorism and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

Small Cap and Mid Cap Company Risk

The Financials AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

                    First Trust Health Care AlphaDEX(TM) Fund
                   Investment Objective, Strategies and Risks

Investment Objective

The First Trust Health Care AlphaDEX(TM) Fund (the "Health Care AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Health Care AlphaDEX(TM) Fund's fees and expenses) of an equity index called the StrataQuant(TM) Health Care Index (Symbol: STRQHC) (the "Health Care Index").

Exchange-Listed


The Shares are listed and trade on the AMEX under the ticker symbol "FXH."


Principal Investment Strategies

The Health Care AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Health Care Index. The Health Care AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non- fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.

The Health Care AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Health Care Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Health Care AlphaDEX(TM) Fund's performance and the performance of the Health Care Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Health Care AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Health Care AlphaDEX(TM) Fund's investment objective, the Health Care AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Health Care Index in proportion to their weightings in the Health Care Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Health Care AlphaDEX(TM) Fund may purchase a sample of stocks in the Health Care Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Health Care Index, purchase securities not in the Health Care Index which First Trust believes are appropriate to substitute for certain securities in the Health Care Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Health Care Index. The Health Care AlphaDEX(TM) Fund may sell stocks that are represented in the Health Care Index in anticipation of their removal from the Health Care Index or purchase stocks not represented in the Health Care Index in anticipation of their addition to the Health Care Index.

Index Construction


The Health Care Index is a modified equal-dollar weighted index designed by AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of the 1,000 largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The initial divisor was created to set a benchmark value of 1000.00 on

July 3, 2003. The Health Care Index was created and trademarked by the AMEX on April 11, 2007. As of April 11, 2007, the Russell 1000(R) Index consisted of 974 stocks and the Health Care Index consisted of 73 stocks.

The Health Care Index is constructed by the AMEX in the following manner:

1. The AMEX begins with the universe of stocks in the Russell 1000(R) Index.

2a. The AMEX ranks all stocks in the above universe using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.


3. The AMEX then ranks those stocks contained in the health care sector (the members of the Russell 1000(R) Health Care Index) according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

4. The top 75% of the stocks contained in the health care sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%),
respectively. Stocks are equally weighted within each quintile.

The Health Care Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the fourth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Health Care Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Health Care Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Health Care Index.

Principal Risks of Investing in the Fund


Risk is inherent in all investing. The Shares of the Health Care AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Health Care AlphaDEX(TM) Fund. The Health Care AlphaDEX(TM) Fund may not achieve its objective. An investment in the Health Care AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Health Care AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. The following specific risk factors have been identified as the principal risks of investing in the Health Care AlphaDEX(TM) Fund.


Market Risk

One of the principal risks of investing in the Health Care AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Health Care AlphaDEX(TM) Fund, Shares of the Health Care AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Health Care Index.

Non-Correlation Risk

The Health Care AlphaDEX(TM) Fund's return may not match the return of the Health Care Index for a number of reasons. For example, the Health Care AlphaDEX(TM) Fund incurs operating expenses not applicable to the Health Care Index, and may incur costs in buying and selling securities, especially when rebalancing the Health Care AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Health Care Index. In addition, the Health Care AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Health Care Index or the ratios between the securities included in the Health Care Index.

The Health Care AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Health Care AlphaDEX(TM) Fund or reserves of cash held by the Health Care AlphaDEX(TM) Fund to meet redemptions and expenses. If the Health Care AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Health Care Index, as would be the case if it purchased all of the stocks in the Health Care Index with the same weightings as the Health Care Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Health Care AlphaDEX(TM) Fund's performance and the performance of the Health Care Index, there can be no assurance that the Health Care AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Health Care AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Health Care Index.

Replication Management Risk


The Health Care AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Health Care Index. As a result of this policy, securities held by the Health Care AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities will be issued by companies concentrated in a particular industry. Therefore, the Health Care AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Health Care Index.


Intellectual Property Risk.


The Health Care AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Health Care AlphaDEX(TM) Fund to use its corresponding equity index in the StrataQuant(TM) Series and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Health Care AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Health Care AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Health Care AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund.


Issuer Specific Changes Risk.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Concentration Risk.


The Health Care AlphaDEX(TM) Fund will be concentrated in the securities of a given industry or sector if the Health Care Index is concentrated in such industry or sector. A concentration makes the Health Care AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry or sector and may subject the Health Care AlphaDEX(TM) Fund to greater market risk than more diversified funds.


Non-Diversification Risk.


The Health Care AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Health Care AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Health Care AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Health Care AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.


Health Care Sector Risk.

The Health Care AlphaDEX(TM) Fund invests in the securities of companies in the health care sector. General problems of issuers in the health care sector include extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

Small Cap and Mid Cap Company Risk

The Health Care AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

           First Trust Industrials/Producer Durables AlphaDEX(TM) Fund
                   Investment Objective, Strategies and Risks


Investment Objective

The First Trust Industrials/Producer Durables AlphaDEX(TM) Fund (the "Industrials AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Industrials AlphaDEX(TM) Fund's fees and expenses) of an equity index called the StrataQuant(TM) Industrials Index (Symbol: STRQIN) (the "Industrials Index").

Exchange-Listed


The Shares are listed and trade on the AMEX under the ticker symbol "FXR."


Principal Investment Strategies


The Industrials AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Industrials Index. The Industrials AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non- fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.


The Industrials AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Industrials Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Industrials AlphaDEX(TM) Fund's performance and the performance of the Industrials Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Industrials AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Industrials AlphaDEX(TM) Fund's investment objective, the Industrials AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Industrials Index in proportion to their weightings in the Industrials Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Industrials AlphaDEX(TM) Fund may purchase a sample of stocks in the Industrials Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Industrials Index, purchase securities not in the Industrials Index which First Trust believes are appropriate to substitute for certain securities in the Industrials Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Industrials Index. The Industrials AlphaDEX(TM) Fund may sell stocks that are represented in the Industrials Index in anticipation of their removal from the Industrials Index or purchase stocks not represented in the Industrials Index in anticipation of their addition to the Industrials Index.

Index Construction


The Industrials Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of the 1,000 largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The initial divisor was created to set a benchmark value of 1000.00 on

July 3, 2003. The Industrials Index was created and trademarked by the AMEX on April 11, 2007. As of April 11, 2007, the Russell 1000(R) Index consisted of 974 stocks and the Industrials Index consisted of 49 stocks.

The Industrials Index is constructed by the AMEX in the following manner:

1. The AMEX begins with the universe of stocks in the Russell 1000(R) Index.

2a. The AMEX ranks all stocks in the above universe using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.


3. The AMEX then ranks those stocks contained in the industrials sector (the members of the Russell 1000(R) Producer Durables Index) according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

4. The top 75% of the stocks contained in the industrials sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%),
respectively. Stocks are equally weighted within each quintile.

The Industrials Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the fourth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Industrials Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Industrials Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Industrials Index.

Principal Risks of Investing in the Fund


Risk is inherent in all investing. The Shares of the Industrials AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Industrials AlphaDEX(TM) Fund. The Industrials AlphaDEX(TM) Fund may not achieve its objective. An investment in the Industrials AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Industrials AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. The following specific risk factors have been identified as the principal risks of investing in the Industrials AlphaDEX(TM) Fund.


Market Risk

One of the principal risks of investing in the Industrials AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Industrials AlphaDEX(TM) Fund, Shares of the Industrials AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Industrials Index.

Non-Correlation Risk

The Industrials AlphaDEX(TM) Fund's return may not match the return of the Industrials Index for a number of reasons. For example, the Industrials AlphaDEX(TM) Fund incurs operating expenses not applicable to the Industrials Index, and may incur costs in buying and selling securities, especially when rebalancing the Industrials AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Industrials Index. In addition, the Industrials AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Industrials Index or the ratios between the securities included in the Industrials Index.

The Industrials AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Industrials AlphaDEX(TM) Fund or reserves of cash held by the Industrials AlphaDEX(TM) Fund to meet redemptions and expenses. If the Industrials AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Industrials Index, as would be the case if it purchased all of the stocks in the Industrials Index with the same weightings as the Industrials Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Industrials AlphaDEX(TM) Fund's performance and the performance of the Industrials Index, there can be no assurance that the Industrials AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Industrials AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Industrials Index.

Replication Management Risk


The Industrials AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Industrials Index. As a result of this policy, securities held by the Industrials AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities will be issued by companies concentrated in a particular industry. Therefore, the Industrials AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Industrials Index.


Intellectual Property Risk.


The Industrials AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Industrials AlphaDEX(TM) Fund to use its corresponding equity index in the StrataQuant(TM) Series and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Industrials AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Industrials AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Industrials AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Industrials AlphaDEX(TM) Fund.


Issuer Specific Changes Risk.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Concentration Risk.


The Industrials AlphaDEX(TM) Fund will be concentrated in the securities of a given industry or sector if the Industrials Index is concentrated in such industry or sector. A concentration makes the Industrials AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry or sector and may subject the Industrials AlphaDEX(TM) Fund to greater market risk than more diversified funds.


Non-Diversification Risk.


The Industrials AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Industrials AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Industrials AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Industrials AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.


Industrials Sector Risk.

The Industrials AlphaDEX(TM) Fund invests in the securities of companies in the industrials sector. General risks of industrial companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

Industrial companies may also be affected by factors more specific to their individual industries. Industrial machinery manufacturers may be subject to declines in consumer demand and the need for modernization. Aerospace and defense companies may be influenced by decreased demand for new equipment, aircraft order cancellations, changes in aircraft- leasing contracts and cutbacks in profitable business travel. Agricultural equipment businesses may be influenced by fluctuations in farm income, farm commodity prices, government subsidies and weather conditions. The number of housing starts, levels of public and non- residential construction including weakening demand for new office and retail space, and overall construction spending may adversely affect construction equipment manufacturers, while overproduction, consolidation and weakening global economies may lead to deteriorating sales for auto and truck makers and their suppliers.

Small Cap and Mid Cap Company Risk

The Industrials AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

                     First Trust Materials AlphaDEX(TM) Fund
                   Investment Objective, Strategies and Risks

Investment Objective

The First Trust Materials AlphaDEX(TM) Fund (the "Materials AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Materials AlphaDEX(TM) Fund's fees and expenses) of an equity index called the StrataQuant(TM) Materials Index (Symbol: STRQMT) (the "Materials Index").

Exchange-Listed


The Shares are listed and trade on the AMEX under the ticker symbol "FXZ."


Principal Investment Strategies


The Materials AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Materials Index. The Materials AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non- fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.


The Materials AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Materials Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Materials AlphaDEX(TM) Fund's performance and the performance of the Materials Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Materials AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Materials AlphaDEX(TM) Fund's investment objective, the Materials AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Materials Index in proportion to their weightings in the Materials Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Materials AlphaDEX(TM) Fund may purchase a sample of stocks in the Materials Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Materials Index, purchase securities not in the Materials Index which First Trust believes are appropriate to substitute for certain securities in the Materials Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Materials Index. The Materials AlphaDEX(TM) Fund may sell stocks that are represented in the Materials Index in anticipation of their removal from the Materials Index or purchase stocks not represented in the Materials Index in anticipation of their addition to the Materials Index.

Index Construction


The Materials Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of the 1,000 largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The Materials Index was created and trademarked by the AMEX on

April 11, 2007. As of April 11, 2007, the Russell 1000(R) Index consisted of 974 stocks and the Materials Index consisted of 60 stocks.

The Materials Index is constructed by the AMEX in the following manner:

1. The AMEX begins with the universe of stocks in the Russell 1000(R) Index.

2a. The AMEX ranks all stocks in the above universe using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.


3. The AMEX then ranks those stocks contained in the materials sector (the members of the Russell 1000(R) Materials and Processing Index) according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

4. The top 75% of the stocks contained in the materials sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%),
respectively. Stocks are equally weighted within each quintile.

The Materials Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the fourth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Materials Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Materials Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Materials Index.

Principal Risks of Investing in the Fund


Risk is inherent in all investing. The Shares of the Materials AlphaDEX(TM) Fund will change in value, and loss of money is a risk by investing in the Materials AlphaDEX(TM) Fund. The Materials AlphaDEX(TM) Fund may not achieve its objective. An investment in the Materials AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Materials AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. The following specific risk factors have been identified as the principal risks of investing in the Materials AlphaDEX(TM) Fund.


Market Risk

One of the principal risks of investing in the Materials AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Materials AlphaDEX(TM) Fund, Shares of the Materials AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Materials Index.

Non-Correlation Risk

The Materials AlphaDEX(TM) Fund's return may not match the return of the Materials Index for a number of reasons. For example, the Materials AlphaDEX(TM) Fund incurs operating expenses not applicable to the Materials Index, and may incur costs in buying and selling securities, especially when rebalancing the Materials AlphaDEX(TM) Fund's portfolios holdings to reflect changes in the composition of the Materials Index. In addition, the Materials AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Materials Index or the ratios between the securities included in the Materials Index.

The Materials AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Materials AlphaDEX(TM) Fund or reserves of cash held by the Materials AlphaDEX(TM) Fund to meet redemptions and expenses. If the Materials AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Materials Index, as would be the case if it purchased all of the stocks in the Materials Index with the same weightings as the Materials Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Materials AlphaDEX(TM) Fund's performance and the performance of the Materials Index, there can be no assurance that the Materials AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Materials AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Materials Index.

Replication Management Risk


The Materials AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Materials Index. As a result of this policy, securities held by the Materials AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities will be issued by companies concentrated in a particular industry. Therefore, the Materials AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Materials Index.


Intellectual Property Risk.


The Materials AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Materials AlphaDEX(TM) Fund to use its corresponding equity index in the StrataQuant(TM) Series and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Materials AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Materials AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Materials AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Materials AlphaDEX(TM) Fund.


Issuer Specific Changes Risk.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Concentration Risk.


The Materials AlphaDEX(TM) Fund will be concentrated in the securities of a given industry or sector if the Materials Index is concentrated in such industry or sector. A concentration makes the Materials AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry or sector and may subject the Materials AlphaDEX(TM) Fund to greater market risk than more diversified funds.

Non-Diversification Risk.


The Materials AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Materials AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Materials AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Materials AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.


Materials Sector Risk.

The Materials AlphaDEX(TM) Fund invests in the securities of companies in the materials sector. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Small Cap and Mid Cap Company Risk

The Materials AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

                    First Trust Technology AlphaDEX(TM) Fund
                   Investment Objective, Strategies and Risks

Investment Objective

The First Trust Technology AlphaDEX(TM) Fund (the "Technology AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Technology AlphaDEX(TM) Fund's fees and expenses) of an equity index called the StrataQuant(TM) Technology Index (Symbol: STRQTC) (the "Technology Index").

Exchange-Listed


The Shares are listed and trade on the AMEX under the ticker symbol "FXL."


Principal Investment Strategies


The Technology AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Technology Index. The Technology AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non- fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.


The Technology AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Technology Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Technology AlphaDEX(TM) Fund's performance and the performance of the Technology Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Technology AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Technology AlphaDEX(TM) Fund's investment objective, the Technology AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Technology Index in proportion to their weightings in the Technology Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Technology AlphaDEX(TM) Fund may purchase a sample of stocks in the Technology Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Technology Index, purchase securities not in the Technology Index which First Trust believes are appropriate to substitute for certain securities in the Technology Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Technology Index. The Technology AlphaDEX(TM) Fund may sell stocks that are represented in the Technology Index in anticipation of their removal from the Technology Index or purchase stocks not represented in the Technology Index in anticipation of their addition to the Technology Index.

Index Construction


The Technology Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of the 1,000 largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The Technology Index was created and trademarked by the AMEX on

April 11, 2007. As of April 11, 2007, the Russell 1000(R) Index consisted of 974 stocks and the Technology Index consisted of 73 stocks.

The Technology Index is constructed by the AMEX in the following manner:

1. The AMEX begins with the universe of stocks in the Russell 1000(R) Index.

2a. The AMEX ranks all stocks in the above universe using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.


3. The AMEX then ranks those stocks contained in the technology sector (the members of the Russell 1000(R) Technology Index) according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

4. The top 75% of the stocks contained in the technology sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%),
respectively. Stocks are equally weighted within each quintile.

The Technology Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the fourth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Technology Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Technology Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Technology Index.

Principal Risks of Investing in the Fund


Risk is inherent in all investing. The Shares of the Technology AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Technology AlphaDEX(TM) Fund. The Technology AlphaDEX(TM) Fund may not achieve its objective. An investment in the Technology AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Technology AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. The following specific risk factors have been identified as the principal risks of investing in the Technology AlphaDEX(TM) Fund.


Market Risk

One of the principal risks of investing in the Technology AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Technology AlphaDEX(TM) Fund, Shares of the Technology AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Technology Index.

Non-Correlation Risk

The Technology AlphaDEX(TM) Fund's return may not match the return of the Technology Index for a number of reasons. For example, the Technology AlphaDEX(TM) Fund incurs operating expenses not applicable to the Technology Index, and may incur costs in buying and selling securities, especially when rebalancing the Technology AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Technology Index. In addition, the Technology AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Technology Index or the ratios between the securities included in the Technology Index.

The Technology AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Technology AlphaDEX(TM) Fund or reserves of cash held by the Technology AlphaDEX(TM) Fund to meet redemptions and expenses. If the Technology AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Technology Index, as would be the case if it purchased all of the stocks in the Technology Index with the same weightings as the Technology Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Technology AlphaDEX(TM) Fund's performance and the performance of the Technology Index, there can be no assurance that the Technology AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Technology AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Technology Index.

Replication Management Risk


The Technology AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Technology Index. As a result of this policy, securities held by the Technology AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities will be issued by companies concentrated in a particular industry. Therefore, the Technology AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Technology Index.


Intellectual Property Risk.


The Fund relies on a license and related sublicense that permits the Technology AlphaDEX(TM) Fund to use its corresponding equity index in the StrataQuant(TM) Series and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Technology AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Technology AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Technology AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Technology AlphaDEX(TM) Fund.


Issuer Specific Changes Risk.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Concentration Risk.


The Technology AlphaDEX(TM) Fund will be concentrated in the securities of a given industry or sector if the Technology Index is concentrated in such industry or sector. A concentration makes the Technology AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry or sector and may subject the Technology AlphaDEX(TM) Fund to greater market risk than more diversified funds.


Non-Diversification Risk.


The Technology AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Technology AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Technology AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Technology AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.


Technology Sector Risk.

The Technology AlphaDEX(TM) Fund invests in the securities of companies in the technology sector. Companies involved in the technology sector must contend with the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance. Also, the stocks of many technology companies have exceptionally high price-to- earning ratios with little or no earnings histories.

Small Cap and Mid Cap Company Risk

The Technology AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

                     First Trust Utilities AlphaDEX(TM) Fund
                   Investment Objective, Strategies and Risks

Investment Objective

The First Trust Utilities AlphaDEX(TM) Fund (the "Utilities AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Utilities AlphaDEX(TM) Fund's fees and expenses) of an equity index called the StrataQuant(TM) Utilities Index (Symbol: STRQUT) (the "Utilities Index").

Exchange-Listed


The Shares are listed and trade on the AMEX under the ticker symbol "FXU."


Principal Investment Strategies


The Utilities AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Utilities Index. The Utilities AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non- fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.


The Utilities AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Utilities Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Utilities AlphaDEX(TM) Fund's performance and the performance of the Utilities Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Utilities AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Utilities AlphaDEX(TM) Fund's investment objective, the Utilities AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Utilities Index in proportion to their weightings in the Utilities Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Utilities AlphaDEX(TM) Fund may purchase a sample of stocks in the Utilities Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Utilities Index, purchase securities not in the Utilities Index which First Trust believes are appropriate to substitute for certain securities in the Utilities Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Utilities Index. The Utilities AlphaDEX(TM) Fund may sell stocks that are represented in the Utilities Index in anticipation of their removal from the Utilities Index or purchase stocks not represented in the Utilities Index in anticipation of their addition to the Utilities Index.

Index Construction


The Utilities Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of the 1,000 largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The Utilities Index was created and trademarked by the AMEX on

April 11, 2007. As of April 11, 2007, the Russell 1000(R) Index consisted of 974 stocks and the Utilities Index consisted of 55 stocks.

The Utilities Index is constructed by the AMEX in the following manner:

1. The AMEX begins with the universe of stocks in the Russell 1000(R) Index.

2a. The AMEX ranks all stocks in the above universe using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.


3. The AMEX then ranks those stocks contained in the utilities sector (the members of the Russell 1000(R) Utilities Index) according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

4. The top 75% of the stocks contained in the utilities sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%),
respectively. Stocks are equally weighted within each quintile.

The Utilities Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the fourth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Utilities Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Utilities Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Utilities Index.

Principal Risks of Investing in the Fund


Risk is inherent in all investing. The Shares of the Utilities AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Utilities AlphaDEX(TM) Fund. The Utilities AlphaDEX(TM) Fund may not achieve its objective. An investment in the Utilities AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Utilities AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. The following specific risk factors have been identified as the principal risks of investing in the Utilities AlphaDEX(TM) Fund.


Market Risk

One of the principal risks of investing in the Utilities AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Utilities AlphaDEX(TM) Fund, Shares of the Utilities AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Utilities Index.

Non-Correlation Risk

The Utilities AlphaDEX(TM) Fund's return may not match the return of the Utilities Index for a number of reasons. For example, the Utilities AlphaDEX(TM) Fund incurs operating expenses not applicable to the Utilities Index, and may incur costs in buying and selling securities, especially when rebalancing the Utilities AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Utilities Index. In addition, the Utilities AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Utilities Index or the ratios between the securities included in the Utilities Index.

The Utilities AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Utilities AlphaDEX(TM) Fund or reserves of cash held by the Utilities AlphaDEX(TM) Fund to meet redemptions and expenses. If the Utilities AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Utilities Index, as would be the case if it purchased all of the stocks in the Utilities Index with the same weightings as the Utilities Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Utilities AlphaDEX(TM) Fund's performance and the performance of the Utilities Index, there can be no assurance that the Utilities AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Utilities AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Utilities Index.

Replication Management Risk


The Utilities AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Utilities Index. As a result of this policy, securities held by the Utilities AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities will be issued by companies concentrated in a particular industry. Therefore, the Utilities AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Utilities Index.


Intellectual Property Risk.


The Utilities AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Utilities AlphaDEX(TM) Fund to use its corresponding equity index in the StrataQuant(TM) Series and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Utilities AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Utilities AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Utilities AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Utilities AlphaDEX(TM) Fund.


Issuer Specific Changes Risk.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Concentration Risk.


The Utilities AlphaDEX(TM) Fund will be concentrated in the securities of a given industry or sector if the Utilities Index is concentrated in such industry or sector. A concentration makes the Utilities AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry or sector and may subject the Utilities AlphaDEX(TM) Fund to greater market risk than more diversified funds.


Non-Diversification Risk.


The Utilities AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Utilities AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Utilities AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Utilities AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.


Utilities Sector Risk.

The Utilities AlphaDEX(TM) Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

Small Cap and Mid Cap Company Risk

The Utilities AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

How the Funds Have Performed

The Funds have not commenced operations and, therefore, do not have performance histories.

What Are the Costs of Investing?

The following table describes the estimated fees and expenses you may pay when you buy or sell Creation Units of each Fund. Annual Fund operating expenses are estimates. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.


                     Consumer   Consumer   Energy       Financials   Health Care  Industrials  Materials    Technology   Utilities
                     Discret-   Staples    AlphaDEX(TM) AlphaDEX(TM) AlphaDEX(TM) AlphaDEX(TM) AlphaDEX(TM) AlphaDEX(TM) AlphaDEX
                     ionary     AlphaDEX   Fund         Fund         Fund         Fund         Fund         Fund         (TM) Fund
                     AlphaDEX   (TM) Fund
                     (TM) Fund
Shareholder Fees
(paid directly by
Authorized
Participants)

Sales charges
(loads)              None       None       None         None         None         None         None         None         None

Standard             $1,000     $500       $500         $1,000       $500         $500         $500         $500         $500
transaction fee
per order(1)

Additional           Up to 3    Up to 3    Up to 3      Up to 3      Up to 3      Up to 3      Up to 3      Up to 3      Up to 3
transaction charge   times the  times the  times the    times the    times the    times the    times the    times the    times the
if settled outside   standard   standard   standard     standard     standard     standard     standard     standard     standard
of the usual         transact-  transact-  transaction  transaction  transaction  transaction  transaction  transaction  transaction
process through the  ion fee    ion fee    fee          fee          fee          fee          fee          fee          fee
Continuous Net
Settlement System
of the National
Securities Clearing
Corporation(1)
___________________________________________________________________________________________________________________________________

Annual Fund
Operating
Expenses(2)(3)
(Expenses that are
deducted from the
Fund's assets)
____________________
Management Fees      0.50%      0.50%      0.50%        0.50%        0.50%        0.50%        0.50%        0.50%        0.50%

Distribution and     0.00%      0.00%      0.00%        0.00%        0.00%        0.00%        0.00%        0.00%        0.00%
Service (12b-1)
Fees(4)

Other Expenses(2)    0.39%      0.39%      0.39%        0.39%        0.39%        0.39%        0.39%        0.39%        0.39%

Total Annual Fund    0.89%      0.89%      0.89%        0.89%        0.89%        0.89%        0.89%        0.89%        0.89%
Operating Expenses

Fee Waivers          0.19%      0.19%      0.19%        0.19%        0.19%        0.19%        0.19%        0.19%        0.19%
and Expense
Reimbursement(5)

Total Net Annual
Fund Operating
Expenses             0.70%      0.70%      0.70%        0.70%        0.70%        0.70%        0.70%        0.70%        0.70%



Example
This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of each of the Funds or customary brokerage commissions that you pay when purchasing or selling Shares of each of the Funds in the secondary market.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be as set forth in the table below:

                         Fund                       One Year     Three Years
       Consumer Discretionary AlphaDEX(TM)Fund        $72            $272
          Consumer Staples AlphaDEX(TM)Fund           $72            $272
               Energy AlphaDEX(TM)Fund                $72            $272
             Financials AlphaDEX(TM)Fund              $72            $272
            Health Care AlphaDEX(TM)Fund              $72            $272
            Industrials AlphaDEX(TM)Fund              $72            $272
             Materials AlphaDEX(TM)Fund               $72            $272
             Technology AlphaDEX(TM)Fund              $72            $272
             Utilities AlphaDEX(TM)Fund               $72            $272

(1)Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $1,000 for the Consumer Discretionary AlphaDEX(TM) Fund (assuming 101 to 200 different securities in a Creation Unit); $500 for the Consumer Staples AlphaDEX(TM) Fund (assuming 1 to 100 different securities in a Creation Unit); $500 for the Energy AlphaDEX(TM) Fund (assuming 1 to 100 different securities in a Creation Unit); $1,000 for the Financials AlphaDEX(TM) Fund (assuming 101 to 200 different securities in a Creation Unit); $500 for the Health Care AlphaDEX(TM) Fund (assuming 1 to 100 different securities in a Creation Unit); $500 for the Industrials AlphaDEX(TM) Fund (assuming 1 to 100 different securities in a Creation Unit); $500 for the Materials AlphaDEX(TM) Fund (assuming 1 to 100 different securities in a Creation Unit); $500 for the Technology AlphaDEX(TM) Fund (assuming 1 to 100 different securities in a Creation Unit); and $500 for the Utilities AlphaDEX(TM) Fund (assuming 1 to 100 different securities in a Creation Unit). However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard creation or redemption transaction fee may be charged. See "Creation Transaction Fees and Redemption Transaction Fees" below.

(2)The Funds had not fully commenced operations as of the date of this Prospectus. The "Other Expenses" listed in the table are estimates based on the expenses the Funds expect to incur for the current fiscal year.

(3)Expressed as a percentage of average daily net assets.

(4)Each Fund has adopted a distribution and service (12b-1) plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by a Fund and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 30, 2008.

(5)First Trust has agreed to waive fees and/or pay each Fund's expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average net assets per year, at least until May 10, 2009. Expenses borne by First Trust are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund at any time if it would result in such Fund's expenses exceeding 0.70% of average daily net assets per year.

Creation Transaction Fees and Redemption Transaction Fees

The Funds issue and redeem Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units, called "Authorized Participants" ("APs"), can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee (as defined below) as set forth in the expense table for each purchase transaction (regardless of the number of Creation Units involved). Normally, the value of a Creation Unit as of the first creation of such Creation Unit was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee (as defined below) as set forth in the expense table for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that a Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated:

                      Fund                           One Year     Three Years
    Consumer Discretionary AlphaDEX(TM) Fund         $9,151        $29,249
       Consumer Staples AlphaDEX(TM) Fund            $8,151        $28,249
            Energy AlphaDEX(TM) Fund                 $8,151        $28,249
          Financials AlphaDEX(TM)Fund                $9,151        $29,249
         Health Care AlphaDEX(TM) Fund               $8,151        $28,249
         Industrials AlphaDEX(TM) Fund               $8,151        $28,249
          Materials AlphaDEX(TM) Fund                $8,151        $28,249
          Technology AlphaDEX(TM) Fund               $8,151        $28,249
          Utilities AlphaDEX(TM) Fund                $8,151        $28,249

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of a Fund and do not impact a Fund's expense ratio.


                        Additional Investment Strategies


Each of the policies described herein is a non-fundamental policy of each Fund that may be changed by the Board of Trustees of the Trust without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under "Investment Objective and Policies."


Equity Securities


The Funds invest primarily in equity securities of U.S. issuers. Eligible equity securities include common stocks and warrants to purchase common stocks. In addition, the Funds may invest in equity securities of non-U.S. issuers listed on any national exchange if such securities are included in the applicable equity index in the StrataQuant(TM) Series, including depositary receipts that represent non- U.S. common stocks deposited with a custodian.


Short-Term Investments

The Funds may invest in cash equivalents or other short-term investments, including U.S. government securities, commercial paper, repurchase agreements, money-market funds or similar fixed-income securities with remaining maturities of one year or less. For more information on short-term investments, see the SAI.

Futures and Options

The Funds may use various investment strategies designed to hedge against changes in the values of securities the Funds own or expect to purchase or to hedge against interest rate or currency exchange rate changes. The securities used to implement these strategies include financial futures contracts, options, forward contracts, options on financial futures and stock index options.

Delayed Delivery Securities

The Funds may buy or sell securities on a when-issued or delayed- delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the securities to be purchased may decline before the settlement date.

Disclosure of Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of each Fund's portfolio securities is included in the Fund's SAI.

                   Additional Risks of Investing in the Funds


Risk is inherent in all investing. Investing in each Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that each Fund will meet its stated objective. Before you invest, you should consider the following risks.


Trading Issues

Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value


The NAV of Shares of each Fund will generally fluctuate with changes in the market value of each Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on the AMEX. First Trust cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Funds trading individually or in the aggregate at any point in time. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of many closed- end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), First Trust believes that large discounts or premiums to the NAV of Shares should not be sustained.


Inflation

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of the Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Non-U.S. Investment

The Funds may invest in non-U.S. securities publicly traded in the United States. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in non-U.S. securities include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in non-U.S. currency exchange rates; taxes; restrictions on non-U.S.
investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.

Investment Strategy

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in each Fund's corresponding equity index in the StrataQuant(TM) Series. As a result of this policy, securities held by a Fund will generally not be bought or sold in response to market fluctuations. This policy may subject investors to greater market risk than other mutual funds.

                                Fund Organization


Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board of Trustees (the "Board") is responsible for its overall management and direction. The Board elects the Trust's officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.


                             Management of the Funds

First Trust Advisors L.P. ("First Trust"), 1001 Warrenville Road, Lisle, Illinois 60532, is the investment adviser to the Funds. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and certain other services necessary for the management of the portfolios.

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust discharges its responsibilities subject to the policies of the Board of Trustees of the Trust.


First Trust serves as adviser or sub-adviser for 25 mutual fund portfolios, 29 exchange-traded fund portfolios and 13 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by FTP, 1001 Warrenville Road, Lisle, Illinois 60532. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the Shares of each Fund.

There is no one individual primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of a committee (the "Investment Committee"). The Investment Committee consists of Daniel J. Lindquist, Robert F. Carey, Jon C. Erickson, David G. McGarel, Roger F. Testin and Stan Ueland. Mr. Lindquist rejoined First Trust as a Vice President in April 2004 after serving as Chief Operating Officer of Mina Capital Management LLC from January 2004 to April 2004 and Samaritan Asset Management Services, Inc. from April 2000 to January 2004 and has been a Senior Vice President of First Trust and FTP since September 2005. Mr. Lindquist is Chairman of the Investment

Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of the Fund's investment strategies. Mr. Carey is the Chief Investment Officer and Senior Vice President of First Trust and Senior Vice President of FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. Mr. McGarel is a Senior Vice President of First Trust and FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies. Since November 2003, Mr. Testin has been a Senior Vice President of First Trust and FTP. From August 2001 to November 2003, Mr. Testin was a Vice President of First Trust and FTP. Prior to joining First Trust, Mr. Testin was an analyst for Dolan Capital Management. Mr. Testin has been the head of First Trust's Portfolio Management Group. Mr. Ueland has been a Vice President of First Trust and FTP since August 2005. At First Trust, he plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust. Before joining First Trust, Mr. Ueland was vice president of sales at BondWave LLC from May 2004 through August 2005, an account executive for Mina Capital Management LLC and Samaritan Asset Management Services, Inc. from January 2003 through May 2004, and a sales consultant at Oracle Corporation from January 1997 through January 2003. For additional information concerning First Trust, including a description of the services provided to the Funds, see the Funds' SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of Shares of the Funds.

First Trust will receive annual fees from each Fund equal to 0.50% of such Fund's average daily net assets. A discussion regarding the approval of the Investment Management Agreement will be available in the Funds' Annual Report to Shareholders for the period ending July 31, 2007.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, paying for its sublicensing fees related to each Fund's corresponding equity index in the StrataQuant(TM) Series, any distribution fees or expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.70% of average daily net assets per year, at least until May 10, 2009. Expenses borne by First Trust are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund at any time if it would result in such Fund's expenses exceeding 0.70% of average daily net assets per year


                           How to Buy and Sell Shares

Shares will be issued or redeemed by the Funds at NAV per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."


Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds will be listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per- Share price differential. When buying or selling Shares through a broker, you should expect to incur customary brokerage commissions, you may receive less than the NAV of the Shares, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.


Investors may acquire Shares directly from a Fund, and shareholders may tender their Shares for redemption directly to such Fund, only in Creation Units of 50,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.


Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares of each Fund. The Trust, on behalf of the Funds, has applied for an exemptive order from the Securities and Exchange Commission that, subject to certain terms and conditions, would permit registered investment companies to invest in a Fund beyond the limits set forth in Section 12(d)(1).


Book Entry

Shares are held in book-entry form, which means that no Share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of Share certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book- entry or "street name" form.

Share Trading Prices

The trading prices of Shares of a Fund on the AMEX may differ from such Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The AMEX intends to disseminate the approximate value of Shares of the Funds every 15 seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Funds because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of the Funds' Shares


Each Fund imposes no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by each Fund's shareholders. The Board considered that, unlike traditional mutual funds, the Funds issue and redeem their Shares at NAV per Share for a basket of securities intended to mirror a Fund's portfolio, plus a small amount of cash, and the Shares may be purchased and sold on the AMEX at prevailing market prices. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Funds' shareholders and (b) any attempts to market time the Funds by shareholders would not be expected to negatively impact the Funds or their shareholders.

                   Creations, Redemptions and Transaction Fees


Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Funds must have entered into an AP agreement with the Funds' distributor and transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchases and redemptions of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.


Purchase


In order to purchase Creation Units of the Funds, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in each Fund's corresponding equity index in the StrataQuant(TM) Series (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Funds' custodian through the facilities of the National Securities Clearing Corporation ("NSCC"), immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through an AP which is either (i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process"), or (ii) a participant of DTC ("DTC Participant") that has entered into an AP agreement with the Funds' distributor and transfer agent, with respect to purchases and redemptions of Creation Units of each Fund. All orders must be placed for one or more whole Creation Units of Shares of the Funds and must be received by the Funds' transfer agent in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m., Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the Funds' transfer agent no later than 3:00 p.m., Eastern time. A custom order may be placed by an AP in the event that a Fund permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Purchasers of Creation Units must pay a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

            Number of Securities               Creation
             in a Creation Unit            Transaction Fee
                  1-100                         $500
                101-200                       $1,000
                201-300                       $1,500
                301-400                       $2,000
                401-500                       $2,500
                501-600                       $3,000
                601-700                       $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the Clearing Process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit

Aggregations" in the SAI. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.


Shares of each Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with a Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Redemption


The Funds' custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of each Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the Funds' transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to a Fund equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming AP. Investors should expect to incur customary brokerage commissions in connection with assembling a sufficient number of Shares of a Fund to constitute a redeemable Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

An order to redeem Creation Units of a Fund may only be effected by or through an AP. An order to redeem must be placed for one or more whole Creation Units and must be received by the Funds' transfer agent in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m., Eastern time) in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the Funds' transfer agent no later than 3:00 p.m., Eastern time.

Parties redeeming Creation Units must pay a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

             Number of Securities              Redemption
              in a Creation Unit             Transaction Fee
                    1-100                         $500
                  101-200                       $1,000
                  201-300                       $1,500
                  301-400                       $2,000
                  401-500                       $2,500
                  501-600                       $3,000
                  601-700                       $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, a Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.


                       Dividends, Distributions and Taxes

Dividends from net investment income, if any, are declared and paid semi-annually. Each Fund distributes its net realized capital gains, if any, to shareholders annually.


Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Such Shares will generally be reinvested by the broker based upon the market price of those Shares and investors may be subject to customary brokerage commissions charged by the broker.


                               Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Funds. This section is current as of the date of this Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Funds was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax adviser.

Fund Status

Each Fund intends to qualify as a "regulated investment company" under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions

The Funds' distributions are generally taxable. After the end of each year, you will receive a tax statement that separates each of your Fund's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from a Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction


A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Funds because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Funds from certain corporations may be designated by the Funds as being eligible for the dividends received deduction.


Capital Gains and Losses and Certain Ordinary Income Dividends

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from a Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code treats certain capital gains as ordinary income in special situations.


Ordinary income dividends received by an individual shareholder from regulated investment companies such as the Funds are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Funds themselves. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Funds will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.


Sale of Shares

If you sell your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes on Purchase and Redemption of Creation Units

If you exchange equity securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the Cash Component paid. If you exchange Creation Units for equity securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

Deductibility of Fund Expenses

Expenses incurred and deducted by the Funds will generally not be treated as income taxable to you.

Non-U.S. Tax Credit


If a Fund invests in any non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes a Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes a Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.


Non-U.S. Investors


If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes (other than dividends which the Fund designates as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly designated by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of the Fund beginning prior to 2008, distributions from the Fund that are properly designated by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Funds make certain elections and certain other conditions are met.


                                Distribution Plan

FTP serves as the distributor of Creation Units for the Funds on an agency basis. FTP does not maintain a secondary market in Shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.


No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 30, 2008. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Funds' assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

                                 Net Asset Value


Each Fund's NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for a Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets are generally valued as set forth below. Common stocks and other equity securities listed on any national or non- U.S. exchange or on The Nasdaq Stock Market, Inc. ("NASDAQ") will be valued at the last sale price for all exchanges other than NASDAQ and the official closing price for NASDAQ on the exchange or system in which they are principally traded on the valuation date. If there are no transactions on the valuation date, securities traded principally on an exchange or on NASDAQ will be valued at the mean between the most recent bid and ask prices. Equity securities traded in the over-the-counter market are valued at their closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Fixed income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis. The value of any portfolio security held by a Fund for which reliable market quotations are not readily available or if a valuation is deemed inappropriate will be determined by the Board or its designee in a manner that most fairly reflects the fair market value of the security on the valuation date.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in the prices used by the Fund differing from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.


                             Fund Service Providers

The Bank of New York is the administrator, custodian and fund accounting and transfer agent for the Funds. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Funds.

The Trust, on behalf of the Funds, has entered into an agreement with PFPC, Inc. ("PFPC"), 301 Bellevue Parkway, Wilmington, Delaware 19809, whereby PFPC will provide certain administrative services to the Trust in connection with the Board's meetings and other related matters.

                                 Index Provider


Each equity index in the StrataQuant(TM) Series that each respective Fund seeks to track is compiled by the AMEX. The AMEX is not affiliated with the Funds, First Trust or FTP. The Funds are entitled to use each equity index in the StrataQuant(TM) Series pursuant to sublicensing arrangements by and among each Fund, the AMEX, First Trust and FTP, which in turn has a licensing agreement with the AMEX.


                                   Disclaimers

First Trust does not guarantee the accuracy and/or the completeness of the StrataQuant(TM) Series or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the StrataQuant(TM) Series or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the StrataQuant(TM) Series or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the StrataQuant(TM) Series, even if notified of the possibility of such damages.


Each of the StrataQuant(TM) Series indices is a trademark of the American Stock Exchange LLC and is licensed for use by FTP. FTP sublicenses the StrataQuant(TM) Series indices to the Funds and to First Trust. The Funds are not sponsored, endorsed, sold or promoted by the American Stock Exchange LLC. The American Stock Exchange LLC makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant(TM) Series in connection with the trading of the Funds.


FTP has licensed to AMEX, free of charge, the right to use certain intellectual property owned by FTP, including the AlphaDEX(TM) trademark and the AlphaDEX(TM) stock selection method, in connection with AMEX's creation of the StrataQuant(TM) Series indices. A patent application with respect to the AlphaDEX(TM) stock selection method is pending at the United States Patent and Trademark Office.

Notwithstanding such license, AMEX is solely responsible for the creation, compilation and administration of the StrataQuant(TM) Series indices and has the exclusive right to determine the stocks included in the indices and the indices' methodologies.


The Funds are not sponsored, endorsed, sold or promoted by Frank Russell Company ("Underlying Index Provider") or by the Index Provider. Neither Underlying Index Provider nor Index Provider makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of any of the StrataQuant(TM) Series to track general stock market performance or a segment of the same. Index Provider's publication of the StrataQuant(TM) Series in no way suggests or implies an opinion by the Underlying Index Provider or by Index Provider as to the advisability of investment in any or all of the securities upon which the StrataQuant(TM) Series is based. Index Provider's only relationship to FTP is the licensing of certain trade marks and trade names of Index Provider and of the StrataQuant(TM) Series which is determined, composed and calculated by Index Provider without regard to FTP, First Trust or the Funds. Underlying Index Provider and Index Provider are not responsible for and have not reviewed the Funds nor any associated literature or publications and make no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Underlying Index

Provider reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the StrataQuant(TM) Series. Underlying Index Provider and Index Provider have no obligation or liability in connection with the administration, marketing or trading of the Funds.


INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY OF THE STRATAQUANT(TM) SERIES OR ANY DATA INCLUDED THEREIN. INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FTP, FIRST TRUST, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE STRATAQUANT(TM) SERIES OR ANY DATA INCLUDED THEREIN. INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE STRATAQUANT(TM) SERIES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"AlphaDEX(TM)" is a trademark of FTP. The Funds and First Trust on behalf of the Funds have been granted the right by FTP to use the name "AlphaDEX(TM)" for certain purposes.

                          Additional Index Information


The StrataQuant(TM) Series was created and trademarked by the AMEX. The Funds will make changes to their portfolios shortly after changes to the StrataQuant(TM) Series are released to the public. Investors are able to access the holdings of each Fund and the composition and compilation methodology of the StrataQuant(TM) Series through the Funds' website at www.ftportfolios.com.


In the event that AMEX no longer calculates the StrataQuant(TM) Series, the StrataQuant(TM) Series license is terminated or the identity or character of any equity index of the StrataQuant(TM) Series is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Funds. The Board will also take whatever actions it deems to be in the best interests of the Funds if the Funds' Shares are delisted.

                                Other Information


For purposes of the 1940 Act, each Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Funds, has applied for an exemptive order from the Securities and Exchange Commission that, subject to certain terms and conditions, would permit registered investment companies to invest in the Fund beyond the limits set forth in Section 12(d)(1).


Continuous Offering


Each Fund will issue, on a continuous offering basis, its Shares in one or more groups of a fixed number of Fund Shares (each such group of such specified number of individual Shares of a Fund, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by a Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.


For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a Prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of each Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker- dealer in connection with a sale on the AMEX is satisfied by the fact that the Prospectus is available from the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

For More Information

For more detailed information on the Funds, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Funds' policies and operation. The Funds' most recent SAI and certain other information are available free of charge by calling the Funds at (800) 621-1675, on the Funds' website at www.ftportfolios.com or through your financial adviser. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Funds, including the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission (the "SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-5850 for information on the Public Reference Room. You may also request information regarding the Funds by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549 or by sending an electronic request, along with a duplication fee to publicinfo@sec.gov.

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                                      -56-

           First Trust Consumer Discretionary AlphaDEX(TM) Fund
              First Trust Consumer Staples AlphaDEX(TM) Fund
                   First Trust Energy AlphaDEX(TM) Fund
                 First Trust Financials AlphaDEX(TM) Fund
                First Trust Health Care AlphaDEX(TM) Fund
       First Trust Industrials/Producer Durables AlphaDEX(TM) Fund
                 First Trust Materials AlphaDEX(TM) Fund
                 First Trust Technology AlphaDEX(TM) Fund
                 First Trust Utilities AlphaDEX(TM) Fund



                          1001 Warrenville Road
                                Suite 300
                          Lisle, Illinois 60532
                              (800) 621-1675
                           www.ftportfolios.com

                                                 SEC File #:  333-140895
                                                               811-22019


Back Cover

                   Statement of Additional Information

                Investment Company Act File No. 811-22019

             First Trust Exchange-Traded AlphaDEX(TM) Fund

          First Trust Consumer Discretionary AlphaDEX(TM) Fund
             First Trust Consumer Staples AlphaDEX(TM) Fund
                  First Trust Energy AlphaDEX(TM) Fund
                First Trust Financials AlphaDEX(TM) Fund
                First Trust Health Care AlphaDEX(TM) Fund

           First Trust Industrials/Producer Durables AlphaDEX(TM) Fund

                 First Trust Materials AlphaDEX(TM) Fund
                First Trust Technology AlphaDEX(TM) Fund
                 First Trust Utilities AlphaDEX(TM) Fund



                           Dated May 10, 2007

     This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated May 10, 2007
(the "Prospectus") for the First Trust Consumer Discretionary
AlphaDEX(TM) Fund, First Trust Consumer Staples AlphaDEX(TM) Fund, First
Trust Energy AlphaDEX(TM) Fund, First Trust Financials AlphaDEX(TM)
Fund, First Trust Health Care AlphaDEX(TM) Fund, First Trust Industrials/ Producer Durables AlphaDEX(TM) Fund, First Trust Materials AlphaDEX(TM) Fund, First Trust Technology AlphaDEX(TM) Fund and First Trust Utilities AlphaDEX(TM) Fund, each a series of the First Trust Exchange-Traded AlphaDEX(TM) Fund (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, First Trust Portfolios L.P., 1001 Warrenville Road, Lisle, Illinois 60532, or by calling toll free at (800) 621-1675.


                            Table of Contents

General Description of the Trust and the Funds.................................1

Exchange Listing and Trading...................................................2

Investment Objective and Policies..............................................3

Investment Strategies..........................................................4

Sublicense Agreement..........................................................14

Investment Risks..............................................................14

Funds Management..............................................................19

Accounts Managed by Investment Committee......................................29

Brokerage Allocations.........................................................29

Custodian, Distributor, Transfer Agent, Fund Accounting Agent, Index
   Provider and Exchange......................................................32

Additional Information........................................................34

Proxy Voting Policies and Procedures..........................................36

Creation and Redemption of Creation Unit Aggregations.........................37

Federal Tax Matters...........................................................47

Determination of NAV..........................................................52

Dividends and Distributions...................................................54

Miscellaneous Information.....................................................54

             General Description of the Trust and the Funds


The Trust was organized as a Massachusetts business trust on December 6, 2006 and is authorized to issue an unlimited number of shares in one or more series or "Funds." The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended
(the "1940 Act"). The Trust currently offers Shares in 16 series, including the First Trust Consumer Discretionary AlphaDEX(TM) Fund,
First Trust Consumer Staples AlphaDEX(TM) Fund, First Trust Energy
AlphaDEX(TM) Fund, First Trust Financials AlphaDEX(TM) Fund, First Trust
Health Care AlphaDEX(TM) Fund, First Trust Industrials/Producer Durables AlphaDEX(TM) Fund, First Trust Materials AlphaDEX(TM) Fund, First Trust Technology AlphaDEX(TM) Fund and First Trust Utilities AlphaDEX(TM) Fund (each, a "Fund," and collectively, the "Funds"), each a non-diversified series. This Statement of Additional Information relates only to the Funds. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each series of the Trust represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.


The Board of Trustees of the Trust (the "Board of Trustees" or the "Trustees") has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees.

The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the shares of that series will vote separately on such matter.

The Trust's Declaration of Trust (the "Declaration") provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Funds, and ownership of Fund Shares may be disclosed by the Funds if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem Shares held by any shareholder for any reason under terms set by the Trustees. The Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

The Trust is not required and does not intend to hold annual meetings of shareholders.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or a Fund itself was unable to meet its obligations.

The Funds are managed by First Trust Advisors L.P. (the "Adviser" or "First Trust").


Each Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities (the "Deposit Securities") included in each Fund's corresponding Index (as hereinafter defined), together with the deposit of a specified cash payment (the "Cash Component"). The Shares have been approved for listing and secondary trading on the American Stock Exchange (the "AMEX"), subject to notice of issuance. The Shares will trade on the AMEX at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares.


The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                      Exchange Listing and Trading


There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of the Fund will continue to be met. The AMEX may, but is not required to, remove the Shares of the Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable.

Please note that the AMEX may have a conflict of interest with respect to a Fund because the Shares are listed on the AMEX and the AMEX is also the Fund's Index Provider. As in the case of other stocks traded on the AMEX, broker's commissions on transactions will be based on negotiated commission rates at customary levels.


The Funds reserve the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.


                   Investment Objectives and Policies

The Prospectus describes the investment objective and policies of the Funds. The following supplements the information contained in the Prospectus concerning the investment objectives and policies of each Fund.


Each Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund:

          (1) A Fund may not issue senior securities, except as permitted under the 1940 Act.

          (2) A Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of a Fund's total assets (including the amount borrowed), less a Fund's liabilities (other than borrowings).

          (3) A Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase and sale of portfolio securities.

          (4) A Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

          (5) A Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund's total assets.

          (6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

          (7) A Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Index that the Fund replicates, concentrates in an industry or a group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

The foregoing fundamental policies of the Funds may not be changed without the affirmative vote of the majority of the outstanding voting securities of the respective Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding voting securities.

In addition to the foregoing fundamental policies, the Funds are also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies which may be changed by the Board of Trustees.

                          Investment Strategies


Under normal circumstances, each Fund will invest at least 90% of its total assets in common stocks that comprise its respective corresponding equity index (the "Index") in a family of custom "enhanced" indices created and administered by the AMEX (the "StrataQuant(TM) Series") comprised of the StrataQuant(TM) Consumer Discretionary Index, StrataQuant(TM) Consumer Staples Index, StrataQuant(TM) Energy Index, StrataQuant(TM) Financials Index, StrataQuant(TM) Health Care Index, StrataQuant(TM) Industrial Index, StrataQuant(TM) Materials and Processing Index, StrataQuant(TM) Technology Index and StrataQuant(TM) Utilities Index. Fund Shareholders are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.

Types of Investments

Warrants: The Funds may invest in warrants. Warrants acquired by a Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.


Delayed-Delivery Transactions: The Funds may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, no payment is made by the Funds to the issuer and no interest is accrued on debt securities or dividend income is earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of a decline in value of a Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them. At the time a Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its NAV. The Funds do not believe that NAV will be adversely affected by purchases of securities in delayed-delivery transactions.


The Funds will earmark or maintain in a segregated account cash, U.S. Government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, a Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).

Illiquid Securities: The Funds may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act, as amended, but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegates has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed First Trust to look to factors such as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Temporary Investments: The Funds may, without limit as to percentage of assets, purchase U.S. Government securities or short-term debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term debt rating of at least A by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") and having a maturity of one year or less.Money Market Funds: The Funds may invest in shares of money market funds to the extent permitted by the 1940 Act.

Short-term debt securities are defined to include, without limitation, the following:

          (1) U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
(c) Fannie Mae, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

          (2) Certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore certificates of deposit purchased by the Funds may not be fully insured.

          (3) Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.
 The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

          (4) Repurchase agreements, which involve purchases of debt securities. In such an action, at the time a Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for a Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week. Such actions afford an opportunity for a Fund to invest temporarily available cash. The Funds may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances in which the Funds may invest. In addition, the Funds may only enter into repurchase agreements where the market value of the purchased securities/collateral equals at least 100% of principal including accrued interest and is marked-to-market daily. The risk to the Funds is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Funds, however, intend to enter into repurchase agreements only with financial institutions and dealers believed by First Trust to present minimal credit risks in accordance with criteria established by the Board of Trustees. First Trust will review and monitor the creditworthiness of such institutions. First Trust monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. First Trust does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

          (5) Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

          (6) Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. A Fund's portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because a Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Funds may only invest in commercial paper rated A-1 or better by S&P, Prime-1 or higher by Moody's or Fitch 2 or higher by Fitch.

Portfolio Turnover

The Funds buy and sell portfolio securities in the normal course of their investment activities. The proportion of a Fund's investment portfolio that is sold and replaced with new securities during a year is known as the Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if a Fund sold and replaced securities valued at 100% of its net assets within one year. Active trading would result in the payment by the Fund of increased brokerage costs and expenses.

Hedging Strategies

General Description of Hedging Strategies

The Funds may engage in hedging activities. First Trust may cause the Funds to utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts to attempt to hedge each Fund's holdings.

Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and Futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, a Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association, the Futures industry's self-regulatory organization. A Fund will not enter into Futures and options transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's total assets. In addition, a Fund will not enter into Futures Contracts and options transactions if more than 30% of its net assets would be committed to such instruments.

The foregoing limitations are not fundamental policies of the Funds and may be changed without shareholder approval as regulatory agencies permit. Various exchanges and regulatory authorities have undertaken reviews of options and Futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for Futures and options transactions and proposals to increase the margin requirements for various types of Futures transactions.

Asset Coverage for Futures and Options Positions

The Funds will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. Government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

The Funds may purchase stock index options, sell stock index options in order to close out existing positions and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the stock index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line(R) Composite Indices or a more narrow market index, such as the Standard & Poor's 100. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the AMEX, the NYSE Arca, Inc. and the Philadelphia Stock Exchange.

The Funds' use of stock index options is subject to certain risks. Successful use by a Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Funds' securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and a Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Funds.

Futures Contracts

The Funds may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by a Fund or for other purposes permissible under the Commodity Exchange Act (the "CEA").
 A Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Funds will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national Futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Chicago Board of Trade and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

Margin is the amount of funds that must be deposited by a Fund with its custodian in a segregated account in the name of the Futures commission merchant in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure a Fund's performance of the Futures Contract.

The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily NAV, a Fund will mark to market the current value of its open Futures Contracts. The Funds expect to earn interest income on their margin deposits.

Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some investors to substantial losses.Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.


There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a Futures position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's NAV. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

A public market exists in Futures Contracts covering a number of indices, including but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ-100 Index(R), the Value Line(R) Composite Index and the New York Stock Exchange Composite Index.

Options on Futures

The Funds may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A Futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position.
 In the case of a put option, the opposite is true. Prior to exercise or expiration, a Futures option may be closed out by an offsetting purchase or sale of a Futures option of the same series.

The Funds may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Funds use put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge a Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities.
 If the price when the option is exercised is above the exercise price, however, a Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

As with investments in Futures Contracts, the Funds are required to deposit and maintain margin with respect to put and call options on Futures Contracts written by them. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by a Fund. A Fund will earmark or set aside in a segregated account at such Fund's custodian, liquid assets, such as cash, U.S. Government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on Futures Contracts include the risk that the Funds may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "Futures Contracts." Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.


                          Sublicense Agreements

Each Fund has entered into a sublicense agreement (the "Sublicense Agreement") with First Trust that grants each Fund a non-exclusive and non-transferable sublicense to use certain intellectual property of AMEX (the "Index Provider") in connection with the issuance, distribution, marketing and/or promotion of each Fund. Pursuant to each Sublicense Agreement, each Fund has agreed to be bound by certain provisions of each product license agreement by and between the Index Provider and First Trust (each, a "Product License Agreement"). Pursuant to each Product License Agreement, First Trust will pay the Index Provider an annual license fee of 0.10% of the average daily net assets of each Fund, provided, that, the minimum annual payment shall be $50,000. Each Fund will reimburse First Trust for its costs associated with the respective Product License Agreement.


                            Investment Risks

Overview

An investment in a Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of a Fund may decline. The Funds may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in a Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

Shareholders of common stocks of the type held by the Funds have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Funds will fluctuate over the life of the Funds and may be more or less than the price at which they were purchased by the Funds. The equity securities held in the Funds may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of a Fund's purchase and sale of the equity securities and other factors.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

Additional Risks of Investing in the Funds

Liquidity

Whether or not the equity securities in the Funds are listed on a securities exchange, the principal trading market for the equity securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Funds will be adversely affected if trading markets for the equity securities are limited or absent.

Small Capitalization and Mid Capitalization Companies

The equity securities in certain Funds may include small cap and mid cap company stocks. Small cap and mid cap company stocks have customarily involved more investment risk than large capitalization stocks. Small cap and mid cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large cap companies. Some of these companies may distribute, sell or produce products that have recently been brought to market and may be dependent on key personnel.

The prices of small cap and mid cap company securities are often more volatile than prices associated with large cap company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap and mid cap companies normally have fewer shares outstanding and these shares trade less frequently than large cap companies, it may be more difficult for a Fund which contains these equity securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. The securities of small cap and mid cap companies are often traded over-the-counter and may not be traded in the volumes typical of a national securities exchange.

Non-Diversification

Each Fund is classified as "non-diversified" under the 1940 Act. As a result, each Fund is limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because each Fund may invest a relatively high percentage of its assets in a limited number of issuers, each Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

Intellectual Property Risk


Each Fund relies on a license from its Index Provider to First Trust that permits each Fund to use its respective Index and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Fund. Such license may be terminated by the licensor, and as a result, a Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the use of the Intellectual Property to First Trust, on behalf of each Fund. Accordingly, in the event the license is terminated or Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of a Fund.


Non-U.S. Securities Risk

A Fund may invest in the securities of issuers domiciled in jurisdictions other than the United States and such stocks may be denominated in currencies other than the U.S. dollar. These securities are either in the form of American Depositary Receipts ("ADRs") or are directly listed on a U.S. securities exchange. Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession;
(v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the U.S. due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund's return.

Risks and Special Considerations Concerning Derivatives

In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

          (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Funds to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.
A decision to engage in a derivative transaction will reflect the portfolio manager's judgment that the derivative transaction will provide value to a Fund and its shareholders and is consistent with the Fund's objective, investment limitations, and operating policies. In making such a judgment, the portfolio manager will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund's overall investments and investment objective.

          (2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter ("OTC") derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Funds will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Funds. The Funds will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

          (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a Futures Contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

          (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Funds might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when they take positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

          (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

          (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

                            Funds Management

The general supervision of the duties performed for the Funds under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Funds, choose the Trust's officers and hire the Trust's investment adviser. The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable.

Name, Address          Position and Offices         Term of Office    Principal Occupations      Number of       Other
and Date of Birth      with Trust                   and Year First    During Past 5 Years        Portfolios in   Trusteeships or
                                                    Elected or                                   the First       Directorships
                                                    Appointed                                    Trust Fund      Held by Trustee
                                                                                                 Complex
                                                                                                 Overseen by
                                                                                                 Trustee
Trustee who is an Interested
Person of the Trust
----------------------------
James A. Bowen(1)             President, Chairman   oIndefinite term  President, First Trust     50 Portfolios   Trustee of
1001 Warrenville Road,        of the Board, Chief   o2003             Portfolios L.P. and First                  Wheaton College
  Suite 300                   Executive Officer                       Trust Advisors L.P.;
Lisle, IL 60532               and Trustee                             Chairman of the Board of
D.O.B.: 09/55                                                         Directors, Bond Wave, LLC
                                                                      (Software Development
                                                                      Company/Broker-Dealer)
                                                                      and Stonebridge Advisors
                                                                      LLC
Trustees who are not
Interested Persons of the
Trust
-------------------------
Richard E. Erickson           Trustee               oIndefinite term  Physician, President       50 Portfolios   None
c/o First Trust Advisors L.P.                       o2005             Wheaton Orthopedics; Co-
1001 Warrenville Road,                                                Owner, Co-Director Sports
  Suite 300                                                           Med Center for Fitness;
Lisle, IL 60532                                                       Limited Partner Gundersen
D.O.B.: 04/51                                                         Real Estate Partnership

                                 -19-


Name, Address          Position and Offices         Term of Office    Principal Occupations      Number of       Other
and Date of Birth      with Trust                   and Year First    During Past 5 Years        Portfolios in   Trusteeships or
                                                    Elected or                                   the First       Directorships
                                                    Appointed                                    Trust Fund      Held by Trustee
                                                                                                 Complex
                                                                                                 Overseen by
                                                                                                 Trustee

Thomas R. Kadlec              Trustee               oIndefinite term  President, ADM             50 Portfolios   None
c/o First Trust Advisors L.P.                       o2005             Derivatives, Inc. (May
1001 Warrenville Road,                                                2005 to Present); Vice
  Suite 300                                                           President, Chief
Lisle, IL 60532                                                       Financial Officer (1990
D.O.B.: 11/57                                                         to Present), ADM Investor
                                                                      Services, Inc. (Futures
                                                                      Commission Merchant);
                                                                      Registered Representative
                                                                      (2000 to Present),
                                                                      Segerdahl & Company,
                                                                      Inc., an NASD member
                                                                      (Broker-Dealer)
Robert F. Keith               Trustee               oIndefinite term  President, Hibs            50 Portfolios   None
c/o First Trust Advisors L.P.                       o2006             Enterprises Financial and
1001 Warrenville Road,                                                Management Consulting
  Suite 300                                                           (2003 to Present);
Lisle, IL 60532                                                       Aramark ServiceMaster
D.O.B.: 11/56                                                         Management Services (2001
                                                                      to 2003); President and
                                                                      Chief Operating Officer,
                                                                      ServiceMaster Management
                                                                      Services (1998 to 2003)
Niel B. Nielson               Trustee               oIndefinite term  President (2002 to         50 Portfolios   Director of
c/o First Trust Advisors L.P.                       o2005             Present), Covenant                         Covenant
1001 Warrenville Road,                                                College; Associate Pastor                  Transport Inc.
  Suite 300                                                           (1997 to 2002), College
Lisle, IL 60532                                                       Church in Wheaton
D.O.B.: 03/54

Officers of the Trust
---------------------
Mark R. Bradley               Treasurer,            oIndefinite term  Chief Financial Officer,   N/A             N/A
1001 Warrenville Road,        Controller, Chief     o2005             Managing Director, First
  Suite 300                   Financial Officer                       Trust Portfolios and
Lisle, IL 60532               and Chief Accounting                    First Trust Advisors
D.O.B.: 11/57                 Officer                                 L.P.; Chief Financial
                                                                      Officer L.P., Bond Wave
                                                                      LLC (Software Development
                                                                      Company/Broker-Dealer)
                                                                      and Stonebridge Advisors
                                                                      LLC
Kelley Christensen            Vice President        oIndefinite term  Assistant Vice President   N/A             N/A
1001 Warrenville Road,                              o2006             of First Trust Portfolios
  Suite 300                                                           and First Trust Advisors
Lisle, IL 60532
D.O.B.: 09/70

                                 -20-


Name, Address          Position and Offices         Term of Office    Principal Occupations      Number of       Other
and Date of Birth      with Trust                   and Year First    During Past 5 Years        Portfolios in   Trusteeships or
                                                    Elected or                                   the First       Directorships
                                                    Appointed                                    Trust Fund      Held by Trustee
                                                                                                 Complex
                                                                                                 Overseen by
                                                                                                 Trustee

James M. Dykas                Assistant Treasurer   oIndefinite term  Vice President, First      N/A             N/A
1001 Warrenville Road,                              o2005             Trust Portfolios (January
  Suite 300                                                           2005 to present);
Lisle, IL 60532                                                       Executive Director of Van
D.O.B.: 01/66                                                         Kampen Asset Management
                                                                      and Morgan Stanley
                                                                      Investment Management
                                                                      (December 2002 to January
                                                                      2005); Vice President,
                                                                      Van Kampen Asset
                                                                      Management and Morgan
                                                                      Stanley Investment
                                                                      Management (December 2000
                                                                      to December 2002)

W. Scott Jardine              Secretary and Chief   oIndefinite term  General Counsel, First     N/A             N/A
1001 Warrenville Road,        Compliance Officer    o2005             Trust Portfolios L.P. and
  Suite 300                                                           First Trust Advisors
Lisle, IL 60532                                                       L.P.; Secretary, Bond
D.O.B.: 05/60                                                         Wave LLC (Software
                                                                      Development
                                                                      Company/Broker-Dealer)
                                                                      and Stonebridge Advisors
                                                                      LLC
Daniel J. Lindquist           Vice President        oIndefinite term  Senior Vice President,     N/A             N/A
1001 Warrenville Road,                              o2005             First Trust Advisors,
  Suite 300                                                           L.P. and First Trust
Lisle, IL 60532                                                       Portfolios L.P.
D.O.B.: 02/70                                                         (September 2005 to
                                                                      present); Vice President,
                                                                      First Trust Advisors,
                                                                      L.P. and First Trust
                                                                      Portfolios L.P. (April
                                                                      2004 to September 2005);
                                                                      Chief Operating Officer,
                                                                      Mina Capital Management,
                                                                      LLC (January 2004 to
                                                                      April 2004); Chief
                                                                      Operating Officer,
                                                                      Samaritan Asset
                                                                      Management Service, Inc.
Kristi A. Maher               Assistant Secretary   oIndefinite term  Assistant General Counsel  N/A             N/A
1001 Warrenville Road,                              o2005             (March 2004 to Present),
  Suite 300                                                           First Trust Portfolios
Lisle, IL 60532                                                       and First Trust Advisors
D.O.B.: 12/66                                                         L.P.; Associate (1995 to
                                                                      March 2004), Chapman and
                                                                      Cutler LLP
Roger Testin                  Vice President        oIndefinite term  Senior Vice President,     N/A             N/A
1001 Warrenville Road,                              o2005             First Trust Advisors L.P.
  Suite 300                                                           (August 2001 to Present),
Lisle, IL 60532                                                       Senior Vice President,
D.O.B.: 06/66                                                         First Trust Portfolios
                                                                      L.P. (August 2004 to
                                                                      Present); Analyst (1998
                                                                      to 2001), Dolan Capital
                                                                      Management

                                 -21-


Name, Address          Position and Offices         Term of Office    Principal Occupations      Number of       Other
and Date of Birth      with Trust                   and Year First    During Past 5 Years        Portfolios in   Trusteeships or
                                                    Elected or                                   the First       Directorships
                                                    Appointed                                    Trust Fund      Held by Trustee
                                                                                                 Complex
                                                                                                 Overseen by
                                                                                                 Trustee

Stan Ueland                   Assistant Vice        oIndefinite term  Vice President of First    N/A             N/A
1001 Warrenville Road,        President             o2006             Trust and First Trust
  Suite 300                                                           Portfolios (August 2005
Lisle, IL 60532                                                       to present); Vice
D.O.B.: 11/70                                                         President; BondWave LLC
                                                                      (May 2004 to August
                                                                      2005); Account Executive,
                                                                      Mina Capital Management
                                                                      LLC and Samaritan Asset
                                                                      Management Service Inc.
                                                                      (January 2003 through May
                                                                      2004); Sales Consultant,
                                                                      Oracle Corporation
                                                                      (January 1997 through
                                                                      January 2003)

____________________

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position of President of First Trust, investment adviser of the Funds.



The Board of Trustees has four standing committees: the Executive Committee (Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration of Trust and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board known as the Pricing and Dividend Committee, which is authorized to exercise all of the powers and authority of the Board in respect of the declaration and setting of dividends. Messrs. Kadlec and Bowen are members of the Executive Committee. During the last fiscal year, the Executive Committee held three meetings.

The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. Messrs. Erickson, Kadlec, Keith and Nielson, are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including Shareholders. When a vacancy on the Board occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including Shareholders of the Funds. To submit a recommendation for nomination as a candidate for a position on the Board, Shareholders of the Funds shall mail such recommendation to
W. Scott Jardine at the Funds' address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532. Such recommendation shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund Shareholder); (b) a full description of the proposed candidate's background, including his or her education, experience, current employment and date of birth; (c) names and addresses of at least three professional references for the candidate; (d) information as to whether the candidate is an "interested person" in relation to the Funds, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and (e) any other information that may be helpful to the Nominating and Governance Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the chairman of the Nominating and Governance Committee and the outside counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. During the last fiscal year, the Nominating and Governance Committee held five meetings.

The Valuation Committee is responsible for the oversight of the pricing procedures of the Funds. Messrs. Erickson, Kadlec, Keith, and Nielson are members of the Valuation Committee. During the last fiscal year, the Valuation Committee held four meetings.

The Audit Committee is responsible for overseeing the Funds' accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee. During the last fiscal year, the Audit Committee held six meetings.

Messrs. Erickson, Nielson, Kadlec, Keith and Bowen are trustees of the First Defined Portfolio Fund, LLC, an open-end fund advised by First Trust with eight portfolios, as well as First Trust Value Line(R) 100 Fund, First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust Strategic High Income Fund III, First Trust Tax-Advantaged Preferred Income Fund and First Trust/Aberdeen Emerging Opportunity Fund and closed-end funds advised by First Trust. None of the Trustees who are not "interested persons" of the Trust, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios or their affiliates. In addition, Mr. Bowen and the other officers of the Trust (other than Stan Ueland and Roger Testin) hold the same positions with the First Defined Portfolio Fund, LLC, First Trust Value Line(R) 100 Fund, First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust Strategic High Income Fund III, First Trust Tax-Advantaged Preferred Income Fund and First Trust/Aberdeen Emerging Opportunity Fund (collectively with the Trust, the "First Trust Fund Complex") as they hold with the Trust. Mr. Ueland, Assistant Vice President of the Trust, serves in the same position for the exchange traded fund portfolios advised by First Trust.
 Mr. Testin, Vice President of the Trust, serves in the same position for First Trust Value Line(R) 100 Fund, First Trust Exchange-Traded Fund and First Defined Portfolio Fund, LLC.

The Independent Trustees are paid an annual retainer of $10,000 for each investment company in the First Trust Fund Complex up to a total of 14 investment companies (the "Trustee Compensation I") and an annual retainer of $7,500 for each subsequent investment company added to the First Trust Fund Complex (the "Trustee Compensation II," and together with Trustee Compensation I, the "Aggregate Trustee Compensation"). The Aggregate Trustee Compensation is divided equally among each of the investment companies in the First Trust Fund Complex. No additional meeting fees are paid in connection with board or committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

Additionally, Mr. Kadlec is paid annual compensation of $10,000 to serve as the Lead Trustee and Mr. Nielson is paid annual compensation of $5,000 to serve as the chairman of the Audit Committee of each of the investment companies in the First Trust Fund Complex. Such additional compensation to Messrs. Kadlec and Nielson is paid by the investment companies in the First Trust Fund Complex and equally divided among those investment companies.

The following table sets forth the estimated compensation to be paid by each Fund projected during each Fund's full fiscal year to each of the Trustees and the estimated total compensation to be paid to each of the Trustees by the First Trust Fund Complex for a full calendar year. The Trust has no retirement or pension plans. The officers and Trustees who are "interested persons" as designated above serve without any compensation from the Funds.

Name of Trustee             Estimated Aggregate           Estimated Total Compensation
                        Compensation from a Fund(1)   from the First Trust Fund Complex(2)
James A. Bowen                      $0                                 $0
Richard E. Erickson               $9,688                            $160,000
Thomas R. Kadlec                  $10,313                           $170,000
Robert F. Keith                   $9,688                            $160,000
Niel B. Nielson                   $10,000                           $165,000

____________________

(1) The compensation estimated to be paid by each Fund to the Trustees for the full fiscal year for services to each Fund.

(2) The total estimated compensation to be paid to Messrs.
Erickson, Kadlec, Keith and Nielson, Independent Trustees, from the
Funds of the Trust and the investment companies in the First Trust Fund
Complex for a full calendar year is based on estimated compensation to be paid to these Trustees for a full calendar year for services as Trustees to the Trust and the First Defined Portfolio Fund, LLC, an open- end fund (with 8 portfolios) advised by First Trust, plus estimated compensation to be paid to these Trustees by the First Value
Line(R) 100 Fund, the First Trust/Four Corners Senior Floating Rate
Income Fund, the First Trust/Four Corners Senior Floating Rate Income
Fund II, the Macquarie/First Trust Global Infrastructure/Utilities
Dividend & Income Fund, the Energy Income and Growth Fund, the First
Trust/Fiduciary Asset Management Covered Call Fund, the First
Trust/Aberdeen Global Opportunity Income Fund, the First Trust/FIDAC
Mortgage Income Fund, the First Trust Strategic High Income Fund, the
First Trust Strategic High Income Fund II, the First Trust Strategic
High Income Fund III, the First Trust Tax-Advantaged Preferred Income
Fund, the First Trust/Aberdeen Emerging Opportunity Fund and the First
Trust Exchange- Traded Fund.

The Trust has no employees.  Its officers are compensated by First Trust.

The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Funds and in other funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2006:

Trustee                       Dollar Range of                Aggregate Dollar Range of
                             Equity Securities                 Equity Securities in
                                in the Funds           All Registered Investment Companies
                          (Number of Shares held)     verseen by Trustee in the First Trust
                                                                  Fund Complex
Mr. Bowen                           None                          Over $100,000
Dr. Erickson                 $10,001 - $50,000                    $50,001-$100,000
                  (462 Shares of the Strategic Value Fund)
Mr. Kadlec                          None                          Over $100,000
Mr. Keith                       $1 - $10,000                      Over $100,000
                     (769 Shares of the MicroCap Fund)
Mr. Nielson                         None                          $50,001-$100,000

As of the date of this SAI, the Trustees who are not "interested persons" of the Trust and immediate family members do not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Funds or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds.

As of the date of this SAI, the officers and Trustees, in the aggregate, owned less than 1% of the Shares of each Fund.

As of the date of this SAI, no person owned of record, or is known by the Trust to own of record, beneficially 5% or more of the Shares of each Fund.


The Board of Trustees of the Trust, including the Independent Trustees, approved the Investment Management Agreement (the "Investment Management Agreement") for each Fund for an initial two-year term at a meeting held on December 11, 2006. The Board of Trustees determined that the Investment Management Agreement is in the best interests of each Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.


Investment Adviser. First Trust provides investment tools and portfolios for advisers and investors. First Trust is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

First Trust acts as investment adviser for and manages the investment and reinvestment of the assets of the Funds. First Trust also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.


Pursuant to the Investment Management Agreement between First Trust and the Trust, each Fund has agreed to pay an annual management fee equal to 0.50% of its average daily net assets.


Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, sublicensing fees, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Until two years after the initial public issuance of Fund Shares, First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.70% of average daily net assets until two years after the issuance of Fund Shares. Expenses borne by First Trust are subject to reimbursement by the Funds up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Funds at any time if it would result in a Fund's expenses exceeding 0.70% of average daily net assets.


Under the Investment Management Agreement, First Trust shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of First Trust in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement continues until two years after the initial issuance of Fund Shares and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Funds by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of a Fund's outstanding voting securities on 60 days' written notice to First Trust, or by First Trust on 60 days' written notice to the Funds.


First Trust is located at 1001 Warrenville Road, Lisle, Illinois 60532.

Investment Committee. The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Funds. There are currently six members of the Investment Committee, as follows:

Name                             Position with                 Length of Service           Principal Occupation
                                 First Trust                   with First Trust            During Past Five Years
Daniel J. Lindquist              Senior Vice President         Since 2004                  Senior Vice President, First Trust
                                                                                           and First Trust Portfolios L.P.
                                                                                           (September 2005 to present); Vice
                                                                                           President, First Trust and First
                                                                                           Trust Portfolios L.P. (April 2004
                                                                                           to September 2005) Chief Operating
                                                                                           Officer, Mina Capital Management,
                                                                                           LLC (January 2004 to April 2004);
                                                                                           Chief Operating Officer, Samaritan
                                                                                           Asset Management Service, Inc.
                                                                                           (April 2000 to January 2004)
Robert F. Carey                  Chief Investment Officer and  Since 1991                  Chief Investment Officer and
                                 Senior Vice President                                     Senior Vice President of First
                                                                                           Trust; Senior Vice President of
                                                                                           First Trust Portfolios L.P.
Jon C. Erickson                  Senior Vice President         Since 1994                  Senior Vice President of First
                                                                                           Trust and First Trust Portfolios
                                                                                           L.P. (August 2002 to present);
                                                                                           Vice President of First Trust and
                                                                                           First Trust Portfolios L.P. (March
                                                                                           1994 to August 2002)
David G. McGarel                 Senior Vice President         Since 1997                  Senior Vice President of First
                                                                                           Trust and First Trust Portfolios
                                                                                           L.P. (August 2002 to present);
                                                                                           Vice President of First Trust and
                                                                                           First Trust Portfolios L.P.
                                                                                           (August 1997 to August 2002)
Roger F. Testin                  Senior Vice President         Since 2001                  Senior Vice President of First
                                                                                           Trust and First Trust Portfolios
                                                                                           L.P. (August 2001 to present);
                                                                                           Analyst, Dolan Capital Management
                                                                                           (1998 to 2001)

                                 -27-


Name                             Position with                 Length of Service           Principal Occupation
                                 First Trust                   with First Trust            During Past Five Years

Stan Ueland                      Vice President                Since 2005                  Vice President of First Trust and
                                                                                           First Trust Portfolios (August
                                                                                           2005 to present); Vice President;
                                                                                           BondWave LLC (May 2004 to August
                                                                                           2005); Account Executive, Mina
                                                                                           Capital Management LLC and
                                                                                           Samaritan Asset Management LLC
                                                                                           (January 2003 to May 2004); Sales
                                                                                           Consultant, Oracle Corporation
                                                                                           (January 1997 to January 2003)

Daniel J. Lindquist:  Mr. Lindquist is Chairman of the Investment
Committee and presides over Investment Committee meetings.  Mr.
Lindquist is also responsible for overseeing the implementation of the Funds' investment strategies.

David G. McGarel: As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.


Roger F. Testin: As head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the Funds' Portfolios.


Robert F. Carey: As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

Stan Ueland: Mr. Ueland plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust.

Compensation. The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as performance of the Funds or the value of assets included in the Funds' portfolios. In addition, Mr. Carey, Mr. Erickson, Mr. Lindquist and Mr. McGarel also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

The Investment Committee manages the investment vehicles with the number of accounts and assets, as of December 31, 2006, set forth in the table below:

                Accounts Managed by Investment Committee

Investment               Registered Investment Companies   Other Pooled Investment      Other Accounts Number of
Committee                      Number of Accounts                 Vehicles                Accounts ($ Assets)
Member                             ($ assets)                Number of Accounts
                                                                 ($ assets)
Robert F. Carey                37 ($2,680,560,650)             2 ($73,595,630)                   0($0)
Roger F. Testin                37 ($2,680,560,650)             2 ($73,595,630)            3,547($816,900,185)
Jon C. Erickson                37 ($2,680,560,650)             2 ($73,595,630)            3,547($816,900,185)
David G. McGarel               37 ($2,680,560,650)             2 ($73,595,630)            3,547($816,900,185)
Daniel J. Lindquist            37 ($2,680,560,650)             2 ($73,595,630)                   0($0)
Stan Ueland                     10 ($709,673,350)                  0 ($0)                        0($0)

____________________

None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Funds' investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategy of the Funds and the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Funds and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Funds and other accounts managed by the Investment Committee.

                          Brokerage Allocations

First Trust is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on a Fund's Futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Funds may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of Shares.

Section 28(e) of the Securities Exchange Act of 1934 permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).


In light of the above, in selecting brokers, First Trust may consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Trust. First Trust believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. The Investment Management Agreement provides that such higher commissions will not be paid by the Funds unless the adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Funds to First Trust under the Investment Management Agreement are not reduced as a result of receipt by First Trust of research services. First Trust has advised the Board of Trustees that it does not use soft dollars.


First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Funds effect their securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with the Funds. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between the Funds and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

Administrator. The Bank of New York ("BONY") serves as Administrator for the Funds. Its principal address is 101 Barclay St., New York, NY 10286.


The Trust on behalf of the Funds, has entered into an agreement with PFPC Inc. ("PFPC"), 301 Bellevue Parkway, Wilmington, Delaware 19809, whereby PFPC will provide certain board administrative services to the Trust in connection with the Board's meetings and other related matters.

BONY serves as Administrator for the Trust pursuant to a Fund Administration and Accounting Agreement. Under such agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Funds. BONY will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.


Pursuant to the Fund Administration and Accounting Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Pursuant to the Fund Administration and Accounting Agreement between BONY and the Trust, the Funds have agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BONY in the performance of its duties. This fee is subject to reduction for assets over $1 billion.

  Custodian, Distributor, Transfer Agent, Fund Accounting Agent, Index
                          Provider and Exchange

Custodian. BONY, as custodian for the Funds pursuant to a Custody Agreement, holds each Fund's assets. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency and Service Agreement. As the Funds' accounting agent, BONY calculates the NAV of Shares and calculates net income and realized capital gains or losses. BONY may be reimbursed by the Funds for its out-of-pocket expenses.

Distributor. First Trust Portfolios L.P. is the Distributor of the Shares of the Funds. Its principal address is 1001 Warrenville Road, Lisle, Illinois 60532. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Funds may reimburse the Distributor up to a maximum annual rate of 0.25% its average daily net assets.

Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan was adopted in order to permit the implementation of the Funds' method of distribution. However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee.

Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

The Distribution Agreement provides that it may be terminated as to the Funds at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of

Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository for Fund Shares" below).

Index Provider. The Index that each respective Fund seeks to track is compiled by the Index Provider.


The Index Provider is not affiliated with the Funds or with First Trust. Each Fund is entitled to use the applicable Index pursuant to a sublicensing arrangement with First Trust, which in turn has a Product License Agreement with the Index Providers.


Each of the StrataQuant(TM) Series indices is a trademark of the American Stock Exchange LLC and is licensed for use by First Trust Portfolios L.P. ("FTP"). FTP sublicenses the StrataQuant(TM) Series indices to the Funds and to First Trust. The Funds are not sponsored, endorsed, sold or promoted by the American Stock Exchange LLC and the American Stock Exchange LLC makes no representation or warranty regarding the advisability of investing in the Funds or as to the result to be obtained by any person from the use of the StrataQuant(TM) Series in connection with the trading of the Funds.

First Trust Portfolios L.P. has licensed to AMEX, free of charge, the right to use certain intellectual property owned by First Trust, including the AlphaDEX(TM) trademark and the AlphaDEX(TM) stock selection method, in connection with AMEX's creation of the StrataQuant(TM) Series indices. A patent application with respect to the AlphaDEX(TM) stock selection method is pending at the United States Patent and Trademark Office.

Notwithstanding such license, AMEX is solely responsible for the creation, compilation and administration of the StrataQuant(TM) Series indices and has the exclusive right to determine the stocks included in the indices and the indices' methodologies.

The Funds are not sponsored, endorsed, sold or promoted by Frank Russell Company ("Underlying Index Provider") or by the American Stock Exchange ("Index Provider"). Neither Underlying Index Provider nor Index Provider makes any representation or warranty, express or implied, to the owners of the Funds or in the Funds particularly or the ability of any of the StrataQuant(TM) Series to track general stock market performance or a segment of the same. Index Provider's publication of the StrataQuant(TM) Series in no way suggests or implies an opinion by the Underlying Index Provider or by Index Provider as to the advisability of investment in any or all of the securities upon which any of the StrataQuant(TM) Series is based. Index Providers only relationship to First Trust is the licensing of certain trade marks and trade names of Index Provider and of the StrataQuant(TM) Series which is determined, composed and calculated by Index Provider without regard to First Trust or the Funds. Underlying Index Provider and Index Provider are not responsible for and have not reviewed the Funds nor any associated literature or publications and make no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Underlying Index Provider reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the StrataQuant(TM) Series. Underlying Index Provider and Index Provider have no obligation or liability in connection with the administration, marketing or trading of the Funds.

INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY OF THE STRATAQUANT(TM) SERIES OR ANY DATA INCLUDED THEREIN. INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE STRATAQUANT(TM) SERIES OR ANY DATA INCLUDED THEREIN. INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE STRATAQUANT(TM) SERIES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"AlphaDEX(TM)" is a trademark of First Trust Portfolio L.P. and First Trust on behalf of the Funds has been granted certain rights to use the trademark.

Exchange. The only relationship that the AMEX has with First Trust or the Distributor of the Funds in connection with the Funds is that the AMEX is the Index Provider and lists the Shares of the Funds pursuant to its Listing Agreement with the Trust. The AMEX is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. The AMEX has no obligation or liability in connection with the administration, marketing or trading of the Funds.

                         Additional Information

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

                  Proxy Voting Policies and Procedures

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Funds are voted consistently and solely in the best economic interests of the Funds.

A senior member of First Trust is responsible for oversight of the Funds' proxy voting process. First Trust has engaged the services of Institutional Shareholder Services, Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Funds. ISS provides voting recommendations based upon established guidelines and practices. First Trust reviews ISS recommendations and frequently follows the ISS recommendations.
However, on selected issues, First Trust may not vote in accordance with the ISS recommendations when First Trust believes that specific ISS recommendations are not in the best interests of the Funds. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. If a client requests First Trust to follow specific voting guidelines or additional guidelines, First Trust will review the request and inform the client only if First Trust is not able to follow the client's request.

First Trust has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies.

Information regarding how the Funds vote future proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available upon request and without charge on the Funds' website at www.ftportfolios.com, by calling (800) 621-1675 or by accessing the SEC's website at http://www.sec.gov.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Funds' portfolio holdings with the SEC on Form N-Q. Form N-Q for the Trust is available on the SEC's website at http://www.sec.gov. Each Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's Form N-Q is available without charge, upon request, by calling (800) 621-1675 or (800) 983-0903 or by writing to First Trust Portfolios L.P.,
1001 Warrenville Road, Lisle, Illinois 60532.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about each Fund's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. Each Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the AMEX via the National Securities Clearing Corporation
(NSCC). The basket represents one Creation Unit of a Fund. The Trust, First Trust and BONY will not disseminate non-public information concerning the Trust.

Code of Ethics. In order to mitigate the possibility that the Funds will be adversely affected by personal trading, the Trust, First Trust and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes are on public file with, and are available from, the SEC.

          Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells Shares of the Funds only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities-the "Deposit Securities"-per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index ("Fund Securities") and an amount of cash-the "Cash Component"-computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"-an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within a Fund from time to time by First Trust with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash-i.e., a "cash in lieu" amount-to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will at the expense of the Fund and will affect the value of all Shares; but First Trust, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to First Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of a Fund.

Procedures for Creation of Creation Unit Aggregations. In order to be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the AMEX ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Funds as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time in order to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement.
 The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by First Trust and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.
 However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted in order to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See "Creation Transaction Fee" section below.)

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Funds for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Funds for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust.
 In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor with respect to a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or First Trust, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and First Trust make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, First Trust, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee for the Funds will be $500. The Maximum Creation/Redemption Transaction Fee for the Funds will be $2,000.

Redemption of Fund Shares In Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities-as announced on the Business Day of the request for redemption received in proper form-plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Funds. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for the Funds may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services. The redemption transaction fees for the Funds are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time, (for the Fund Shares) on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth in this SAI under "Determination of NAV" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). The Funds may also, in their sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The chart below describes in further detail the placement of redemption orders outside the clearing process.

                          Transmittal               Next Business              Second Business             Third Business
                          Date (T)                  Day (T+1)                  Day (T+2)                   Day (T+3)
Creation Through NSCC
Standard Orders           4:00 p.m.                 No action.                 No action.                 Creation Unit Aggregations
                                                                                                          will be delivered.
                          Order must be received
                          by the Distributor.
Custom Orders             3:00 p.m.                 No action.                 No action.                 Creation Unit Aggregations
                                                                                                          will be delivered.
                          Order must be received
                          by the Distributor.
                          Orders received after
                          3:00 p.m. will be
                          treated as standard
                          orders.
Creation Outside NSCC
Standard Orders           4:00 p.m. (ET)            11:00 a.m. (ET)            No action.                 Creation Unit Aggregations
                                                                                                          will be delivered.
                          Order in proper form      Deposit Securities must
                          must be received by the   be received by a Fund's
                          Distributor.              account through DTC.
                                                    2:00 p.m. (ET)

                                                    Cash Component must be
                                                    received by the Custodian.
Standard Orders Created   4:00 p.m. (ET)            11:00 a.m. (ET)            No action.                 1:00 p.m.
in Advance of Receipt by
the Trust of all or a     Order in proper form      Available Deposit                                     Missing Deposit Securities
portion of the Deposit    must be received by the   Securities.                                           are due to the Trust or th
Securities                Distributor.                                                                    Trust may use cash on
                                                    Cash in an amount equal                               deposit to purchase missin
                                                    to the sum of (i) the                                 Deposit Securities.
                                                    Cash Component, plus (ii)
                                                    115% of the market value                              Creation Unit Aggregations
                                                    of the undelivered                                    will be delivered.
                                                    Deposit Securities.
Custom Orders             3:00 p.m.                 11:00 a.m. (ET)            No action.                 Creation Unit Aggregations
                                                                                                          will be delivered.
                          Order in proper form      Deposit Securities must
                          must be received by the   be received by a Fund's
                          Distributor.              account through DTC.
                          Order received after      2:00 p.m. (ET)
                          3:00 p.m. will be
                          treated as standard       Cash Component must be
                          orders.                   received by the Orders
                                                    Custodian.

                                 -45-


                          Transmittal               Next Business             Second Business             Third Business
                          Date (T)                  Day (T+1)                  Day (T+2)                   Day (T+3)

Redemption Through NSCC
Standard Orders           4:00 p.m. (ET)            No action.                 No action.                 Fund Securities and Cash
                                                                                                          Redemption Amount will be
                          Order must be received                                                          transferred.
                          by the Transfer Agent.
                          Orders received after
                          4:00 p.m. (ET) will be
                          deemed received on the
                          next business day (T+1)
Custom Orders             3:00 p.m. (ET)            No action.                 No action.                 Fund Securities and Cash
                                                                                                          Redemption Amount will be
                          Order must be received                                                          transferred.
                          by the Transfer Agent
                          Order received after
                          3:00 p.m. will be
                          treated as standard
                          orders.
Redemption Outside NSCC
Standard Orders           4:00 p.m. (ET)            11:00 a.m. (ET)            No action.                 Fund Securities and Cash
                                                                                                          Redemption Amount is
                          Order must be received    Fund Shares must be                                   delivered to the redeeming
                          by the Transfer Agent.    delivered through DTC to                              beneficial owner.
                                                    the Custodian.
                          Order received after      2:00 p.m.
                          4:00 p.m. (ET) will be
                          deemed received on the    Cash Component, if any,
                          next business day (T+1).  is due.
                                                    *If the order is not in
                                                    proper form or the Fund
                                                    Shares are not delivered,
                                                    then the order will not
                                                    be deemed received as of T.
Custom Orders             3:00 p.m. (ET)            11:00 a.m. (ET)            No action.                 Fund Securities and Cash
                                                                                                          Redemption Amount is
                          Order must be received    Fund Shares must be                                   delivered to the redeeming
                          by the Transfer Agent.    delivered through DTC to                              beneficial owner.
                                                    the Custodian.
                          Order received after
                          3:00 p.m. will be         2:00 p.m.
                          treated as standard
                          orders.                   Cash Component, if any,
                                                    is due.
                                                    *If the order is not in
                                                    proper form or the Fund
                                                    Shares are not delivered,
                                                    then the order will not
                                                    be deemed received as of T.

                           Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of a Fund. This section is current as of the date of the Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Funds. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

The Funds intend to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code (the "Code").

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of each Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of each Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls which are engaged in the same, similar or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

As regulated investment companies, the Funds generally will not be subject to U.S. federal income tax on their investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that they distribute to shareholders. The Funds intend to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, each Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Funds intend to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If a Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions

Dividends paid out of the Funds' investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from a Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment companies such as the Funds are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by each Fund itself. Dividends received by the Funds from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances.

These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Funds will provide notice to its shareholders of the amount of any distributions which may be taken into account as a dividend which is eligible for the capital gains tax rates. The Funds can not make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Funds because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Funds from certain domestic corporations may be designated by the Funds as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the value of a Share of the Fund on the reinvestment date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Shares will receive a report as to the value of those Shares.

Sale or Exchange of Fund Shares

Upon the sale or other disposition of Shares of the Funds, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

Taxes on Purchase and Redemption of Creation Units

If a shareholder exchanges equity securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder's aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for equity securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The

Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

Nature of Fund Investments

Certain of the Funds' investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Funds to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

Futures Contracts and Options

The Funds' transactions in Futures Contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Funds and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Funds to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the 98% distribution requirement for avoiding excise taxes.

Backup Withholding

The Funds may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Funds with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2011, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Non-U.S. Shareholders

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

Income Not Effectively Connected. If the income from a Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by a Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the, graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Funds may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Funds in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Under the provisions of the American Jobs Creation Act of 2004 (the "2004 Tax Act"), dividends paid by the Funds to shareholders who are nonresident aliens or foreign entities and that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by the Funds as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. In addition, pursuant to the 2004 Tax Act, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. The provisions contained in the legislation relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of the Funds beginning after December 31, 2004 and before January 1, 2008.

Income Effectively Connected. If the income from a Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Funds which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Funds will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.

Other Taxation

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.

                          Determination of NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. A Fund's NAV may not be calculated on days during which a Fund receives no orders to purchase shares and no shares are tendered for redemption. In determining NAV, portfolio securities for a Fund for which accurate market quotations are readily available will be valued by the Fund accounting agent as follows:

          (1) Common stocks and other equity securities listed on any national or foreign exchange will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date and at the official closing price for securities listed on the AMEX. If there are no transactions on the valuation day, securities traded principally on an exchange will be valued at the mean between the most recent bid and ask prices.

          (2) Securities traded in the over-the-counter market are valued at their closing bid prices.

          (3) Exchange traded options and Futures Contracts will be valued at the closing price in the market where such contracts are principally traded. Over-the-counter options and Futures Contracts will be valued at their closing bid prices.

          (4) Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

In addition, the following types of securities will be valued as follows:

          (1) Fixed income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities.

          (2) Fixed income securities maturing within 60 days are valued by the fund accounting agent on an amortized cost basis.

          (4) Structured Products, including currency-linked notes, credit-linked notes and other similar instruments, will be valued by the Fund Accounting Agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular structured product and the market rates for similar transactions, the structured product will be valued at its exit price.(3)Repurchase agreements will be valued as follows. Overnight repurchase agreements will be valued at cost. Term purchase agreements (i.e., those whose maturity exceeds seven days) will be valued by First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

          (5) Interest rate swaps and credit default swaps will be valued by the Fund Accounting Agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular swap and the market rates for similar transactions, the swap will be valued at its exit price.

The value of any portfolio security held by a Fund for which market quotations are not readily available will be determined by First Trust in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

A Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund's investments or determination of its net assets is not reasonably practicable; or (c) during any period when the SEC may permit.

                       Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

General Policies. Dividends from net investment income, if any, are declared and paid semi-annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Funds as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of each Fund purchased in the secondary market.

                        Miscellaneous Information

Counsel. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, is counsel to the Trust.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 111 South Wacker Drive, Chicago, Illinois 60601, serves as the Funds' independent registered public accounting firm. The firm audits each Fund's financial statements and performs other related audit services.

         Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholder of

First Trust Technology AlphaDEXTM Fund:

We have audited the accompanying statement of assets and liabilities of First Trust Technology AlphaDEXTM Fund (the "Fund"), a series of First Trust Exchange-Traded AlphaDEXTM Fund, as of April 20, 2007. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of First Trust Technology AlphaDEXTM Fund as of April 20, 2007, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP

Chicago, Illinois
April 25, 2007


                 FIRST TRUST TECHNOLOGY ALPHADEXTM FUND
                   STATEMENT OF ASSETS AND LIABILITIES
                             APRIL 20, 2007

Assets:

Cash                                                           $   100,000
Total Assets                                                   $   100,000

Paid in Capital                                                $   100,000
Net Assets                                                     $   100,000

Shares outstanding (unlimited amount
authorized, $0.01 par value)                                   $     5,000

Net asset value, offering price,
and redemption price per share                                 $    20,000

The accompanying notes are an integral part of the Financial Statements.

Note 1:  Organization

First Trust Exchange-Traded AlphaDEXTM Fund (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940, as amended (the "1940 Act") that was organized as a Massachusetts business trust on December 12, 2006. First Trust Technology AlphaDEXTM Fund (the "Fund") is a series of the Trust. The Fund has had no operations to date other than matters relating to organization and registration and the sale of its shares to First Trust Portfolios L.P., the sole shareholder of the Fund.

Note 2:  Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The Fund intends to comply in its initial fiscal year and thereafter with provisions of the Internal Revenue Code applicable to regulated investment companies and as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) distributed to shareholders.

Note 3:  Fees and Expenses

First Trust Advisors L.P. ("First Trust"), the Fund's Adviser, has agreed to bear the organization and offering costs of the Fund. First Trust is responsible for determining the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and for periodically adjusting the composition of the portfolios of the Fund to conform to changes in the composition of the Technology AlphaDEXTM Index. For these services, First Trust receives an advisory fee at the annual rate of 0.50% of the average daily net assets of the Fund. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, trading expenses, taxes and extraordinary expenses) from exceeding 0.70% of average daily net assets per year (the "Expense Cap"), at least until two years after the initial public issuance of Fund Shares. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Note 4:  Capital

Subsequent to the Fund's organization, shares will be created and redeemed by the Fund only in large blocks consisting of 50,000 Shares. Each block of 50,000 Shares is called a "Creation Unit". As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements, called "Authorized Participants" ("APs"), can purchase or redeem these Creation Units. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.

[GRAPHIC OMITTED]                  [LOGO OMITTED]     FIRST TRUST
                                                      ADVISORS L.P.


               First Trust Large Cap Core AlphaDEX(TM) Fund
                First Trust Mid Cap Core AlphaDEX(TM) Fund
               First Trust Small Cap Core AlphaDEX(TM) Fund
       First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund
       First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund
              First Trust Multi Cap Value AlphaDEX(TM) Fund
              First Trust Multi Cap Growth AlphaDEX(TM) Fund


                             April 27, 2007

Front Cover




              First Trust Large Cap Core AlphaDEX(TM) Fund
               First Trust Mid Cap Core AlphaDEX(TM) Fund
              First Trust Small Cap Core AlphaDEX(TM) Fund
       First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund
      First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund
              First Trust Multi Cap Value AlphaDEX(TM) Fund
             First Trust Multi Cap Growth AlphaDEX(TM) Fund

                               PROSPECTUS


                              May 10, 2007


Each of First Trust Large Cap Core AlphaDEX(TM) Fund, First Trust Mid Cap Core AlphaDEX(TM) Fund, First Trust Small Cap Core AlphaDEX(TM) Fund, First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund, First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund, First Trust Multi Cap Value AlphaDEX(TM) Fund and First Trust Multi Cap Growth AlphaDEX(TM) Fund (each, a "Fund" and collectively, the "Funds") is a series of a registered management investment company that is offering its shares (the "Shares") through this Prospectus.


Each Fund lists and trades its Shares on the American Stock Exchange (the "AMEX") at market prices that may differ to some degree from the net asset value ("NAV") of its Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks consisting of 100,000 Shares called a "Creation Unit." Each Fund's Creation Units are issued and redeemed principally in-kind for securities included in such Fund's corresponding equity index in the Defined Index Series (as hereinafter defined).

Except when aggregated in Creation Units, the Shares are not redeemable securities of each Fund.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

                   NOT FDIC INSURED. MAY LOSE VALUE.
                           NO BANK GUARANTEE.

                            Table of Contents

Introduction.................................................................3

Who Should Invest in the Funds...............................................3

Tax Efficient Product Structure..............................................3

First Trust Large Cap Core AlphaDEX(TM) Fund Investment Objective,
   Strategies and Risks......................................................4

First Trust Mid Cap Core AlphaDEX(TM) Fund Investment Objective,
   Strategies and Risks......................................................8

First Trust Small Cap Core AlphaDEX(TM) Fund Investment Objective,
   Strategies and Risks.....................................................12

First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund Investment
   Objective, Strategies and Risks..........................................16

First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund Investment
   Objective, Strategies and Risks..........................................20

First Trust Multi Cap Value AlphaDEX(TM) Fund Investment Objective,
   Strategies and Risks.....................................................24

First Trust Multi Cap Growth AlphaDEX(TM) Fund Investment Objective,
   Strategies and Risks.....................................................29

Additional Investment Strategies............................................36

Additional Risks of Investing in the Funds..................................37

Fund Organization...........................................................38

Management of the Funds.....................................................38

How to Buy and Sell Shares..................................................39

Creations, Redemptions and Transaction Fees.................................40

Dividends, Distributions and Taxes..........................................43

Federal Tax Matters.........................................................43

Distribution Plan...........................................................45

Net Asset Value.............................................................46

Fund Service Providers......................................................46

Index Provider..............................................................47

Disclaimers.................................................................47

Additional Index Information................................................48

Other Information...........................................................48

                              Introduction-
              First Trust Large Cap Core AlphaDEX(TM) Fund
               First Trust Mid Cap Core AlphaDEX(TM) Fund
              First Trust Small Cap Core AlphaDEX(TM) Fund
       First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund
      First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund
              First Trust Multi Cap Value AlphaDEX(TM) Fund
             First Trust Multi Cap Growth AlphaDEX(TM) Fund


Each Fund is a series of the First Trust Exchange-Traded AlphaDEX(TM) Fund (the "Trust"), an investment company and an exchange-traded "index fund." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before each Fund's fees and expenses) of such Fund's corresponding equity index in a family of custom "enhanced" indices (the "Defined Index Series") developed, maintained and sponsored by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P" or the "Index Provider") which is comprised of the Defined Large Cap Core Index, the Defined Mid Cap Core Index, the Defined Small Cap Core Index, the Defined Large Cap Value Opportunities Index, the Defined Large Cap Growth Opportunities Index, the Defined Multi Cap Value Index and the Defined Multi Cap Growth Index. First Trust Advisors L.P. ("First Trust") is the investment adviser for the Funds.


                     Who Should Invest in the Funds


The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in one or more of the indices within the Defined Index Series. The Funds may be suitable for long-term investment in the markets represented by the Defined Index Series and may also be used as an asset allocation tool or as a speculative trading instrument.


                     Tax Efficient Product Structure


Unlike many conventional mutual funds, the Shares of each Fund are traded throughout the day on the AMEX, whereas mutual funds are typically only bought and sold at closing NAVs. The Shares of each Fund have been designed to be tradable in the secondary market on the AMEX on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Funds that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Funds or their ongoing shareholders.

              First Trust Large Cap Core AlphaDEX(TM) Fund
               Investment Objective, Strategies and Risks

Investment Objective

The First Trust Large Cap Core AlphaDEX(TM) Fund (the "Large Cap Core AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Large Cap Core AlphaDEX(TM) Fund's fees and expenses) of an equity index called the Defined Large Cap Core Index (Symbol: DEFILCCI) (the "Large Cap Core Index").


Exchange-Listed

The Shares are listed and trade on the AMEX under the ticker symbol "FEX."


Principal Investment Strategies


The Large Cap Core AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Core Index. The Large Cap Core AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.


The Large Cap Core AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Large Cap Core Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Large Cap Core AlphaDEX(TM) Fund's performance and the performance of the Large Cap Core Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Large Cap Core AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Large Cap Core AlphaDEX(TM) Fund's investment objective, the Large Cap Core AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Large Cap Core Index in proportion to their weightings in the Large Cap Core Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Large Cap Core AlphaDEX(TM) Fund may purchase a sample of stocks in the Large Cap Core Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Large Cap Core Index, purchase securities not in the Large Cap Core Index which First Trust believes are appropriate to substitute for certain securities in the Large Cap Core Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Large Cap Core Index. The Large Cap Core AlphaDEX(TM) Fund may sell stocks that are represented in the Large Cap Core Index in anticipation of their removal from the Large Cap Core Index or purchase stocks not represented in the Large Cap Core Index in anticipation of their addition to the Large Cap Core Index.

Index Construction


The Large Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500 Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P 500 Index includes 500 leading companies in leading industries of the U.S. economy representing approximately 75% of the U.S. equities market. The inception date of the Large Cap Core Index was April 9, 2007. The initial divisor was created to set a benchmark value of 100.00 on January 8, 1996. The Large Cap Core Index was created and trademarked by S&P. As of April 9, 2007, the S&P 500 consisted of 500 stocks and the Large Cap Core Index consisted of 374 stocks.


The Large Cap Core Index is constructed by S&P in the following manner:


1.      S&P begins with the universe of stocks in the S&P 500 Index.


2a.     S&P ranks all stocks in the above universe on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.


2b.     For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 2a as its selection score.


3. For the Large Cap Core Index, stocks are then ranked according to their selection score from step 2b. The bottom 25% of such stocks is then eliminated and the top 75% of such stocks is selected for the Large Cap Core Index.

4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.


The Large Cap Core Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Large Cap Core Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Large Cap Core Index. The value of the spin-off is reallocated to the parent company.


See "Additional Index Information" for additional information regarding the Large Cap Core Index.

Principal Risks of Investing in the Fund


Risk is inherent in all investing. The Shares of the Large Cap Core AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Large Cap Core AlphaDEX(TM) Fund. The Large Cap Core AlphaDEX(TM) Fund may not achieve its objective. An investment in the Large Cap Core AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Large Cap Core AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. The following specific risk factors have been identified as the principal risks of investing in the Large Cap Core AlphaDEX(TM) Fund.


Market Risk

One of the principal risks of investing in the Large Cap Core AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Large Cap Core AlphaDEX(TM) Fund, Shares of the Large Cap Core AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk


You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Large Cap Core Index.

Non-Correlation Risk

The Large Cap Core AlphaDEX(TM) Fund's return may not match the return of the Large Cap Core Index for a number of reasons. For example, the Large Cap Core AlphaDEX(TM) Fund incurs operating expenses not applicable to the Large Cap Core Index, and may incur costs in buying and selling securities, especially when rebalancing the Large Cap Core AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Large Cap Core Index. In addition, the Large Cap Core AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Large Cap Core Index or the ratios between the securities included in the Large Cap Core Index.


The Large Cap Core AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Large Cap Core AlphaDEX(TM) Fund or reserves of cash held by the Large Cap Core AlphaDEX(TM) Fund to meet redemptions and expenses. If the Large Cap Core AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Large Cap Core Index, as would be the case if it purchased all of the stocks in the Large Cap Core Index with the same weightings as the Large Cap Core Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Large Cap Core AlphaDEX(TM) Fund's performance and the performance of the Large Cap Core Index, there can be no assurance that the Large Cap Core AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Large Cap Core AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Large Cap Core Index.

Replication Management Risk


The Large Cap Core AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Large Cap Core Index. As a result of this policy, securities held by the Large Cap Core AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Large Cap Core AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Large Cap Core Index.

Intellectual Property Risk.

The Large Cap Core AlphaDEX(TM) Fund relies on a license and related sublicense that permits Large Cap Core AlphaDEX(TM) Fund to use its corresponding equity index in the Defined Index Series and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Large Cap Core AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Large Cap Core AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to First Trust Portfolios L.P. ("FTP"), on behalf of First Trust and the Large Cap Core AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Large Cap Core AlphaDEX(TM) Fund.


Issuer Specific Changes Risk.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Concentration Risk.


The Large Cap Core AlphaDEX(TM) Fund will be concentrated in the securities of a given industry or sector if the Large Cap Core Index is concentrated in such industry or sector. A concentration makes the Large Cap Core AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry or sector and may subject the Large Cap Core AlphaDEX(TM) Fund to greater market risk than more diversified funds.


Non-Diversification Risk.


The Large Cap Core AlphaDEX(TM) Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Large Cap Core AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Large Cap Core AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Large Cap Core AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.


See "Additional Risks of Investing in the Funds" for additional information regarding risks.

               First Trust Mid Cap Core AlphaDEX(TM) Fund
               Investment Objective, Strategies and Risks

Investment Objective

The First Trust Mid Cap Core AlphaDEX(TM) Fund (the "Mid Cap Core
AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Mid Cap Core AlphaDEX(TM) Fund's fees and expenses) of an equity index called the Defined Mid Cap Core Index (Symbol: DEFIMCCI) (the "Mid Cap Core Index").

Exchange-Listed


The Shares are listed and trade on the AMEX under the ticker symbol "FNX."


Principal Investment Strategies


The Mid Cap Core AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Mid Cap Core Index. The Mid Cap Core AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.


The Mid Cap Core AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Mid Cap Core Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Mid Cap Core AlphaDEX(TM) Fund's performance and the performance of the Mid Cap Core Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Mid Cap Core AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Mid Cap Core AlphaDEX(TM) Fund's investment objective, the Mid Cap Core AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Mid Cap Core Index in proportion to their weightings in the Mid Cap Core Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Mid Cap Core AlphaDEX(TM) Fund may purchase a sample of stocks in the Mid Cap Core Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Mid Cap Core Index, purchase securities not in the Mid Cap Core Index which First Trust believes are appropriate to substitute for certain securities in the Mid Cap Core Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Mid Cap Core Index. The Mid Cap Core AlphaDEX(TM) Fund may sell stocks that are represented in the Mid Cap Core Index in anticipation of their removal from the Mid Cap Core Index or purchase stocks not represented in the Mid Cap Core Index in anticipation of their addition to the Mid Cap Core Index.

Index Construction


The Mid Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400 Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P MidCap 400 Index includes 400 stocks selected on market capitalization, liquidity and industry representation covering over 7% of the U.S. equities market. The inception date of the Mid Cap Core Index was April 9, 2007. The initial divisor was created to set a benchmark value of 100.00 on January 8, 1996. The Mid Cap Core Index was created and trademarked by S&P. As of April 9, 2007, the S&P MidCap 400 Index consisted of 400 stocks and the Mid Cap Core Index consisted of 299 stocks.


The Mid Cap Core Index is constructed by S&P in the following manner:


1.      S&P begins with the universe of stocks in the S&P MidCap 400
Index.


2a.     S&P ranks all stocks in the above universe on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.


2b.     For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 2a as its selection score.


3. For the Mid Cap Core Index, stocks are ranked according to their selection score from step 2b. The bottom 25% of such stocks is then eliminated and the top 75% of such stocks is selected for the Mid Cap Core Index.


4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Mid Cap Core Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Mid Cap Core Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Mid Cap Core Index. The value of the spin-off is reallocated to the parent company.


See "Additional Index Information" for additional information regarding the Mid Cap Core Index.

Principal Risks of Investing in the Fund


Risk is inherent in all investing. The Shares of the Mid Cap Core AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Mid Cap Core AlphaDEX(TM) Fund. The Mid Cap Core AlphaDEX(TM) Fund may not achieve its objective. An investment in the Mid Cap Core AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Mid Cap Core AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. The following specific risk factors have been identified as the principal risks of investing in the Mid Cap Core AlphaDEX(TM) Fund.


Market Risk

One of the principal risks of investing in the Mid Cap Core AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Mid Cap Core AlphaDEX(TM) Fund, Shares of the Mid Cap Core AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Mid Cap Core Index.



Non-Correlation Risk

The Mid Cap Core AlphaDEX(TM) Fund's return may not match the return of the Mid Cap Core Index for a number of reasons. For example, the Mid Cap Core AlphaDEX(TM) Fund incurs operating expenses not applicable to the Mid Cap Core Index, and may incur costs in buying and selling securities, especially when rebalancing the Mid Cap Core AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Mid Cap Core Index. In addition, the Mid Cap Core AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Mid Cap Core Index or the ratios between the securities included in the Mid Cap Core Index.


The Mid Cap Core AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Mid Cap Core AlphaDEX(TM) Fund or reserves of cash held by the Mid Cap Core AlphaDEX(TM) Fund to meet redemptions and expenses. If the Mid Cap Core AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Mid Cap Core Index, as would be the case if it purchased all of the stocks in the Mid Cap Core Index with the same weightings as the Mid Cap Core Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Mid Cap Core AlphaDEX(TM) Fund's performance and the performance of the Mid Cap Core Index, there can be no assurance that the Mid Cap Core AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Mid Cap Core AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Mid Cap Core Index.


Replication Management Risk


The Mid Cap Core AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Mid Cap Core Index. As a result of this policy, securities held by the Mid Cap Core AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Mid Cap Core AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Mid Cap Core Index.






Intellectual Property Risk.


The Mid Cap Core AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Mid Cap Core AlphaDEX(TM) Fund to use its corresponding equity index in the Defined Index Series and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Mid Cap Core AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Mid Cap Core AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Mid Cap Core AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Mid Cap Core AlphaDEX(TM) Fund.


Issuer Specific Changes Risk.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.


Concentration Risk.

The Mid Cap Core AlphaDEX(TM) Fund will be concentrated in the securities of a given industry or sector if the Mid Cap Core Index is concentrated in such industry or sector. A concentration makes the Mid Cap Core AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry or sector and may subject the Mid Cap Core AlphaDEX(TM) Fund to greater market risk than more diversified funds.

Non-Diversification Risk.

The Mid Cap Core AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Mid Cap Core AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Mid Cap Core AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Mid Cap Core AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

Mid Cap Company Risk

The Mid Cap Core AlphaDEX(TM) Fund invests in mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.


See "Additional Risks of Investing in the Funds" for additional information regarding risks.

              First Trust Small Cap Core AlphaDEX(TM) Fund
               Investment Objective, Strategies and Risks

Investment Objective

The First Trust Small Cap Core AlphaDEX(TM) Fund (the "Small Cap Core AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Small Cap Core AlphaDEX(TM) Fund's fees and expenses) of an equity index called the Defined Small Cap Core Index (Symbol: DEFISCCI) (the "Small Cap Core Index").

Exchange-Listed


The Shares are listed and trade on the AMEX under the ticker symbol "FYX."


Principal Investment Strategies


The Small Cap Core AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Small Cap Core Index. The Small Cap Core AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.


The Small Cap Core AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Small Cap Core Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Small Cap Core AlphaDEX(TM) Fund's performance and the performance of the Small Cap Core Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Small Cap Core AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Small Cap Core AlphaDEX(TM) Fund's investment objective, the Small Cap Core AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Small Cap Core Index in proportion to their weightings in the Small Cap Core Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Small Cap Core AlphaDEX(TM) Fund may purchase a sample of stocks in the Small Cap Core Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Small Cap Core Index, purchase securities not in the Small Cap Core Index which First Trust believes are appropriate to substitute for certain securities in the Small Cap Core Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Small Cap Core Index. The Small Cap Core AlphaDEX(TM) Fund may sell stocks that are represented in the Small Cap Core Index in anticipation of their removal from the Small Cap Core Index or purchase stocks not represented in the Small Cap Core Index in anticipation of their addition to the Small Cap Core Index.

Index Construction


The Small Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600 Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P SmallCap 600 Index includes 600 stocks selected on size, financial viability, liquidity, adequate float size and other trading requirements covering 3%-4% of the U.S. equities market. The inception date of the Small Cap Core Index was April 9, 2007. The initial divisor was created to set a benchmark value of 100.00 on January 8, 1996. The Small Cap Core Index was created and trademarked by S&P. As of April 9, 2007, the S&P SmallCap 600 Index consisted of 600 stocks and the Small Cap Core Index consisted of 449 stocks.


The Small Cap Core Index is constructed by S&P in the following manner:


1.      S&P begins with the universe of stocks in the S&P SmallCap Index
600.


2a.     S&P ranks all stocks in the above universe on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.


2b.     For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 2a as its selection score.


3. For the Small Cap Core Index, stocks are then ranked according to their selection score from step 2b. The bottom 25% of such stocks is then eliminated and the top 75% of such stocks is selected for the Small Cap Core Index.

4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.


The Small Cap Core Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Small Cap Core Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Small Cap Core Index. The value of the spin-off is reallocated to the parent company.


See "Additional Index Information" for additional information regarding the Small Cap Core Index.

Principal Risks of Investing in the Fund


Risk is inherent in all investing. The Shares of the Small Cap Core AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Small Cap Core AlphaDEX(TM) Fund. The Small Cap Core AlphaDEX(TM) Fund may not achieve its objective. An investment in the Small Cap Core AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Small Cap Core AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. The following specific risk factors have been identified as the principal risks of investing in the Small Cap Core AlphaDEX(TM) Fund.


Market Risk

One of the principal risks of investing in the Small Cap Core AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Small Cap Core AlphaDEX(TM) Fund, Shares of the Small Cap Core AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Small Cap Core Index.



Non-Correlation Risk

The Small Cap Core AlphaDEX(TM) Fund's return may not match the return of the Small Cap Core Index for a number of reasons. For example, the Small Cap Core AlphaDEX(TM) Fund incurs operating expenses not applicable to the Small Cap Core Index, and may incur costs in buying and selling securities, especially when rebalancing the Small Cap Core AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Small Cap Core Index. In addition, the Small Cap Core AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Small Cap Core Index or the ratios between the securities included in the Small Cap Core Index.


The Small Cap Core AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Small Cap Core AlphaDEX(TM) Fund or reserves of cash held by the Small Cap Core AlphaDEX(TM) Fund to meet redemptions and expenses. If the Small Cap Core AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Small Cap Core Index, as would be the case if it purchased all of the stocks in the Small Cap Core Index with the same weightings as the Small Cap Core Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Small Cap Core AlphaDEX(TM) Fund's performance and the performance of the Small Cap Core Index, there can be no assurance that the Small Cap Core AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Small Cap Core AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Small Cap Core Index.


Replication Management Risk


The Small Cap Core AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Small Cap Core Index. As a result of this policy, securities held by the Small Cap Core AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Small Cap Core AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Small Cap Core Index.






Intellectual Property Risk.


The Small Cap Core AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Small Cap Core AlphaDEX(TM) Fund to use its corresponding equity index in the Defined Index Series and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Small Cap Core AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Small Cap Core AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Small Cap Core AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Small Cap Core AlphaDEX(TM) Fund.


Issuer Specific Changes Risk.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.


Concentration Risk.

The Small Cap Core AlphaDEX(TM) Fund will be concentrated in the securities of a given industry or sector if the Small Cap Core Index is concentrated in such industry or sector. A concentration makes the Small Cap Core AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry or sector and may subject the Small Cap Core AlphaDEX(TM) Fund to greater market risk than more diversified funds.

Non-Diversification Risk.

The Small Cap Core AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Small Cap Core AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Small Cap Core AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Small Cap Core AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

Small Cap Company Risk

The Small Cap Core AlphaDEX(TM) Fund invests in small capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.


See "Additional Risks of Investing in the Funds" for additional information regarding risks.

       First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund
               Investment Objective, Strategies and Risks

Investment Objective

The First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund (the "Large Cap Value Opportunities AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Large Cap Value Opportunities AlphaDEX(TM) Fund's fees and expenses) of an equity index called the Defined Large Cap Value Opportunities Index (Symbol: DEFILVOI) (the "Large Cap Value Index").

Exchange-Listed


The Shares are listed and trade on the AMEX under the ticker symbol "FTA."


Principal Investment Strategies


The Large Cap Value Opportunities AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Value Opportunities Index. The Large Cap Value Opportunities AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.


The Large Cap Value Opportunities AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Large Cap Value Opportunities Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Large Cap Value Opportunities AlphaDEX(TM) Fund's performance and the performance of the Large Cap Value Opportunities Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Large Cap Value Opportunities AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Large Cap Value Opportunities AlphaDEX(TM) Fund's investment objective, the Large Cap Value Opportunities AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Large Cap Value Opportunities Index in proportion to their weightings in the Large Cap Value Opportunities Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Large Cap Value Opportunities AlphaDEX(TM) Fund may purchase a sample of stocks in the Large Cap Value Opportunities Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Large Cap Value Opportunities Index, purchase securities not in the Large Cap Value Opportunities Index which First Trust believes are appropriate to substitute for certain securities in the Large Cap Value Opportunities Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Large Cap Value Opportunities Index. The Large Cap Value Opportunities AlphaDEX(TM) Fund may sell stocks that are represented in the Large Cap Value Opportunities Index in anticipation of their removal from the Large Cap Value Opportunities Index or purchase stocks not represented in the Large Cap Value Opportunities Index in anticipation of their addition to the Large Cap Value Opportunities Index.

Index Construction


The Large Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500/Citigroup Value Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P 500/Citigroup Value Index includes certain stocks within the S&P 500 Index selected on value factors. The inception date of the Large Cap Value Index was April 9, 2007. The initial divisor was created to set a benchmark value of 100.00 on January 8, 1996. The Large Cap Value Index was created and trademarked by S&P. As of April 9, 2007, the S&P 500/Citigroup Value Index consisted of 349 stocks and the Large Cap Value Index consisted of 199 stocks.


The Large Cap Value Index is constructed by S&P in the following manner:


1.      S&P begins with the universe of stocks in the S&P 500/Citigroup
Value Index.


2a.     S&P ranks all stocks in the above universe against all the stocks in the S&P 500 Index on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.


2b.     For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. Stocks that S&P/Citigroup classified solely as growth are not eligible for inclusion in the Large Cap Value Index. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 2a as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P/Citigroup allocates between growth and value are not eligible for inclusion in the Large Cap Value Index if their growth scores are better than their value scores.


3. For the Large Cap Value Index, remaining stocks are then ranked according to their selection score from step 2b. The bottom 25% of such remaining stocks is then eliminated and the top 75% of such stocks is selected for the Large Cap Value Index.


4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Large Cap Value Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Large Cap Value Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Large Cap Value Index. The value of the spin-off is reallocated to the parent company.


See "Additional Index Information" for additional information regarding the Large Cap Value Index.

Principal Risks of Investing in the Fund


Risk is inherent in all investing. The Shares of the Large Cap Value Opportunities AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Large Cap Value Opportunities AlphaDEX(TM) Fund. The Large Cap Value Opportunities AlphaDEX(TM) Fund may not achieve its objective. An investment in the Large Cap Value
Opportunities AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Large Cap Value Opportunities AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. The following specific risk factors have been identified as the principal risks of investing in the Large Cap Value Opportunities AlphaDEX(TM) Fund.

Market Risk

One of the principal risks of investing in the Large Cap Value Opportunities AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Large Cap Value Opportunities AlphaDEX(TM) Fund, Shares of the Large Cap Value Opportunities AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Large Cap Value Opportunities Index.



Non-Correlation Risk

The Large Cap Value Opportunities AlphaDEX(TM) Fund's return may not match the return of the Large Cap Value Opportunities Index for a number of reasons. For example, the Large Cap Value Opportunities AlphaDEX(TM) Fund incurs operating expenses not applicable to the Large Cap Value Opportunities Index, and may incur costs in buying and selling securities, especially when rebalancing the Large Cap Value Opportunities AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Large Cap Value Opportunities Index. In addition, the Large Cap Value Opportunities AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Large Cap Value Opportunities Index or the ratios between the securities included in the Large Cap Value Opportunities Index.


The Large Cap Value Opportunities AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Large Cap Value Opportunities AlphaDEX(TM) Fund or reserves of cash held by the Large Cap Value Opportunities AlphaDEX(TM) Fund to meet redemptions and expenses. If the Large Cap Value Opportunities AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Large Cap Value Opportunities Index, as would be the case if it purchased all of the stocks in the Large Cap Value Opportunities Index with the same weightings as the Large Cap Value Opportunities Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Large Cap Value Opportunities AlphaDEX(TM) Fund's performance and the performance of the Large Cap Value Opportunities Index, there can be no assurance that the Large Cap Value Opportunities AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Large Cap Value Opportunities AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Large Cap Value Opportunities Index.


Replication Management Risk


The Large Cap Value Opportunities AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Large Cap Value Opportunities Index. As a result of this policy, securities held by the Large Cap Value Opportunities AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Large Cap Value Opportunities AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Large Cap Value Opportunities Index.




Intellectual Property Risk.


The Large Cap Value Opportunities AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Large Cap Value Opportunities AlphaDEX(TM) Fund to use its corresponding equity index in the Defined Index Series and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the

Large Cap Value Opportunities AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Large Cap Value Opportunities AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Large Cap Value Opportunities AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Large Cap Value Opportunities AlphaDEX(TM) Fund.

Issuer Specific Changes Risk.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.


Concentration Risk.

The Large Cap Value Opportunities AlphaDEX(TM) Fund will be concentrated in the securities of a given industry or sector if the Large Cap Value Opportunities Index is concentrated in such industry or sector. A concentration makes the Large Cap Value Opportunities AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry or sector and may subject the Large Cap Value Opportunities AlphaDEX(TM) Fund to greater market risk than more diversified funds.

Non-Diversification Risk.

The Large Cap Value Opportunities AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Large Cap Value Opportunities AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Large Cap Value Opportunities AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Large Cap Value Opportunities AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

Value Investment Style Risk.

The Large Cap Value Opportunities AlphaDEX(TM) Fund's value-oriented investment style may not be successful in realizing the Large Cap Value Opportunities AlphaDEX(TM) Fund's investment objectives. Value companies may have experienced adverse business developments or may be subject to special risks that cause their securities to be out of favor, may never reach what may be their full value or may go down in price.


See "Additional Risks of Investing in the Funds" for additional information regarding risks.

      First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund
               Investment Objective, Strategies and Risks

Investment Objective

The First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund (the "Large Cap Growth Opportunities AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Large Cap Growth Opportunities AlphaDEX(TM) Fund's fees and expenses) of an equity index called the Defined Large Cap Growth Opportunities Index (Symbol: DEFILGOI) (the "Large Cap Growth Index").

Exchange-Listed


The Shares are listed and trade on the AMEX under the ticker symbol "FTC."


Principal Investment Strategies


The Large Cap Growth Opportunities AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Growth Opportunities Index. The Large Cap Value Opportunities AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.


The Large Cap Growth Opportunities AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Large Cap Growth Opportunities Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Large Cap Growth Opportunities AlphaDEX(TM) Fund's performance and the performance of the Large Cap Growth Opportunities Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Large Cap Growth Opportunities AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Large Cap Growth Opportunities AlphaDEX(TM) Fund's investment objective, the Large Cap Growth Opportunities AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Large Cap Growth Opportunities Index in proportion to their weightings in the Large Cap Growth Opportunities Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Large Cap Growth Opportunities AlphaDEX(TM) Fund may purchase a sample of stocks in the Large Cap Growth Opportunities Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Large Cap Growth Opportunities Index, purchase securities not in the Large Cap Growth Opportunities Index which First Trust believes are appropriate to substitute for certain securities in the Large Cap Growth Opportunities Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Large Cap Growth Opportunities Index. The Large Cap Growth Opportunities AlphaDEX(TM) Fund may sell stocks that are represented in the Large Cap Growth Opportunities Index in anticipation of their removal from the Large Cap Growth Opportunities Index or purchase stocks not represented in the Large Cap Growth Opportunities Index in anticipation of their addition to the Large Cap Growth Opportunities Index.

Index Construction


The Large Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500/Citigroup Growth Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P 500/Citigroup Growth Index includes certain stocks within the S&P 500 Index selected on growth factors. The inception date of the Large Cap Growth Index was April 9, 2007. The initial divisor was created to set a benchmark value of 100.00 on January 8, 1996. The Large Cap Growth Index was created and trademarked by S&P. As of April 9, 2007, the S&P 500/Citigroup Growth Index consisted of 310 stocks and the Large Cap Growth Index consisted of 175 stocks.


The Large Cap Growth Index is constructed by S&P in the following manner:


1.      S&P begins with the universe of stocks in the S&P 500/Citigroup
Growth Index.


2a.     S&P ranks all stocks in the above universe against all stocks in the S&P 500 Index on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.


2b.     For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. Stocks that S&P/Citigroup classified solely as value are not eligible for inclusion in the Large Cap Growth Index. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 2a as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P/Citigroup allocates between growth and value are not eligible for inclusion in the Large Cap Growth Index if their value scores are better than their growth scores.


3. For the Large Cap Growth Index, remaining stocks are then ranked according to their selection score from step 2b. The bottom 25% of such remaining stocks is then eliminated and the top 75% of such stocks is selected for the Large Cap Growth Index.


4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Large Cap Growth Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Large Cap Growth Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Large Cap Growth Index. The value of the spin-off is reallocated to the parent company.


See "Additional Index Information" for additional information regarding the Large Cap Growth Index.

Principal Risks of Investing in the Fund


Risk is inherent in all investing. The Shares of the Large Cap Growth Opportunities AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Large Cap Growth Opportunities AlphaDEX(TM) Fund. The Large Cap Growth Opportunities AlphaDEX(TM) Fund may not achieve its objective. An investment in the Large Cap Growth Opportunities AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Large Cap Growth Opportunities AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. The following specific risk factors have been identified as the principal risks of investing in the Large Cap Growth Opportunities AlphaDEX(TM) Fund.

Market Risk

One of the principal risks of investing in the Large Cap Growth Opportunities AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Large Cap Growth Opportunities AlphaDEX(TM) Fund, Shares of the Large Cap Growth Opportunities AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Large Cap Growth Opportunities Index.



Non-Correlation Risk

The Large Cap Growth Opportunities AlphaDEX(TM) Fund's return may not match the return of the Large Cap Growth Opportunities Index for a number of reasons. For example, the Large Cap Growth Opportunities AlphaDEX(TM) Fund incurs operating expenses not applicable to the Large Cap Growth Opportunities Index, and may incur costs in buying and selling securities, especially when rebalancing the Large Cap Growth Opportunities AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Large Cap Growth Opportunities Index. In addition, the Large Cap Growth Opportunities AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Large Cap Growth Opportunities Index or the ratios between the securities included in the Large Cap Growth Opportunities Index.


The Large Cap Growth Opportunities AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Large Cap Growth Opportunities AlphaDEX(TM) Fund or reserves of cash held by the Large Cap Growth Opportunities AlphaDEX(TM) Fund to meet redemptions and expenses. If the Large Cap Growth Opportunities AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Large Cap Growth Opportunities Index, as would be the case if it purchased all of the stocks in the Large Cap Growth Opportunities Index with the same weightings as the Defined Large Cap Growth Opportunities Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Large Cap Growth Opportunities AlphaDEX(TM) Fund's performance and the performance of the Large Cap Growth Opportunities Index, there can be no assurance that the Large Cap Growth Opportunities AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Large Cap Growth Opportunities AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Large Cap Growth Opportunities Index.


Replication Management Risk


The Large Cap Growth Opportunities AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Large Cap Growth Opportunities Index. As a result of this policy, securities held by the Large Cap Growth Opportunities AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Large Cap Growth Opportunities AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Large Cap Growth Opportunities Index.




Intellectual Property Risk.


The Large Cap Growth Opportunities AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Large Cap Growth Opportunities AlphaDEX(TM) Fund to use its corresponding equity index in the Defined

Index Series and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Large Cap Growth Opportunities AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Large Cap Growth Opportunities AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Large Cap Growth Opportunities AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Large Cap Growth Opportunities AlphaDEX(TM) Fund.


Issuer Specific Changes Risk.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.


Concentration Risk.

The Large Cap Growth Opportunities AlphaDEX(TM) Fund will be concentrated in the securities of a given industry or sector if the Large Cap Growth Opportunities Index is concentrated in such industry or sector. A concentration makes the Large Cap Growth Opportunities
AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry or sector and may subject the Large Cap Growth
Opportunities AlphaDEX(TM) Fund to greater market risk than more diversified funds.

Non-Diversification Risk.

The Large Cap Growth Opportunities AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Large Cap Growth Opportunities AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Large Cap Growth Opportunities AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Large Cap Growth Opportunities AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

Growth Investment Style Risk.

The Large Cap Growth Opportunities AlphaDEX(TM) Fund's growth-oriented investment style may not be successful in realizing the Large Cap Growth Opportunities AlphaDEX(TM) Fund's investment objectives. Securities of growth companies may experience significant fluctuations in price in response to economic, political, regulatory, company specific, sector or market developments, changes in perceptions or interest rate changes.


See "Additional Risks of Investing in the Funds" for additional information regarding risks.

              First Trust Multi Cap Value AlphaDEX(TM) Fund
               Investment Objective, Strategies and Risks

Investment Objective

The First Trust Multi Cap Value AlphaDEX(TM) Fund (the "Multi Cap Value AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Multi Cap Value AlphaDEX(TM) Fund's fees and expenses) of an equity index called the Defined Multi Cap Value Index (Symbol: DEFIMCVI) (the "Multi Cap Value Index").

Exchange-Listed


The Shares are listed and trade on the AMEX under the ticker symbol "FAB."


Principal Investment Strategies


The Multi Cap Value AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Multi Cap Value Index. The Multi Cap Value AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.


The Multi Cap Value AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Multi Cap Value Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Multi Cap Value AlphaDEX(TM) Fund's performance and the performance of the Multi Cap Value Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Multi Cap Value AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Multi Cap Value AlphaDEX(TM) Fund's investment objective, the Multi Cap Value AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Multi Cap Value Index in proportion to their weightings in the Multi Cap Value Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Multi Cap Value AlphaDEX(TM) Fund may purchase a sample of stocks in the Multi Cap Value Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Multi Cap Value Index, purchase securities not in the Multi Cap Value Index which First Trust believes are appropriate to substitute for certain securities in the Multi Cap Value Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Multi Cap Value Index. The Multi Cap Value AlphaDEX(TM) Fund may sell stocks that are represented in the Multi Cap Value Index in anticipation of their removal from the Multi Cap Value Index or purchase stocks not represented in the Multi Cap Value Index in anticipation of their addition to the Multi Cap Value Index.

Index Construction


The Multi Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500/Citigroup Value Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P Composite 1500/Citigroup Value Index includes certain stocks within the S&P Composite 1500 Index considered to have value characteristics. The inception date of the Multi Cap Value Index was April 9, 2007. The initial divisor was created to set a benchmark value of 100.00 on January 8, 1996. The Multi Cap Value Index was created and trademarked by S&P. As of April 9, 2007, the S&P Composite 1500/Citigroup Value Index consisted of 1082 stocks and the Multi Cap Value Index consisted of 606 stocks.

The stocks of the S&P Composite 1500/Citigroup Value Index (i) that are members of the S&P 500/Citigroup Value Index will comprise 50% of the Multi Cap Value Index, (ii) that are members of the S&P MidCap 400/Citigroup Value Index will comprise 30% of the Multi Cap Value Index and (iii) that are members of the S&P SmallCap 600/Citigroup Value Index will comprise 20% of the Multi Cap Value Index. The Multi Cap Value Index is constructed in the following manner:


For the stocks selected from the S&P 500/Citigroup Value Index:

1. S&P ranks all stocks in the S&P 500/Citigroup Value Index against all the stocks in the S&P 500 Index on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

2. For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 1 as its selection score. Stocks that S&P/Citigroup classified solely as growth are not eligible for inclusion in the Multi Cap Value Index. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 1 as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P/Citigroup allocates between growth and value are not eligible for inclusion in the Multi Cap Value Index if their growth scores are better than their value scores.

3. For the Multi Cap Value Index, remaining stocks are then ranked according to their selection score from step 2. The bottom 25% of such remaining stocks is then eliminated and the top 75% of such stocks is selected for the Multi Cap Value Index.

4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.


For the stocks selected from the S&P MidCap 400/Citigroup Value Index:


1. S&P ranks all stocks in the S&P MidCap 400/Citigroup Value Index against all the stocks in the S&P MidCap 400 Index on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

2. For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 1 as its selection score. Stocks that S&P/Citigroup classified solely as growth are not eligible for inclusion in the Multi Cap Value Index. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 1 as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P/Citigroup allocates between growth and value are not eligible for inclusion in the Multi Cap Value Index if their growth scores are better than their value scores.

3. For the Multi Cap Value Index, remaining stocks are then ranked according to their selection score from step 2. The bottom 25% of such remaining stocks is then eliminated and the top 75% of such stocks is selected for the Multi Cap Value Index.

4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.


For the stocks selected from the S&P SmallCap 600/Citigroup Value Index:


1. S&P ranks all stocks in the S&P SmallCap 600/Citigroup Value Index against all the stocks in the S&P SmallCap 600 Index on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

2. For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 1 as its selection score. Stocks that S&P/Citigroup classified solely as growth are not eligible for inclusion in the Multi Cap Value Index. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 1 as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P/Citigroup allocates between growth and value are not eligible for inclusion in a value index if their growth scores are better than their value scores, and stocks that S&P/Citigroup allocates between growth and value are not eligible for inclusion in the Multi Cap Value Index if their growth scores are better than their value scores.

3. For the Multi Cap Value Index, remaining stocks are then ranked according to their selection score from step 2. The bottom 25% of such remaining stocks is then eliminated and the top 75% of such stocks is selected for the Multi Cap Value Index.

4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.


The Multi Cap Value Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Multi Cap Value Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Multi Cap Value Index. The value of the spin-off is reallocated to the parent company.


See "Additional Index Information" for additional information regarding the Multi Cap Value Index.

Principal Risks of Investing in the Fund


Risk is inherent in all investing. The Shares of the Multi Cap Value AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Multi Cap Value AlphaDEX(TM) Fund. The Multi Cap Value AlphaDEX(TM) Fund may not achieve its objective. An investment in the Multi Cap Value AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Multi Cap Value AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. The following specific risk factors have been identified as the principal risks of investing in the Multi Cap Value AlphaDEX(TM) Fund.

Market Risk

One of the principal risks of investing in the Multi Cap Value AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Multi Cap Value AlphaDEX(TM) Fund, Shares of the Multi Cap Value AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Multi Cap Value Index.



Non-Correlation Risk

The Multi Cap Value AlphaDEX(TM) Fund's return may not match the return of the Multi Cap Value Index for a number of reasons. For example, the Multi Cap Value AlphaDEX(TM) Fund incurs operating expenses not applicable to the Multi Cap Value Index, and may incur costs in buying and selling securities, especially when rebalancing the Multi Cap Value AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Multi Cap Value Index. In addition, the Multi Cap Value AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Multi Cap Value Index or the ratios between the securities included in the Multi Cap Value Index.


The Multi Cap Value AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Multi Cap Value AlphaDEX(TM) Fund or reserves of cash held by the Multi Cap Value AlphaDEX(TM) Fund to meet redemptions and expenses. If the Multi Cap Value AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Multi Cap Value Index, as would be the case if it purchased all of the stocks in the Multi Cap Value Index with the same weightings as the Multi Cap Value Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Multi Cap Value AlphaDEX(TM) Fund's performance and the performance of the Multi Cap Value Index, there can be no assurance that the Multi Cap Value AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Multi Cap Value AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Multi Cap Value Index.


Replication Management Risk


The Multi Cap Value AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Multi Cap Value Index. As a result of this policy, securities held by the Multi Cap Value AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Multi Cap Value AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Multi Cap Value Index.






Intellectual Property Risk.


The Multi Cap Value AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Multi Cap Value AlphaDEX(TM) Fund to use its corresponding equity index in the Defined Index Series and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Multi Cap Value AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Multi Cap Value AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Multi Cap Value AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Multi Cap Value AlphaDEX(TM) Fund.

Issuer Specific Changes Risk.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.


Concentration Risk.

The Multi Cap Value AlphaDEX(TM) Fund will be concentrated in the securities of a given industry or sector if the Multi Cap Value Index is concentrated in such industry or sector. A concentration makes the Multi Cap Value AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry or sector and may subject the Multi Cap Value AlphaDEX(TM) Fund to greater market risk than more diversified funds.

Non-Diversification Risk.

The Multi Cap Value AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Multi Cap Value AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Multi Cap Value AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Multi Cap Value AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

Small Cap and Mid Cap Company Risk

The Multi Cap Value AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Value Investment Style Risk.

The Multi Cap Value AlphaDEX(TM) Fund's value-oriented investment style may not be successful in realizing the Multi Cap Value AlphaDEX(TM) Fund's investment objectives. Value companies may have experienced adverse business developments or may be subject to special risks that cause their securities to be out of favor, may never reach what may be their full value or may go down in price.


See "Additional Risks of Investing in the Funds" for additional information regarding risks.

             First Trust Multi Cap Growth AlphaDEX(TM) Fund
               Investment Objective, Strategies and Risks

Investment Objective

The First Trust Multi Cap Growth AlphaDEX(TM) Fund (the "Multi Cap Growth AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Multi Cap Growth AlphaDEX(TM) Fund's fees and expenses) of an equity index called the Defined Multi Cap Growth Index (Symbol: DEFIMCGI) (the "Multi Cap Growth Index").

Exchange-Listed


The Shares are listed and trade on the AMEX under the ticker symbol "FAD."


Principal Investment Strategies


The Multi Cap Growth AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Multi Cap Growth Index. The Multi Cap Growth AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.


The Multi Cap Growth AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Multi Cap Growth Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Multi Cap Growth AlphaDEX(TM) Fund's performance and the performance of the Multi Cap Growth Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Multi Cap Growth AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Multi Cap Growth AlphaDEX(TM) Fund's investment objective, the Multi Cap Growth AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Multi Cap Growth Index in proportion to their weightings in the Multi Cap Growth Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Multi Cap Growth AlphaDEX(TM) Fund may purchase a sample of stocks in the Multi Cap Growth Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Multi Cap Growth Index, purchase securities not in the Multi Cap Growth Index which First Trust believes are appropriate to substitute for certain securities in the Multi Cap Growth Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Multi Cap Growth Index. The Multi Cap Growth AlphaDEX(TM) Fund may sell stocks that are represented in the Multi Cap Growth Index in anticipation of their removal from the Multi Cap Growth Index or purchase stocks not represented in the Multi Cap Growth Index in anticipation of their addition to the Multi Cap Growth Index.

Index Construction


The Multi Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500/Citigroup Growth Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P Composite 1500/Citigroup Growth Index includes certain stocks within the S&P Composite 1500 Index considered to have growth characteristics. The inception date of the Multi Cap Growth Index was April 9, 2007. The initial divisor was created to set a benchmark value of 100.00 on January 8, 1996. The Multi Cap Growth Index was created and trademarked by S&P. As of April 9, 2007, the S&P Composite 1500/Citigroup Growth Index consisted of 917 stocks and the Multi Cap Growth Index consisted of 516 stocks.

The stocks of the S&P Composite 1500/Citigroup Growth Index (i) that are members of the S&P 500/Citigroup Growth Index will comprise 50% of the Multi Cap Growth Index, (ii) that are members of the S&P MidCap 400/Citigroup Growth Index will comprise 30% of the Multi Cap Growth Index and (iii) that are members of the S&P SmallCap 600/Citigroup Growth Index will comprise 20% of the Multi Cap Growth Index. The Multi Cap Growth Index is constructed in the following manner:


For the stocks selected from the S&P 500/Citigroup Growth Index:

1. S&P ranks all stocks in the S&P 500/Citigroup Growth Index against all the stocks in the S&P 500 Index on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

2. For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 1 as its selection score. Stocks that S&P/Citigroup classified solely as value are not eligible for inclusion in the Multi Cap Growth Index. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 1 as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P/Citigroup allocates between growth and value are not eligible for inclusion in the Multi Cap Growth Index if their value scores are better than their growth scores.

3. For the Multi Cap Growth Index, remaining stocks are then ranked according to their selection score from step 2. The bottom 25% of such remaining stocks is then eliminated and the top 75% of such stocks is selected for the Multi Cap Growth Index.

4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.


For the stocks selected from the S&P MidCap 400/Citigroup Growth Index:


1. S&P ranks all stocks in the S&P MidCap 400/Citigroup Growth Index against all the stocks in the S&P MidCap 400 Index on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

2. For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 1 as its selection score. Stocks that S&P/Citigroup classified solely as value are not eligible for inclusion in the Multi Cap Growth Index. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 1 as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P/Citigroup allocates between growth and value are not eligible for inclusion in the Multi Cap Growth Index if their value scores are better than their growth scores.

3. For the Multi Cap Growth Index, remaining stocks are then ranked according to their selection score from step 2. The bottom 25% of such remaining stocks is then eliminated and the top 75% of such stocks is selected for the Multi Cap Growth Index.

4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.


For the stocks selected from the S&P SmallCap 600/Citigroup Growth Index:


1. S&P ranks all stocks in the S&P SmallCap 600/Citigroup Growth Index against all the stocks in the S&P SmallCap 600 Index on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

2. For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 21a as its selection score. Stocks that S&P/Citigroup classified solely as value are not eligible for inclusion in the Multi Cap Growth Index. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 1 as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P/Citigroup allocates between growth and value are not eligible for inclusion in the Multi Cap Growth Index if their value scores are better than their growth scores.

3. For the Multi Cap Growth Index, remaining stocks are then ranked according to their selection score from step 2. The bottom 25% of such remaining stocks is then eliminated and the top 75% of such stocks is selected for the Multi Cap Growth Index.

4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.


The Multi Cap Growth Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Multi Cap Growth Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Multi Cap Growth Index. The value of the spin-off is reallocated to the parent company.


See "Additional Index Information" for additional information regarding the Multi Cap Growth Index.

Principal Risks of Investing in the Fund


Risk is inherent in all investing. The Shares of the Multi Cap Growth AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Multi Cap Growth AlphaDEX(TM) Fund. The Multi Cap Growth AlphaDEX(TM) Fund may not achieve its objective. An investment in the Multi Cap Growth AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Multi Cap Growth AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. The following specific risk factors have been identified as the principal risks of investing in the Multi Cap Growth AlphaDEX(TM) Fund.

Market Risk

One of the principal risks of investing in the Multi Cap Growth AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Multi Cap Growth AlphaDEX(TM) Fund, Shares of the Multi Cap Growth AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Multi Cap Growth Index.



Non-Correlation Risk

The Multi Cap Growth AlphaDEX(TM) Fund's return may not match the return of the Multi Cap Growth Index for a number of reasons. For example, the Multi Cap Growth AlphaDEX(TM) Fund incurs operating expenses not applicable to the Multi Cap Growth Index, and may incur costs in buying and selling securities, especially when rebalancing the Multi Cap Growth AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Multi Cap Growth Index. In addition, the Multi Cap Growth AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Multi Cap Growth Index or the ratios between the securities included in the Multi Cap Growth Index.

The Multi Cap Growth AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Multi Cap Growth AlphaDEX(TM) Fund or reserves of cash held by the Multi Cap Growth AlphaDEX(TM) Fund to meet redemptions and expenses. If the Multi Cap Growth AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Multi Cap Growth Index, as would be the case if it purchased all of the stocks in the Multi Cap Growth Index with the same weightings as the Multi Cap Growth Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Multi Cap Growth AlphaDEX(TM) Fund's performance and the performance of the Multi Cap Growth Index, there can be no assurance that the Multi Cap Growth AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Multi Cap Growth AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Multi Cap Growth Index.

Replication Management Risk


The Multi Cap Growth AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Multi Cap Growth Index. As a result of this policy, securities held by the Multi Cap Growth AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Multi Cap Growth AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Multi Cap Growth Index.






Intellectual Property Risk.


The Multi Cap Growth AlphaDEX(TM) Fund relies on a license and related sublicense that permits Multi Cap Growth AlphaDEX(TM) Fund to use its corresponding equity index in the Defined Index Series and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Multi Cap Growth AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Multi Cap Growth AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Multi Cap Growth AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Multi Cap Growth AlphaDEX(TM) Fund.

Issuer Specific Changes Risk.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.


Concentration Risk.

The Multi Cap Growth AlphaDEX(TM) Fund will be concentrated in the securities of a given industry or sector if the Multi Cap Growth Index is concentrated in such industry or sector. A concentration makes the Multi Cap Growth AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry or sector and may subject the Multi Cap Growth AlphaDEX(TM) Fund to greater market risk than more diversified funds.

Non-Diversification Risk.

The Multi Cap Growth AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Multi Cap Growth AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Multi Cap Growth AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Multi Cap Growth AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

Small Cap and Mid Cap Company Risk

The Multi Cap Growth AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Growth Investment Style Risk.

The Multi Cap Growth AlphaDEX(TM) Fund's growth-oriented investment style may not be successful in realizing the Multi Cap Growth
AlphaDEX(TM) Fund's investment objectives. Securities of growth companies may experience significant fluctuations in price in response to economic, political, regulatory, company specific, sector or market developments, changes in perceptions or interest rate changes.


See "Additional Risks of Investing in the Funds" for additional information regarding risks.

How the Funds Have Performed

The Funds have not commenced operations and, therefore, do not have performance histories.

What Are the Costs of Investing?

The following table describes the estimated fees and expenses you may pay when you buy or sell Creation Units of each Fund. Annual Fund operating expenses are estimates. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

                     Large Cap       Mid Cap Core    Small Cap       Large Cap       Large Cap       Multi Cap       Multi Cap
                     Core            AlphaDEX(TM)    Core            Value           Growth          Value           Growth
                     AlphaDEX(TM)    Fund            AlphaDEX(TM)    Opportunities   Opportunities   AlphaDEX(TM)    AlphaDEX(TM)
                     Fund                            Fund            AlphaDEX(TM)    AlphaDEX(TM)    Fund            Fund
                                                                     Fund            Fund
Shareholder Fees     None            None            None            None            None            None            None
(paid directly by
Authorized
Participants)
Sales charges (loads)

Standard             $2,000          $1,500          $2,500          $1,000          $1,000          $3,500          $3,000
transaction fee
per order(1)

Additional           Up to 3 times   Up to 3 times   Up to 3 times   Up to 3 times   Up to 3 times   Up to 3 times   Up to 3 times
transaction charge   the standard    the standard    the standard    the standard    the standard    the standard    the standard
if settled outside   transaction fee transaction fee transaction fee transaction fee transaction fee transaction fee transaction fee of the usual
process through the
Continuous Net
Settlement System
of the National
Securities Clearing
Corporation(1)
------------------------------------------------------------------------------------------------------------------------------
Annual Fund
Operating
Expenses(2)(3)
(Expenses that are
deducted from the
Fund's assets)

Management Fees      0.50%           0.50%           0.50%           0.50%           0.50%           0.50%           0.50%

Distribution and     0.00%           0.00%           0.00%           0.00%           0.00%           0.00%           0.00%
Service (12b-1)
Fees(4)

Other Expenses(2)    0.39%           0.39%           0.39%           0.39%           0.39%           0.39%           0.39%

Total Annual Fund    0.89%           0.89%           0.89%           0.89%           0.89%           0.89%           0.89%
Operating Expenses

Fee Waivers          0.19%           0.19%           0.19%           0.19%           0.19%           0.19%           0.19%
and Expense
Reimbursement(5)

Total Net Annual Fund0.70%           0.70%           0.70%           0.70%           0.70%           0.70%           0.70%
Operating Expenses

Example


This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of each of the Funds or customary brokerage commissions that you pay when purchasing or selling Shares of each of the Funds in the secondary market.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be as set forth in the table below:

                      Fund                           One Year     Three Years
        Large Cap Core AlphaDEX(TM)  Fund              $72            $272
         Mid Cap Core AlphaDEX(TM)  Fund               $72            $272
        Small Cap Core AlphaDEX(TM)  Fund              $72            $272
Large Cap Value Opportunities AlphaDEX(TM)  Fund       $72            $272
Large Cap Growth Opportunities AlphaDEX(TM)  Fund      $72            $272
       Multi Cap Value AlphaDEX(TM)  Fund              $72            $272
       Multi Cap Growth AlphaDEX(TM)  Fund             $72            $272


(1)Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $2,000 for the Large Cap Core AlphaDEX(TM) Fund (assuming 301 to 400 different securities in a Creation Unit); $1,500 for the Mid Cap Core AlphaDEX(TM) Fund (assuming 201 to 300 different securities in a Creation Unit); $2,500 for the Small Cap Core AlphaDEX(TM) Fund (assuming 401 to 500 different securities in a Creation Unit); $1,000 for the Large Cap Value Opportunities AlphaDEX(TM) Fund (assuming 101 to 200 different securities in a Creation Unit); $1,000 for the Large Cap Growth Opportunities AlphaDEX(TM) Fund (assuming 101 to 200 different securities in a Creation Unit); $3,500 for the Multi Cap Value AlphaDEX(TM) Fund (assuming 601 to 700 different securities in a Creation Unit); and $3,000 for the Multi Cap Growth AlphaDEX(TM) Fund (assuming 501 to 600 different securities in a Creation Unit). However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard creation or redemption transaction fee may be charged. See "Creation Transaction Fees and Redemption Transaction Fees" below.

(2)The Funds had not fully commenced operations as of the date of this Prospectus. The "Other Expenses" listed in the table are estimates based on the expenses the Funds expect to incur for the current fiscal year.

(3)Expressed as a percentage of average daily net assets.

(4)Each Fund has adopted a distribution and service (12b-1) plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by a Fund and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 30, 2008.

(5)First Trust has agreed to waive fees and/or pay each Fund's expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average net assets per year, at least until May 10, 2009. Expenses borne by First Trust are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund at any time if it would result in such Fund's expenses exceeding 0.70% of average daily net assets per year.

Creation Transaction Fees and Redemption Transaction Fees

The Funds issue and redeem Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units, called "Authorized Participants" ("APs"), can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee (as defined below) as set forth in the expense table for each purchase transaction (regardless of the number of Creation Units involved). Normally, the value of a Creation Unit as of the first creation of such Creation Unit was approximately $3,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee (as defined below) as set forth in the expense table for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $3,000,000 and a 5% return each year, assuming that a Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated:


                      Fund                         One Year     Three Years
        Large Cap Core AlphaDEX(TM)  Fund          $25,452        $85,748
         Mid Cap Core AlphaDEX(TM)  Fund           $24,452        $84,748
        Small Cap Core AlphaDEX(TM)  Fund          $26,452        $86,748
Large Cap Value Opportunities AlphaDEX(TM)  Fund   $23,452        $83,748
Large Cap Growth Opportunities AlphaDEX(TM)  Fund  $23,452        $83,748
       Multi Cap Value AlphaDEX(TM)  Fund          $28,452        $88,748
       Multi Cap Growth AlphaDEX(TM)  Fund         $27,452        $87,748


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of a Fund and do not impact a Fund's expense ratio.


                    Additional Investment Strategies


Each of the policies described herein is a non-fundamental policy of each Fund that may be changed by the Board of Trustees of the Trust without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under "Investment Objective and Policies."


Equity Securities


The Funds invest primarily in equity securities of U.S. issuers. Eligible equity securities include common stocks and warrants to purchase common stocks. In addition, the Funds may invest in equity securities of non-U.S. issuers listed on any national exchange if such securities are included in the applicable equity index in the Defined Index Series, including depositary receipts that represent non-U.S. common stocks deposited with a custodian.


Short-Term Investments

The Funds may invest in cash equivalents or other short-term investments, including U.S. government securities, commercial paper, repurchase agreements, money-market funds or similar fixed-income securities with remaining maturities of one year or less. For more information on short-term investments, see the SAI.

Futures and Options

The Funds may use various investment strategies designed to hedge against changes in the values of securities the Funds own or expect to purchase or to hedge against interest rate or currency exchange rate changes. The securities used to implement these strategies include financial futures contracts, options, forward contracts, options on financial futures and stock index options.

Delayed Delivery Securities

The Funds may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the securities to be purchased may decline before the settlement date.

Disclosure of Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of each Fund's portfolio securities is included in the Fund's SAI.

               Additional Risks of Investing in the Funds


Risk is inherent in all investing. Investing in each Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that each Fund will meet its stated objective. Before you invest, you should consider the following risks.


Trading Issues

Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value


The NAV of Shares of each Fund will generally fluctuate with changes in the market value of each Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on the AMEX. First Trust cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Funds trading individually or in the aggregate at any point in time. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), First Trust believes that large discounts or premiums to the NAV of Shares should not be sustained.


Inflation


Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of the Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.


Non-U.S. Investment

The Funds may invest in non-U.S. securities publicly traded in the United States. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in non-U.S. securities include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in non-

U.S. currency exchange rates; taxes; restrictions on non-U.S.
investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.

Investment Strategy

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in each Fund's corresponding equity index in the Defined Index Series. As a result of this policy, securities held by a Fund will generally not be bought or sold in response to market fluctuations. This policy may subject investors to greater market risk than other mutual funds.

                            Fund Organization


Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board of Trustees (the "Board") is responsible for its overall management and direction. The Board elects the Trust's officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.


                         Management of the Funds

First Trust Advisors L.P. ("First Trust"), 1001 Warrenville Road, Lisle, Illinois 60532, is the investment adviser to the Funds. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and certain other services necessary for the management of the portfolios.


First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust discharges its responsibilities subject to the policies of the Board of Trustees of the Trust.


First Trust serves as adviser or sub-adviser for 25 mutual fund portfolios, 29 exchange-traded fund portfolios and 13 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by FTP, 1001 Warrenville Road, Lisle, Illinois 60532. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the Shares of each Fund.


There is no one individual primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of a committee (the "Investment Committee"). The Investment Committee consists of Daniel J. Lindquist, Robert F. Carey, Jon C. Erickson, David G. McGarel, Roger F. Testin and Stan Ueland. Mr. Lindquist rejoined First Trust as a Vice President in April 2004 after serving as Chief Operating Officer of Mina Capital Management LLC from January 2004 to April 2004 and Samaritan Asset Management Services, Inc. from April 2000 to January 2004 and has been a Senior Vice President of First Trust and FTP since September 2005. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of the Fund's investment strategies. Mr. Carey is the Chief Investment Officer and Senior Vice President of First Trust and Senior Vice President of FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First

Trust's general investment philosophy. Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. Mr. McGarel is a Senior Vice President of First Trust and FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies. Since November 2003, Mr. Testin has been a Senior Vice President of First Trust and FTP. From August 2001 to November 2003, Mr. Testin was a Vice President of First Trust and FTP. Prior to joining First Trust, Mr. Testin was an analyst for Dolan Capital Management. Mr. Testin has been the head of First Trust's Portfolio Management Group. Mr. Ueland has been a Vice President of First Trust and FTP since August 2005. At First Trust, he plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust. Before joining First Trust, Mr. Ueland was vice president of sales at BondWave LLC from May 2004 through August 2005, an account executive for Mina Capital Management LLC and Samaritan Asset Management Services, Inc. from January 2003 through May 2004, and a sales consultant at Oracle Corporation from January 1997 through January 2003. For additional information concerning First Trust, including a description of the services provided to the Funds, see the Funds' SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of Shares of the Fund.s

First Trust will receive annual fees from each Fund equal to 0.50% of such Fund's average daily net assets. A discussion regarding the approval of the Investment Management Agreement will be available in the Funds' Annual Report to Shareholders for the period ending July 31, 2007.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, paying for its sublicensing fees related to each Fund's corresponding equity index in the Defined Index Series, any distribution fees or expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.70% of average daily net assets per year, at least until May 10, 2009. Expenses borne by First Trust are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund at any time if it would result in such Fund's expenses exceeding 0.70% of average daily net assets per year.


                       How to Buy and Sell Shares

Shares will be issued or redeemed by the Funds at NAV per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."


Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds will be listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-Share price differential. When buying or selling Shares through a broker, you should expect to incur customary brokerage commissions, you may receive less than the NAV of the Shares, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from a Fund, and shareholders may tender their Shares for redemption directly to such Fund, only in Creation Units of 100,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares of each Fund. The Trust, on behalf of the Funds, has applied for an exemptive order from the Securities and Exchange Commission that, subject to certain terms and conditions, would permit registered investment companies to invest in a Fund beyond the limits set forth in Section 12(d)(1).


Book Entry

Shares are held in book-entry form, which means that no Share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of Share certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or "street name" form.

Share Trading Prices

The trading prices of Shares of a Fund on the AMEX may differ from such Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The AMEX intends to disseminate the approximate value of Shares of the Funds every 15 seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Funds because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of the Funds' Shares


Each Fund imposes no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by each Fund's shareholders. The Board considered that, unlike traditional mutual funds, the Funds issue and redeem their Shares at NAV per Share for a basket of securities intended to mirror a Fund's portfolio, plus a small amount of cash, and the Shares may be purchased and sold on the AMEX at prevailing market prices. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Funds' shareholders and (b) any attempts to market time the Funds by shareholders would not be expected to negatively impact the Funds or their shareholders.


               Creations, Redemptions and Transaction Fees


Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Funds must have entered into an AP agreement with the Funds' distributor and transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchases and redemptions of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Purchase


In order to purchase Creation Units of the Funds, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in each Fund's corresponding equity index in the Defined Index Series (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Funds' custodian through the facilities of the National Securities Clearing Corporation ("NSCC"), immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through an AP which is either
(i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process"), or (ii) a participant of DTC ("DTC Participant") that has entered into an AP agreement with the Funds' distributor and transfer agent, with respect to purchases and redemptions of Creation Units of each Fund. All orders must be placed for one or more whole Creation Units of Shares of the Funds and must be received by the Funds' transfer agent in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m., Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the Funds' transfer agent no later than 3:00 p.m., Eastern time. A custom order may be placed by an AP in the event that a Fund permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Purchasers of Creation Units must pay a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

Number of Securities               Creation
 in a Creation Unit            Transaction Fee
        1-100                         $500
      101-200                       $1,000
      201-300                       $1,500
      301-400                       $2,000
      401-500                       $2,500
      501-600                       $3,000
      601-700                       $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the Clearing Process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the SAI. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.


Shares of each Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with a Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Redemption


The Funds' custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of each Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the Funds' transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to a Fund equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming AP. Investors should expect to incur customary brokerage commissions in connection with assembling a sufficient number of Shares of a Fund to constitute a redeemable Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

An order to redeem Creation Units of a Fund may only be effected by or through an AP. An order to redeem must be placed for one or more whole Creation Units and must be received by the Funds' transfer agent in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m., Eastern time) in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the Funds' transfer agent no later than 3:00 p.m., Eastern time.

Parties redeeming Creation Units must pay a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

Number of Securities              Redemption
 in a Creation Unit            Transaction Fee
      1-100                         $500
    101-200                       $1,000
    201-300                       $1,500
    301-400                       $2,000
    401-500                       $2,500
    501-600                       $3,000
    601-700                       $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, a Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

                   Dividends, Distributions and Taxes


Dividends from net investment income, if any, are declared and paid semi-annually. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Such Shares will generally be reinvested by the broker based upon the market price of those Shares and investors may be subject to customary brokerage commissions charged by the broker.


                           Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Funds. This section is current as of the date of this Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.


This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Funds was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.


As with any investment, you should seek advice based on your individual circumstances from your own tax adviser.

Fund Status

Each Fund intends to qualify as a "regulated investment company" under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions

The Funds' distributions are generally taxable. After the end of each year, you will receive a tax statement that separates each of your Fund's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from a Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction


A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Funds because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Funds from certain corporations may be designated by the Funds as being eligible for the dividends received deduction.


Capital Gains and Losses and Certain Ordinary Income Dividends

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from a Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from regulated investment companies such as the Funds are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Funds themselves. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Funds will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Sale of Shares

If you sell your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes on Purchase and Redemption of Creation Units

If you exchange equity securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the Cash Component paid. If you exchange Creation Units for equity securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal

Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

Deductibility of Fund Expenses

Expenses incurred and deducted by the Funds will generally not be treated as income taxable to you.

Non-U.S. Tax Credit


If a Fund invests in any non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes a Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes a Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.


Non-U.S. Investors


If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes (other than dividends which the Fund designates as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly designated by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of the Fund beginning prior to 2008, distributions from the Fund that are properly designated by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Funds make certain elections and certain other conditions are met.


                            Distribution Plan

FTP serves as the distributor of Creation Units for the Funds on an agency basis. FTP does not maintain a secondary market in Shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.


No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 30, 2008. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Funds' assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

                             Net Asset Value


Each Fund's NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for a Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets are generally valued as set forth below. Common stocks and other equity securities listed on any national or non-U.S. exchange or on The Nasdaq Stock Market, Inc. ("NASDAQ") will be valued at the last sale price for all exchanges other than NASDAQ and the official closing price for NASDAQ on the exchange or system in which they are principally traded on the valuation date. If there are no transactions on the valuation date, securities traded principally on an exchange or on NASDAQ will be valued at the mean between the most recent bid and ask prices. Equity securities traded in the over-the- counter market are valued at their closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Fixed income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis. The value of any portfolio security held by a Fund for which reliable market quotations are not readily available or if a valuation is deemed inappropriate will be determined by the Board or its designee in a manner that most fairly reflects the fair market value of the security on the valuation date.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in the prices used by the Fund differing from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.


                         Fund Service Providers

The Bank of New York is the administrator, custodian and fund accounting and transfer agent for the Funds. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Funds.


The Trust, on behalf of the Funds, has entered into an agreement with PFPC, Inc. ("PFPC"), 301 Bellevue Parkway, Wilmington, Delaware 19809, whereby PFPC will provide certain administrative services to the Trust in connection with the Board's meetings and other related matters.

                             Index Provider


Each equity index in the Defined Index Series that each respective Fund seeks to track is compiled by S&P. S&P is not affiliated with the Funds, First Trust or FTP. The Funds are entitled to use each equity index in the Defined Index Series pursuant to sublicensing arrangements by and among each Fund, S&P, First Trust and FTP, which in turn has a licensing agreement with S&P.


                               Disclaimers

First Trust does not guarantee the accuracy and/or the completeness of the Defined Index Series or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Defined Index Series or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Defined Index Series or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Defined Index Series, even if notified of the possibility of such damages.


FTP has licensed to S&P, free of charge, the right to use certain intellectual property owned by FTP, including the AlphaDEX(TM) trademark and the AlphaDEX(TM) stock selection method, in connection with the S&P's creation of the Defined Index Series. A patent application with respect to the AlphaDEX(TM) stock selection method is pending at the United States Patent and Trademark Office.


Notwithstanding such license, S&P is solely responsible for the creation, compilation and administration of the Defined Index Series and has the exclusive right to determine the stocks included in the indices and the indices' methodologies.

The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Defined Index Series to track general stock market performance or a segment of the same. S&P's publication of the Defined Index Series in no way suggests or implies an opinion by S&P as to the advisability of investment in any or all of the securities upon which the Defined Index Series is based. S&P's only relationship to First Trust Portfolios L.P. is the licensing of certain trademarks and trade names of S&P and of the Defined Index Series, which is determined, composed and calculated by S&P without regard to First Trust Portfolios L.P. or the Funds. S&P is not responsible for and has not reviewed the Funds nor any associated literature or publications and S&P makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. S&P reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Defined Index Series. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS DO NOT GUARANTEE THE ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN AND S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, DELAYS OR INTERRUPTIONS THEREIN. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST PORTFOLIOS L.P., INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"AlphaDEX(TM)" is a trademark of FTP. The Funds and First Trust on behalf of the Funds have been granted the right by FTP to use the name "AlphaDEX(TM)" for certain purposes.

                      Additional Index Information


The Defined Index Series was created and trademarked by S&P. The Funds will make changes to their portfolios shortly after changes to the Defined Index Series are released to the public. Investors are able to access the holdings of each Fund and the composition and compilation methodology of the Defined Index Series through the Funds' website at www.ftportfolios.com.


In the event that S&P no longer calculates the Defined Index Series, the Defined Index Series license is terminated or the identity or character of any equity index of the Defined Index Series is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Funds. The Board will also take whatever actions it deems to be in the best interests of the Funds if the Funds' Shares are delisted.

                            Other Information


For purposes of the 1940 Act, each Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Funds, has applied for an exemptive order from the Securities and Exchange Commission that, subject to certain terms and conditions, would permit registered investment companies to invest in the Fund beyond the limits set forth in Section 12(d)(1).


Continuous Offering

Each Fund will issue, on a continuous offering basis, its Shares in one or more groups of a fixed number of Fund Shares (each such group of such specified number of individual Shares of a Fund, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by a Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a Prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of each Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker-dealer in connection with a sale on the AMEX is satisfied by the fact that the Prospectus is available from the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

For More Information

For more detailed information on the Funds, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Funds' policies and operation. The Funds' most recent SAI and certain other information are available free of charge by calling the Funds at (800) 621-1675, on the Funds' website at www.ftportfolios.com or through your financial adviser. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Funds, including the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission (the "SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-5850 for information on the Public Reference Room. You may also request information regarding the Funds by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549 or by sending an electronic request, along with a duplication fee to publicinfo@sec.gov.





                                   3





               First Trust Large Cap Core AlphaDEX(TM) Fund
                First Trust Mid Cap Core AlphaDEX(TM) Fund
               First Trust Small Cap Core AlphaDEX(TM) Fund
       First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund
       First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund
              First Trust Multi Cap Value AlphaDEX(TM) Fund
              First Trust Multi Cap Growth AlphaDEX(TM) Fund



                          1001 Warrenville Road
                                Suite 300
                          Lisle, Illinois 60532
                              (800) 621-1675
                           www.ftportfolios.com

                                                 SEC File #:  333-140895
                                                               811-22019


Back Cover

                   Statement of Additional Information

                Investment Company Act File No. 811-22019

             First Trust Exchange-Traded AlphaDEX(TM) Fund

              First Trust Large Cap Core AlphaDEX(TM) Fund
               First Trust Mid Cap Core AlphaDEX(TM) Fund
              First Trust Small Cap Core AlphaDEX(TM) Fund
       First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund
       First Trust Large Cap Growth Opportunities AlphDEX(TM) Fund
              First Trust Multi Cap Value AlphaDEX(TM) Fund
             First Trust Multi Cap Growth AlphaDEX(TM) Fund

                          Dated April 26, 2007

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated April 26, 2007 (the "Prospectus") for the First Trust Large Cap Core AlphaDEX(TM) Fund, First Trust Mid Cap Core AlphaDEX(TM) Fund, First Trust Small Cap Core AlphaDEX(TM) Fund, First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund, First Trust Large Cap Growth Opportunities AlphDEX(TM) Fund, First Trust Multi Cap Value AlphaDEX(TM) Fund and First Trust Multi Cap Growth AlphaDEX(TM) Fund, each a series of the First Trust Exchange-Traded AlphaDEX(TM) Fund (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, First Trust Portfolios L.P., 1001 Warrenville Road, Lisle, Illinois 60532, or by calling toll free at
(800) 621-1675.

                            Table of Contents

General Description of the Trust and the Funds.................................1

Exchange Listing and Trading...................................................2

Investment Objective and Policies..............................................3

Investment Strategies..........................................................4

Sublicense Agreement..........................................................14

Investment Risks..............................................................14

Funds Management..............................................................19

Accounts Managed by Investment Committee......................................29

Brokerage Allocations.........................................................32

Custodian, Distributor, Transfer Agent, Fund Accounting Agent, Index
   Provider and Exchange......................................................34

Additional Information........................................................35

Proxy Voting Policies and Procedures..........................................36

Creation and Redemption of Creation Unit Aggregations.........................46

Federal Tax Matters...........................................................52

Determination of NAV..........................................................54

Dividends and Distributions...................................................54

Miscellaneous Information60

             General Description of the Trust and the Funds

The Trust was organized as a Massachusetts business trust on December 6, 2006 and is authorized to issue an unlimited number of shares in one or more series or "Funds." The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers Shares in 16 series, including the First Trust Large Cap Core AlphaDEX(TM) Fund, First Trust Mid Cap Core AlphaDEX(TM) Fund, First Trust Small Cap Core AlphaDEX(TM) Fund, First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund, First Trust Large Cap Growth Opportunities AlphDEX(TM) Fund, First Trust Multi Cap Value AlphaDEX(TM) Fund and First Trust Multi Cap Growth AlphaDEX(TM) Fund (each, a "Fund," and collectively, the "Funds"), each a non-diversified series. This Statement of Additional Information relates only to the Funds. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each series of the Trust represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

The Board of Trustees of the Trust (the "Board of Trustees" or the "Trustees") has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees.

The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the shares of that series will vote separately on such matter.

The Trust's Declaration of Trust (the "Declaration") provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Funds, and ownership of Fund Shares may be disclosed by the Funds if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem Shares held by any shareholder for any reason under terms set by the Trustees. The Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

The Trust is not required and does not intend to hold annual meetings of shareholders.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or a Fund itself was unable to meet its obligations.

The Funds are managed by First Trust Advisors L.P. (the "Adviser" or "First Trust").


Each Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities (the "Deposit Securities") included in the each Fund's corresponding Index (as hereinafter defined), together with the deposit of a specified cash payment (the "Cash Component"). The Shares have been approved for listing and secondary trading on the American Stock Exchange (the "AMEX"), subject to notice of issuance. The Shares will trade on the AMEX at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares.

The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                      Exchange Listing and Trading

There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of the Fund will continue to be met. The AMEX may, but is not required to, remove the Shares of the Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. Please note that the AMEX may have a conflict of interest with respect to a Fund because the Shares are listed on the AMEX and the AMEX is also the Fund's Index Provider. As in the case of other stocks traded on the

AMEX, broker's commissions on transactions will be based on negotiated commission rates at customary levels.


The Funds reserve the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.


                   Investment Objectives and Policies

The Prospectus describes the investment objective and policies of the Funds. The following supplements the information contained in the Prospectus concerning the investment objectives and policies of each Fund.


Each Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund:

          (1) A Fund may not issue senior securities, except as permitted under the 1940 Act.

          (2) A Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of a Fund's total assets (including the amount borrowed), less a Fund's liabilities (other than borrowings).

          (3) A Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase and sale of portfolio securities.

          (4) A Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

          (5) A Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund's total assets.

          (6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

          (7) A Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Index that the Fund replicates, concentrates in an industry or a group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

The foregoing fundamental policies of the Funds may not be changed without the affirmative vote of the majority of the outstanding voting securities of the respective Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding voting securities.

In addition to the foregoing fundamental policies, the Funds are also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies which may be changed by the Board of Trustees.

                          Investment Strategies


Under normal circumstances, each Fund will invest at least 90% of its total assets in common stocks that comprise its respective corresponding equity index (the "Index") in a family of custom indices created and administered by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") (the "Defined Index Series"), which is comprised of the Defined Large Cap Core Index, the Defined Mid Cap Core Index, the Defined Small Cap Core Index, the Defined Large Cap Value Opportunities Index, the Defined Large Cap Growth Opportunities Index, the Defined Multi Cap Value Index and the Defined Multi Cap Growth Index. Fund Shareholders are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.

Types of Investments

Warrants: The Funds may invest in warrants. Warrants acquired by a Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

Delayed-Delivery Transactions: The Funds may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, no payment is made by the Funds to the issuer and no interest is accrued on debt securities or dividend income is earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of a decline in value of a Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them. At the time a Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its NAV. The Funds do not believe that NAV will be adversely affected by purchases of securities in delayed-delivery transactions.

The Funds will earmark or maintain in a segregated account cash, U.S. Government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, a Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).


Illiquid Securities: The Funds may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act, as amended, but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegates has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed First Trust to look to factors such as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.


Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Temporary Investments: The Funds may, without limit as to percentage of assets, purchase U.S. Government securities or short-term debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term debt rating of at least A by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") and having a maturity of one year or less.Money Market Funds: The Funds may invest in shares of money market funds to the extent permitted by the 1940 Act.

Short-term debt securities are defined to include, without limitation, the following:

          (1) U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
(c) Fannie Mae, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

          (2) Certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore certificates of deposit purchased by the Funds may not be fully insured.

          (3) Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.
 The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

          (4) Repurchase agreements, which involve purchases of debt securities. In such an action, at the time a Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for a Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week. Such actions afford an opportunity for a Fund to invest temporarily available cash. The Funds may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances in which the Funds may invest. In addition, the Funds may only enter into repurchase agreements where the market value of the purchased securities/collateral equals at least 100% of principal including accrued interest and is marked-to-market daily. The risk to the Funds is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Funds, however, intend to enter into repurchase agreements only with financial institutions and dealers believed by First Trust to present minimal credit risks in accordance with criteria established by the Board of Trustees. First Trust will review and monitor the creditworthiness of such institutions. First Trust monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. First Trust does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

          (5) Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.


          (6) Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. A Fund's portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because a Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Funds may only invest in commercial paper rated A-1 or better by S&P, Prime-1 or higher by Moody's or Fitch 2 or higher by Fitch.


Portfolio Turnover

The Funds buy and sell portfolio securities in the normal course of their investment activities. The proportion of a Fund's investment portfolio that is sold and replaced with new securities during a year is known as the Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if a Fund sold and replaced securities valued at 100% of its net assets within one year. Active trading would result in the payment by the Fund of increased brokerage costs and expenses.

Hedging Strategies

General Description of Hedging Strategies

The Funds may engage in hedging activities. First Trust may cause the Funds to utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts to attempt to hedge each Fund's holdings.

Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and Futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, a Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association, the Futures industry's self-regulatory organization. A Fund will not enter into Futures and options transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's total assets. In addition, a Fund will not enter into Futures Contracts and options transactions if more than 30% of its net assets would be committed to such instruments.

The foregoing limitations are not fundamental policies of the Funds and may be changed without shareholder approval as regulatory agencies permit. Various exchanges and regulatory authorities have undertaken reviews of options and Futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for Futures and options transactions and proposals to increase the margin requirements for various types of Futures transactions.

Asset Coverage for Futures and Options Positions

The Funds will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. Government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

The Funds may purchase stock index options, sell stock index options in order to close out existing positions and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the stock index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.


A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line(R) Composite Indices or a more narrow market index, such as the Standard & Poor's 100. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the AMEX, the NYSE Arca, Inc. and the Philadelphia Stock Exchange.


The Funds' use of stock index options is subject to certain risks. Successful use by a Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Funds' securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and a Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Funds.

Futures Contracts


The Funds may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by a Fund or for other purposes permissible under the Commodity Exchange Act (the "CEA").
 A Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Funds will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national Futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Chicago Board of Trade and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.


An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

Margin is the amount of funds that must be deposited by a Fund with its custodian in a segregated account in the name of the Futures commission merchant in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure a Fund's performance of the Futures Contract.

The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily NAV, a Fund will mark to market the current value of its open Futures Contracts. The Funds expect to earn interest income on their margin deposits.

Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some investors to substantial losses.Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a Futures position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's NAV. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

A public market exists in Futures Contracts covering a number of indices, including but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ-100 Index(R), the Value Line(R) Composite Index and the New York Stock Exchange Composite Index.

Options on Futures

The Funds may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A Futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position.
 In the case of a put option, the opposite is true. Prior to exercise or expiration, a Futures option may be closed out by an offsetting purchase or sale of a Futures option of the same series.

The Funds may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Funds use put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge a Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities.
 If the price when the option is exercised is above the exercise price, however, a Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

As with investments in Futures Contracts, the Funds are required to deposit and maintain margin with respect to put and call options on Futures Contracts written by them. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by a Fund. A Fund will earmark or set aside in a segregated account at such Fund's custodian, liquid assets, such as cash, U.S. Government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on Futures Contracts include the risk that the Funds may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "Futures Contracts." Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.


                          Sublicense Agreements

Each Fund has entered into a sublicense agreement (the "Sublicense Agreement") with First Trust that grants each Fund a non-exclusive and non-transferable sublicense to use certain intellectual property of S&P (the "Index Provider") in connection with the issuance, distribution, marketing and/or promotion of each Fund. Pursuant to each Sublicense Agreement, each Fund has agreed to be bound by certain provisions of each product license agreement by and between the Index Provider and First Trust (each, a "Product License Agreement"). Pursuant to each Product License Agreement, First Trust will pay S&P an annual fee of $55,000 for each Fund for the initial two years of the Product License Agreement and $30,000 for each Fund for each subsequent year. In addition, First Trust shall pay S&P .05% of the average daily net assets of each Fund. Each Fund will reimburse First Trust for its costs associated with the respective Product License Agreement.


                            Investment Risks

Overview

An investment in a Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of a Fund may decline. The Funds may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in a Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

Shareholders of common stocks of the type held by the Funds have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Funds will fluctuate over the life of the Funds and may be more or less than the price at which they were purchased by the Funds. The equity securities held in the Funds may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of a Fund's purchase and sale of the equity securities and other factors.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

Additional Risks of Investing in the Funds

Liquidity

Whether or not the equity securities in the Funds are listed on a securities exchange, the principal trading market for the equity securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Funds will be adversely affected if trading markets for the equity securities are limited or absent.

Small Capitalization and Mid Capitalization Companies

The equity securities in certain Funds may include small cap and mid cap company stocks. Small cap and mid cap company stocks have customarily involved more investment risk than large capitalization stocks. Small cap and mid cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large cap companies. Some of these companies may distribute, sell or produce products that have recently been brought to market and may be dependent on key personnel.

The prices of small cap and mid cap company securities are often more volatile than prices associated with large cap company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap and mid cap companies normally have fewer shares outstanding and these shares trade less frequently than large cap companies, it may be more difficult for a Fund which contains these equity securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. The securities of small cap and mid cap companies are often traded over-the-counter and may not be traded in the volumes typical of a national securities exchange.

Non-Diversification

Each Fund is classified as "non-diversified" under the 1940 Act. As a result, each Fund is limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because each Fund may invest a relatively high percentage of its assets in a limited number of issuers, each Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

Intellectual Property Risk


Each Fund relies on a license from its Index Provider to First Trust that permits each Fund to use its respective Index and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Fund. Such license may be terminated by the licensor, and as a result, a Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the use of the Intellectual Property to First Trust, on behalf of each Fund. Accordingly, in the event the license is terminated or Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of a Fund.


Issuer Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Non-U.S. Securities Risk

A Fund may invest in the securities of issuers domiciled in jurisdictions other than the United States and such stocks may be denominated in currencies other than the U.S. dollar. These securities are either in the form of American Depositary Receipts ("ADRs") or are directly listed on a U.S. securities exchange. Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession;
(v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the U.S. due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund's return.

Risks and Special Considerations Concerning Derivatives

In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

          (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Funds to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.
A decision to engage in a derivative transaction will reflect the portfolio manager's judgment that the derivative transaction will provide value to a Fund and its shareholders and is consistent with the Fund's objective, investment limitations, and operating policies. In making such a judgment, the portfolio manager will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund's overall investments and investment objective.

          (2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter ("OTC") derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Funds will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Funds. The Funds will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

          (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a Futures Contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

          (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.(4)Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Funds might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when they take positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

          (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

                            Funds Management

The general supervision of the duties performed for the Funds under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Funds, choose the Trust's officers and hire the Trust's investment adviser. The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable.

Name, Address          Position and Offices         Term of Office    Principal Occupations      Number of       Other
and Date of Birth      with Trust                   and Year First    During Past 5 Years        Portfolios in   Trusteeships or
                                                    Elected or                                   the First       Directorships
                                                    Appointed                                    Trust Fund      Held by Trustee
                                                                                                 Complex
                                                                                                 Overseen by
                                                                                                 Trustee
Trustee who is an Interested
Person of the Trust
----------------------------
James A. Bowen(1)             President, Chairman   oIndefinite term  President, First Trust     50 Portfolios   Trustee of
1001 Warrenville Road,        of the Board, Chief   o2003             Portfolios L.P. and First                  Wheaton College
  Suite 300                   Executive Officer                       Trust Advisors L.P.;
Lisle, IL 60532               and Trustee                             Chairman of the Board of
D.O.B.: 09/55                                                         Directors, Bond Wave, LLC
                                                                      (Software Development
                                                                      Company/Broker-Dealer)
                                                                      and Stonebridge Advisors
                                                                      LLC

                                  -19-

Name, Address          Position and Offices         Term of Office    Principal Occupations      Number of       Other
and Date of Birth      with Trust                   and Year First    During Past 5 Years        Portfolios in   Trusteeships or
                                                    Elected or                                   the First       Directorships
                                                    Appointed                                    Trust Fund      Held by Trustee
                                                                                                 Complex
                                                                                                 Overseen by
                                                                                                 Trustee

Trustees who are not
Interested Persons of the
Trust
-------------------------
Richard E. Erickson           Trustee               oIndefinite term  Physician, President       50 Portfolios   None
c/o First Trust Advisors L.P.                       o2005             Wheaton Orthopedics; Co-
1001 Warrenville Road,                                                Owner, Co-Director Sports
  Suite 300                                                           Med Center for Fitness;
Lisle, IL 60532                                                       Limited Partner Gundersen
D.O.B.: 04/51                                                         Real Estate Partnership

Thomas R. Kadlec              Trustee               oIndefinite term  President, ADM             50 Portfolios   None
c/o First Trust Advisors L.P.                       o2005             Derivatives, Inc. (May
1001 Warrenville Road,                                                2005 to Present); Vice
  Suite 300                                                           President, Chief
Lisle, IL 60532                                                       Financial Officer (1990
D.O.B.: 11/57                                                         to Present), ADM Investor
                                                                      Services, Inc. (Futures
                                                                      Commission Merchant);
                                                                      Registered Representative
                                                                      (2000 to Present),
                                                                      Segerdahl & Company,
                                                                      Inc., an NASD member
                                                                      (Broker-Dealer)
Robert F. Keith               Trustee               oIndefinite term  President, Hibs            50 Portfolios   None
c/o First Trust Advisors L.P.                       o2006             Enterprises Financial and
1001 Warrenville Road,                                                Management Consulting
  Suite 300                                                           (2003 to Present);
Lisle, IL 60532                                                       Aramark ServiceMaster
D.O.B.: 11/56                                                         Management Services (2001
                                                                      to 2003); President and
                                                                      Chief Operating Officer,
                                                                      ServiceMaster Management
                                                                      Services (1998 to 2003)
Niel B. Nielson               Trustee               oIndefinite term  President (2002 to         50 Portfolios   Director of
c/o First Trust Advisors L.P.                       o2005             Present), Covenant                         Covenant
1001 Warrenville Road,                                                College; Associate Pastor                  Transport Inc.
  Suite 300                                                           (1997 to 2002), College
Lisle, IL 60532                                                       Church in Wheaton
D.O.B.: 03/54

Officers of the Trust
---------------------
Mark R. Bradley               Treasurer,            oIndefinite term  Chief Financial Officer,   N/A             N/A
1001 Warrenville Road,        Controller, Chief     o2005             Managing Director, First
  Suite 300                   Financial Officer                       Trust Portfolios and
Lisle, IL 60532               and Chief Accounting                    First Trust Advisors
D.O.B.: 11/57                 Officer                                 L.P.; Chief Financial
                                                                      Officer L.P., Bond Wave
                                                                      LLC (Software Development
                                                                      Company/Broker-Dealer)
                                                                      and Stonebridge Advisors
                                                                      LLC
Kelley Christensen            Vice President        oIndefinite term  Assistant Vice President   N/A             N/A
1001 Warrenville Road,                              o2006             of First Trust Portfolios
  Suite 300                                                           and First Trust Advisors
Lisle, IL 60532
D.O.B.: 09/70

                                 -20-


Name, Address          Position and Offices         Term of Office    Principal Occupations      Number of       Other
and Date of Birth      with Trust                   and Year First    During Past 5 Years        Portfolios in   Trusteeships or
                                                    Elected or                                   the First       Directorships
                                                    Appointed                                    Trust Fund      Held by Trustee
                                                                                                 Complex
                                                                                                 Overseen by
                                                                                                 Trustee

James M. Dykas                Assistant Treasurer   oIndefinite term  Vice President, First      N/A             N/A
1001 Warrenville Road,                              o2005             Trust Portfolios (January
  Suite 300                                                           2005 to present);
Lisle, IL 60532                                                       Executive Director of Van
D.O.B.: 01/66                                                         Kampen Asset Management
                                                                      and Morgan Stanley
                                                                      Investment Management
                                                                      (December 2002 to January
                                                                      2005); Vice President,
                                                                      Van Kampen Asset
                                                                      Management and Morgan
                                                                      Stanley Investment
                                                                      Management (December 2000
                                                                      to December 2002)

W. Scott Jardine              Secretary and Chief   oIndefinite term  General Counsel, First     N/A             N/A
1001 Warrenville Road,        Compliance Officer    o2005             Trust Portfolios L.P. and
  Suite 300                                                           First Trust Advisors
Lisle, IL 60532                                                       L.P.; Secretary, Bond
D.O.B.: 05/60                                                         Wave LLC (Software
                                                                      Development
                                                                      Company/Broker-Dealer)
                                                                      and Stonebridge Advisors
                                                                      LLC
Daniel J. Lindquist           Vice President        oIndefinite term  Senior Vice President,     N/A             N/A
1001 Warrenville Road,                              o2005             First Trust Advisors,
  Suite 300                                                           L.P. and First Trust
Lisle, IL 60532                                                       Portfolios L.P.
D.O.B.: 02/70                                                         (September 2005 to
                                                                      present); Vice President,
                                                                      First Trust Advisors,
                                                                      L.P. and First Trust
                                                                      Portfolios L.P. (April
                                                                      2004 to September 2005);
                                                                      Chief Operating Officer,
                                                                      Mina Capital Management,
                                                                      LLC (January 2004 to
                                                                      April 2004); Chief
                                                                      Operating Officer,
                                                                      Samaritan Asset
                                                                      Management Service, Inc.
Kristi A. Maher               Assistant Secretary   oIndefinite term  Assistant General Counsel  N/A             N/A
1001 Warrenville Road,                              o2005             (March 2004 to Present),
  Suite 300                                                           First Trust Portfolios
Lisle, IL 60532                                                       and First Trust Advisors
D.O.B.: 12/66                                                         L.P.; Associate (1995 to
                                                                      March 2004), Chapman and
                                                                      Cutler LLP
Roger Testin                  Vice President        oIndefinite term  Senior Vice President,     N/A             N/A
1001 Warrenville Road,                              o2005             First Trust Advisors L.P.
  Suite 300                                                           (August 2001 to Present),
Lisle, IL 60532                                                       Senior Vice President,
D.O.B.: 06/66                                                         First Trust Portfolios
                                                                      L.P. (August 2004 to
                                                                      Present); Analyst (1998
                                                                      to 2001), Dolan Capital
                                                                      Management

                                 -21-


Name, Address          Position and Offices         Term of Office    Principal Occupations      Number of       Other
and Date of Birth      with Trust                   and Year First    During Past 5 Years        Portfolios in   Trusteeships or
                                                    Elected or                                   the First       Directorships
                                                    Appointed                                    Trust Fund      Held by Trustee
                                                                                                 Complex
                                                                                                 Overseen by
                                                                                                 Trustee

Stan Ueland                   Assistant Vice        oIndefinite term  Vice President of First    N/A             N/A
1001 Warrenville Road,        President             o2006             Trust and First Trust
  Suite 300                                                           Portfolios (August 2005
Lisle, IL 60532                                                       to present); Vice
D.O.B.: 11/70                                                         President; BondWave LLC
                                                                      (May 2004 to August
                                                                      2005); Account Executive,
                                                                      Mina Capital Management
                                                                      LLC and Samaritan Asset
                                                                      Management Service Inc.
                                                                      (January 2003 through May
                                                                      2004); Sales Consultant,
                                                                      Oracle Corporation
                                                                      (January 1997 through
                                                                      January 2003)

____________________

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position of President of First Trust, investment adviser of the Funds.


The Board of Trustees has four standing committees: the Executive Committee (Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration of Trust and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board known as the Pricing and Dividend Committee, which is authorized to exercise all of the powers and authority of the Board in respect of the declaration and setting of dividends. Messrs. Kadlec and Bowen are members of the Executive Committee. During the last fiscal year, the Executive Committee held three meetings.

The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. Messrs. Erickson, Kadlec, Keith and Nielson, are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including Shareholders. When a vacancy on the Board occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including Shareholders of the Funds. To submit a recommendation for nomination as a candidate for a position on the Board, Shareholders of the Funds shall mail such recommendation to
W. Scott Jardine at the Funds' address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532. Such recommendation shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund Shareholder); (b) a full description of the proposed candidate's background, including his or her education, experience, current employment and date of birth; (c) names and addresses of at least three professional references for the candidate; (d) information as to whether the candidate is an "interested person" in relation to the Funds, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and (e) any other information that may be helpful to the Nominating and Governance Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the chairman of the Nominating and Governance Committee and the outside counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. During the last fiscal year, the Nominating and Governance Committee held five meetings.

The Valuation Committee is responsible for the oversight of the pricing procedures of the Funds. Messrs. Erickson, Kadlec, Keith, and Nielson are members of the Valuation Committee. During the last fiscal year, the Valuation Committee held four meetings.

The Audit Committee is responsible for overseeing the Funds' accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee. During the last fiscal year, the Audit Committee held six meetings.

Messrs. Erickson, Nielson, Kadlec, Keith and Bowen are trustees of the First Defined Portfolio Fund, LLC, an open-end fund advised by First Trust with eight portfolios, as well as First Trust Value Line(R) 100 Fund, First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust Strategic High Income Fund III, First Trust Tax-Advantaged Preferred Income Fund and First Trust/Aberdeen Emerging Opportunity Fund and closed-end funds advised by First Trust. None of the Trustees who are not "interested persons" of the Trust, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios or their affiliates. In addition, Mr. Bowen and the other officers of the Trust (other than Stan Ueland and Roger Testin) hold the same positions with the First Defined Portfolio Fund, LLC, First Trust Value Line(R) 100 Fund, First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust Strategic High Income Fund III, First Trust Tax-Advantaged Preferred Income Fund and First Trust/Aberdeen Emerging Opportunity Fund (collectively with the Trust, the "First Trust Fund Complex") as they hold with the Trust. Mr. Ueland, Assistant Vice President of the Trust, serves in the same position for the exchange traded fund portfolios advised by First Trust. Mr. Testin, Vice President of the Trust, serves in the same position for First Trust Value Line(R) 100 Fund, First Trust Exchange-Traded Fund and First Defined Portfolio Fund, LLC.

The Independent Trustees are paid an annual retainer of $10,000 for each investment company in the First Trust Fund Complex up to a total of 14 investment companies (the "Trustee Compensation I") and an annual retainer of $7,500 for each subsequent investment company added to the First Trust Fund Complex (the "Trustee Compensation II," and together with Trustee Compensation I, the "Aggregate Trustee Compensation"). The Aggregate Trustee Compensation is divided equally among each of the investment companies in the First Trust Fund Complex. No additional meeting fees are paid in connection with board or committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

Additionally, Mr. Kadlec is paid annual compensation of $10,000 to serve as the Lead Trustee and Mr. Nielson is paid annual compensation of $5,000 to serve as the chairman of the Audit Committee of each of the investment companies in the First Trust Fund Complex. Such additional compensation to Messrs. Kadlec and Nielson is paid by the investment companies in the First Trust Fund Complex and equally divided among those investment companies.

The following table sets forth the estimated compensation to be paid by each Fund projected during each Fund's full fiscal year to each of the Trustees and the estimated total compensation to be paid to each of the Trustees by the First Trust Fund Complex for a full calendar year. The Trust has no retirement or pension plans. The officers and Trustees who are "interested persons" as designated above serve without any compensation from the Funds.

Name of Trustee               Estimated Aggregate              Estimated Total Compensation
                          Compensation from a Fund(1)      from the First Trust Fund Complex(2)
James A. Bowen                        $0                                    $0
Richard E. Erickson                 $9,688                               $160,000
Thomas R. Kadlec                    $10,313                              $170,000
Robert F. Keith                     $9,688                               $160,000
Niel B. Nielson                     $10,000                              $165,000

____________________
(1) The compensation estimated to be paid by each Fund to the Trustees for the full fiscal year for services to each Fund.

(2) The total estimated compensation to be paid to Messrs. Erickson, Kadlec, Keith and Nielson, Independent Trustees, from the Funds of the Trust and the investment companies in the First Trust
Fund Complex for a full calendar year is based on estimated compensation to be paid to these Trustees for a full calendar year for services as Trustees to the Trust and the First Defined Portfolio Fund, LLC, an open-end fund (with 8 portfolios) advised by First Trust, plus estimated compensation to be paid to these Trustees by the First Value Line(R) 100
Fund, the First Trust/Four Corners Senior Floating Rate Income Fund, the
First Trust/Four Corners Senior Floating Rate Income Fund II, the
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income
Fund, the Energy Income and Growth Fund, the First Trust/Fiduciary Asset
Management Covered Call Fund, the First Trust/Aberdeen Global
Opportunity Income Fund, the First Trust/FIDAC Mortgage Income Fund, the
First Trust Strategic High Income Fund, the First Trust Strategic High
Income Fund II, the First Trust Strategic High Income Fund III, the
First Trust Tax-Advantaged Preferred Income Fund, the First
Trust/Aberdeen Emerging Opportunity Fund and the First Trust Exchange-
Traded Fund.

The Trust has no employees.  Its officers are compensated by First Trust.

The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Funds and in other funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2006:

Trustee                      Dollar Range of                  Aggregate Dollar Range of
                            Equity Securities                   Equity Securities in
                               in the Funds              All Registered Investment Companies
                         (Number of Shares held)       Overseen by Trustee in the First Trust
                                                                    Fund Complex
Mr. Bowen                          None                          Over $100,000
Dr. Erickson                $10,001 - $50,000                    $50,001-$100,000
                 (462 Shares of the Strategic Value Fund)
Mr. Kadlec                         None                          Over $100,000
Mr. Keith                      $1 - $10,000                      Over $100,000
                    (769 Shares of the MicroCap Fund)
Mr. Nielson                        None                          $50,001-$100,000

As of the date of this SAI, the Trustees who are not "interested persons" of the Trust and immediate family members do not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Funds or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds.

As of the date of this SAI, the officers and Trustees, in the aggregate, owned less than 1% of the Shares of each Fund.

As of the date of this SAI, no person owned of record, or is known by the Trust to own of record, beneficially 5% or more of the Shares of each Fund.


The Board of Trustees of the Trust, including the Independent Trustees, approved the Investment Management Agreement (the "Investment Management Agreement") for each Fund for an initial two-year term at a meeting held on December 11, 2006. The Board of Trustees determined that the Investment Management Agreement is in the best interests of each Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.


Investment Adviser. First Trust provides investment tools and portfolios for advisers and investors. First Trust is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

First Trust acts as investment adviser for and manages the investment and reinvestment of the assets of the Funds. First Trust also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.


Pursuant to the Investment Management Agreement between First Trust and the Trust, each Fund has agreed to pay an annual management fee equal to 0.50% of its average daily net assets.


Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, sublicensing fees, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Until two years after the initial public issuance of Fund Shares, First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.70% of average daily net assets until two years after the issuance of Fund Shares. Expenses borne by First Trust are subject to reimbursement by the Funds up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Funds at any time if it would result in a Fund's expenses exceeding 0.70% of average daily net assets.


Under the Investment Management Agreement, First Trust shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of First Trust in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement continues until two years after the initial issuance of Fund Shares and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Funds by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of a Fund's outstanding voting securities on 60 days' written notice to First Trust, or by First Trust on 60 days' written notice to the Funds.


First Trust is located at 1001 Warrenville Road, Lisle, Illinois 60532.

Investment Committee. The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Funds. There are currently six members of the Investment Committee, as follows:

Name                             Position with                 Length of Service           Principal Occupation
                                 First Trust                   with First Trust            During Past Five Years
Daniel J. Lindquist              Senior Vice President         Since 2004                  Senior Vice President, First Trust
                                                                                           and First Trust Portfolios L.P.
                                                                                           (September 2005 to present); Vice
                                                                                           President, First Trust and First
                                                                                           Trust Portfolios L.P. (April 2004
                                                                                           to September 2005) Chief Operating
                                                                                           Officer, Mina Capital Management,
                                                                                           LLC (January 2004 to April 2004);
                                                                                           Chief Operating Officer, Samaritan
                                                                                           Asset Management Service, Inc.
                                                                                           (April 2000 to January 2004)
Robert F. Carey                  Chief Investment Officer and  Since 1991                  Chief Investment Officer and
                                 Senior Vice President                                     Senior Vice President of First
                                                                                           Trust; Senior Vice President of
                                                                                           First Trust Portfolios L.P.
Jon C. Erickson                  Senior Vice President         Since 1994                  Senior Vice President of First
                                                                                           Trust and First Trust Portfolios
                                                                                           L.P. (August 2002 to present);
                                                                                           Vice President of First Trust and
                                                                                           First Trust Portfolios L.P. (March
                                                                                           1994 to August 2002)
David G. McGarel                 Senior Vice President         Since 1997                  Senior Vice President of First
                                                                                           Trust and First Trust Portfolios
                                                                                           L.P. (August 2002 to present);
                                                                                           Vice President of First Trust and
                                                                                           First Trust Portfolios L.P.
                                                                                           (August 1997 to August 2002)
Roger F. Testin                  Senior Vice President         Since 2001                  Senior Vice President of First
                                                                                           Trust and First Trust Portfolios
                                                                                           L.P. (August 2001 to present);
                                                                                           Analyst, Dolan Capital Management
                                                                                           (1998 to 2001)

                                 -27-


Name                             Position with                 Length of Service           Principal Occupation
                                 First Trust                   with First Trust            During Past Five Years

Stan Ueland                      Vice President                Since 2005                  Vice President of First Trust and
                                                                                           First Trust Portfolios (August
                                                                                           2005 to present); Vice President;
                                                                                           BondWave LLC (May 2004 to August
                                                                                           2005); Account Executive, Mina
                                                                                           Capital Management LLC and
                                                                                           Samaritan Asset Management LLC
                                                                                           (January 2003 to May 2004); Sales
                                                                                           Consultant, Oracle Corporation
                                                                                           (January 1997 to January 2003)

Daniel J. Lindquist:  Mr. Lindquist is Chairman of the Investment
Committee and presides over Investment Committee meetings.  Mr.
Lindquist is also responsible for overseeing the implementation of the Funds' investment strategies.

David G. McGarel: As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.


Roger F. Testin: As head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the Funds' Portfolios.


Robert F. Carey: As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

Stan Ueland: Mr. Ueland plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust.

Compensation. The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as performance of the Funds or the value of assets included in the Funds' portfolios. In addition, Mr. Carey, Mr. Erickson, Mr. Lindquist and Mr. McGarel also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

The Investment Committee manages the investment vehicles with the number of accounts and assets, as of December 31, 2006, set forth in the table below:

                Accounts Managed by Investment Committee

Investment                 Registered Investment Companies   Other Pooled Investment      Other Accounts Number of
Committee                        Number of Accounts                 Vehicles                Accounts ($ Assets)
Member                               ($ assets)                Number of Accounts
                                                                   ($ assets)
Robert F. Carey                  37 ($2,680,560,650)             2 ($73,595,630)                   0($0)
Roger F. Testin                  37 ($2,680,560,650)             2 ($73,595,630)            3,547($816,900,185)
Jon C. Erickson                  37 ($2,680,560,650)             2 ($73,595,630)            3,547($816,900,185)
David G. McGarel                 37 ($2,680,560,650)             2 ($73,595,630)            3,547($816,900,185)
Daniel J. Lindquist              37 ($2,680,560,650)             2 ($73,595,630)                   0($0)
Stan Ueland                       10 ($709,673,350)                  0 ($0)                        0($0)

____________________

None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Funds' investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategy of the Funds and the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Funds and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Funds and other accounts managed by the Investment Committee.

                          Brokerage Allocations

First Trust is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on a Fund's Futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Funds may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of Shares.

Section 28(e) of the Securities Exchange Act of 1934 permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

In light of the above, in selecting brokers, First Trust may consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Trust. First Trust believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. The Investment Management Agreement provides that such higher commissions will not be paid by the Funds unless the adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Funds to First Trust under the Investment Management Agreement are not reduced as a result of receipt by First Trust of research services. First Trust has advised the Board of Trustees that it does not use soft dollars.

First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Funds effect their securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with the Funds. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) advised by it.

Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between the Funds and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

Administrator. The Bank of New York ("BONY") serves as Administrator for the Funds. Its principal address is 101 Barclay St., New York, NY 10286.


The Trust, on behalf of the Funds, has entered into an agreement with PFPC Inc. ("PFPC"), 301 Bellevue Parkway, Wilmington, Delaware 19809, whereby PFPC will provide certain board administrative services to the Trust in connection with the Board's meetings and other related matters.


BONY serves as Administrator for the Trust pursuant to a Fund Administration and Accounting Agreement. Under such agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Funds. BONY will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to the Fund Administration and Accounting Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Pursuant to the Fund Administration and Accounting Agreement between BONY and the Trust, the Funds have agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BONY in the performance of its duties. This fee is subject to reduction for assets over $1 billion.


  Custodian, Distributor, Transfer Agent, Fund Accounting Agent, Index
                          Provider and Exchange


Custodian. BONY, as custodian for the Funds pursuant to a Custody Agreement, holds each Fund's assets. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency and Service Agreement. As the Funds' accounting agent, BONY calculates the NAV of Shares and calculates net income and realized capital gains or losses. BONY may be reimbursed by the Funds for its out-of-pocket expenses.

Distributor. First Trust Portfolios L.P. is the Distributor of the Shares of the Funds. Its principal address is 1001 Warrenville Road, Lisle, Illinois 60532. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Funds may reimburse the Distributor up to a maximum annual rate of 0.25% its average daily net assets.

Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan was adopted in order to permit the implementation of the Funds' method of distribution. However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee.


Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").


The Distribution Agreement provides that it may be terminated as to the Funds at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be

Participating Parties (as defined in "Procedures for Creation of
Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository for Fund Shares" below).


Index Provider. The Index that each respective Fund seeks to track is compiled by the Index Provider.

The Index Provider is not affiliated with the Funds or with First Trust.
 Each Fund is entitled to use the applicable Index pursuant to a sublicensing arrangement with First Trust, which in turn has a Product License Agreement with the Index Providers.


The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Defined Index Series to track general stock market performance or a segment of the same. S&P's publication of the Defined Index Series in no way suggests or implies an opinion by S&P as to the advisability of investment in any or all of the securities upon which the Defined Index Series is based. S&P's only relationship to First Trust Portfolios L.P. is the licensing of certain trademarks and trade names of S&P and of the Defined Index Series, which is determined, composed and calculated by S&P without regard to First Trust Portfolios L.P. or the Funds. S&P is not responsible for and has not reviewed the Funds nor any associated literature or publications and S&P makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. S&P reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Defined Index Series. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS DO NOT GUARANTEE THE ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN AND S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, DELAYS OR INTERRUPTIONS THEREIN. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST PORTFOLIOS L.P., INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"AlphaDEX(TM)" is a trademark of First Trust Portfolio L.P. and First Trust on behalf of the Funds has been granted certain rights to use the trademark.


Exchange. The only relationship that the AMEX has with First Trust or the Distributor of the Funds in connection with the Funds is that the AMEX is the Index Provider and lists the Shares of the Funds pursuant to its Listing Agreement with the Trust. The AMEX is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. The AMEX has no obligation or liability in connection with the administration, marketing or trading of the Funds.


                         Additional Information

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of

Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

    Proxy Voting Policies and ProceduresDTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Funds are voted consistently and solely in the best economic interests of the Funds.

A senior member of First Trust is responsible for oversight of the Funds' proxy voting process. First Trust has engaged the services of Institutional Shareholder Services, Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Funds. ISS provides voting recommendations based upon established guidelines and practices. First Trust reviews ISS recommendations and frequently follows the ISS recommendations.
However, on selected issues, First Trust may not vote in accordance with the ISS recommendations when First Trust believes that specific ISS recommendations are not in the best interests of the Funds. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. If a client requests First Trust to follow specific voting guidelines or additional guidelines, First Trust will review the request and inform the client only if First Trust is not able to follow the client's request.

First Trust has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies.

Information regarding how the Funds vote future proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available upon request and without charge on the Funds' website at www.ftportfolios.com, by calling (800) 621-1675 or by accessing the SEC's website at http://www.sec.gov.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Funds' portfolio holdings with the SEC on Form N-Q. Form N-Q for the Trust is available on the SEC's website at http://www.sec.gov. Each Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's Form N-Q is available without charge, upon request, by calling (800) 621-1675 or (800) 983-0903 or by writing to First Trust Portfolios L.P.,
1001 Warrenville Road, Lisle, Illinois 60532.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about each Fund's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. Each Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the AMEX via the National Securities Clearing Corporation
(NSCC). The basket represents one Creation Unit of a Fund. The Trust, First Trust and BONY will not disseminate non-public information concerning the Trust.

Code of Ethics. In order to mitigate the possibility that the Funds will be adversely affected by personal trading, the Trust, First Trust and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes are on public file with, and are available from, the SEC.

          Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells Shares of the Funds only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities-the "Deposit Securities"-per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index ("Fund Securities") and an amount of cash-the "Cash Component"-computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"-an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within a Fund from time to time by First Trust with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash-i.e., a "cash in lieu" amount-to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will at the expense of the Fund and will affect the value of all Shares; but First Trust, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to First Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of a Fund.

Procedures for Creation of Creation Unit Aggregations. In order to be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the AMEX ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Funds as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time in order to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement.
 The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by First Trust and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.
 However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted in order to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See "Creation Transaction Fee" section below.)

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Funds for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Funds for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust.
 In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor with respect to a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or First Trust, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and First Trust make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, First Trust, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee for the Funds will be $500. The Maximum Creation/Redemption Transaction Fee for the Funds will be $2,000.

Redemption of Fund Shares In Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities-as announced on the Business Day of the request for redemption received in proper form-plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Funds. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for the Funds may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services. The redemption transaction fees for the Funds are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time, (for the Fund Shares) on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth in this SAI under "Determination of NAV" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). The Funds may also, in their sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The chart below describes in further detail the placement of redemption orders outside the clearing process.

                          Transmittal               Next Business              Second Business             Third Business
                          Date (T)                  Day (T+1)                  Day (T+2)                   Day (T+3)
Creation Through NSCC
Standard Orders           4:00 p.m.                 No action.                 No action.                 Creation Unit Aggregations
                                                                                                          will be delivered.
                          Order must be received
                          by the Distributor.

                                 -44-


                          Transmittal               Next Business             Second Business             Third Business
                          Date (T)                  Day (T+1)                  Day (T+2)                   Day (T+3)

Custom Orders             3:00 p.m.                 No action.                 No action.                 Creation Unit Aggregations
                                                                                                          will be delivered.
                          Order must be received
                          by the Distributor.
                          Orders received after
                          3:00 p.m. will be
                          treated as standard
                          orders.
Creation Outside NSCC
Standard Orders           4:00 p.m. (ET)            11:00 a.m. (ET)            No action.                 Creation Unit Aggregations
                                                                                                          will be delivered.
                          Order in proper form      Deposit Securities must
                          must be received by the   be received by a Fund's
                          Distributor.              account through DTC.
                                                    2:00 p.m. (ET)

                                                    Cash Component must be
                                                    received by the Custodian.
Standard Orders Created   4:00 p.m. (ET)            11:00 a.m. (ET)            No action.                 1:00 p.m.
in Advance of Receipt by
the Trust of all or a     Order in proper form      Available Deposit                                     Missing Deposit Securities
portion of the Deposit    must be received by the   Securities.                                           are due to the Trust or th
Securities                Distributor.                                                                    Trust may use cash on
                                                    Cash in an amount equal                               deposit to purchase missin
                                                    to the sum of (i) the                                 Deposit Securities.
                                                    Cash Component, plus (ii)
                                                    115% of the market value                              Creation Unit Aggregations
                                                    of the undelivered                                    will be delivered.
                                                    Deposit Securities.
Custom Orders             3:00 p.m.                 11:00 a.m. (ET)            No action.                 Creation Unit Aggregations
                                                                                                          will be delivered.
                          Order in proper form      Deposit Securities must
                          must be received by the   be received by a Fund's
                          Distributor.              account through DTC.
                          Order received after      2:00 p.m. (ET)
                          3:00 p.m. will be
                          treated as standard       Cash Component must be
                          orders.                   received by the Orders
                                                    Custodian.

Redemption Through NSCC
Standard Orders           4:00 p.m. (ET)            No action.                 No action.                 Fund Securities and Cash
                                                                                                          Redemption Amount will be
                          Order must be received                                                          transferred.
                          by the Transfer Agent.
                          Orders received after
                          4:00 p.m. (ET) will be
                          deemed received on the
                          next business day (T+1)

                                 -45-


                          Transmittal               Next Business             Second Business             Third Business
                          Date (T)                  Day (T+1)                  Day (T+2)                   Day (T+3)

Custom Orders             3:00 p.m. (ET)            No action.                 No action.                 Fund Securities and Cash
                                                                                                          Redemption Amount will be
                          Order must be received                                                          transferred.
                          by the Transfer Agent
                          Order received after
                          3:00 p.m. will be
                          treated as standard
                          orders.
Redemption Outside NSCC
Standard Orders           4:00 p.m. (ET)            11:00 a.m. (ET)            No action.                 Fund Securities and Cash
                                                                                                          Redemption Amount is
                          Order must be received    Fund Shares must be                                   delivered to the redeeming
                          by the Transfer Agent.    delivered through DTC to                              beneficial owner.
                                                    the Custodian.
                          Order received after      2:00 p.m.
                          4:00 p.m. (ET) will be
                          deemed received on the    Cash Component, if any,
                          next business day (T+1).  is due.
                                                    *If the order is not in
                                                    proper form or the Fund
                                                    Shares are not delivered,
                                                    then the order will not
                                                    be deemed received as of T.
Custom Orders             3:00 p.m. (ET)            11:00 a.m. (ET)            No action.                 Fund Securities and Cash
                                                                                                          Redemption Amount is
                          Order must be received    Fund Shares must be                                   delivered to the redeeming
                          by the Transfer Agent.    delivered through DTC to                              beneficial owner.
                                                    the Custodian.
                          Order received after
                          3:00 p.m. will be         2:00 p.m.
                          treated as standard
                          orders.                   Cash Component, if any,
                                                    is due.
                                                    *If the order is not in
                                                    proper form or the Fund
                                                    Shares are not delivered,
                                                    then the order will not
                                                    be deemed received as of T.

                           Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of a Fund. This section is current as of the date of the Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Funds. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

The Funds intend to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code (the "Code").

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of each Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of each Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls which are engaged in the same, similar or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

As regulated investment companies, the Funds generally will not be subject to U.S. federal income tax on their investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that they distribute to shareholders. The Funds intend to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, each Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Funds intend to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If a Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions

Dividends paid out of the Funds' investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from a Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment companies such as the Funds are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by each Fund itself. Dividends received by the Funds from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances.

These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Funds will provide notice to its shareholders of the amount of any distributions which may be taken into account as a dividend which is eligible for the capital gains tax rates. The Funds can not make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Funds because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Funds from certain domestic corporations may be designated by the Funds as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the value of a Share of the Fund on the reinvestment date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Shares will receive a report as to the value of those Shares.

Sale or Exchange of Fund Shares

Upon the sale or other disposition of Shares of the Funds, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

Taxes on Purchase and Redemption of Creation Units

If a shareholder exchanges equity securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder's aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for equity securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

Nature of Fund Investments

Certain of the Funds' investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Funds to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

Futures Contracts and Options

The Funds' transactions in Futures Contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Funds and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Funds to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the 98% distribution requirement for avoiding excise taxes.

Backup Withholding

The Funds may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Funds with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2011, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Non-U.S. Shareholders

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

Income Not Effectively Connected. If the income from a Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by a Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the, graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Funds may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Funds in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Under the provisions of the American Jobs Creation Act of 2004 (the "2004 Tax Act"), dividends paid by the Funds to shareholders who are nonresident aliens or foreign entities and that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by the Funds as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. In addition, pursuant to the 2004 Tax Act, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. The provisions contained in the legislation relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of the Funds beginning after December 31, 2004 and before January 1, 2008.

Income Effectively Connected. If the income from a Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Funds which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Funds will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.

Other Taxation

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.

                          Determination of NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. A Fund's NAV may not be calculated on days during which a Fund receives no orders to purchase shares and no shares are tendered for redemption. In determining NAV, portfolio securities for a Fund for which accurate market quotations are readily available will be valued by the Fund accounting agent as follows:

          (1) Common stocks and other equity securities listed on any national or foreign exchange will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date and at the official closing price for securities listed on the AMEX. If there are no transactions on the valuation day, securities traded principally on an exchange will be valued at the mean between the most recent bid and ask prices.

          (2) Securities traded in the over-the-counter market are valued at their closing bid prices.


          (3) Exchange traded options and Futures Contracts will be valued at the closing price in the market where such contracts are principally traded. Over-the-counter options and Futures Contracts will be valued at their closing bid prices.


          (4) Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

In addition, the following types of securities will be valued as follows:

          (1) Fixed income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities.

          (2) Fixed income securities maturing within 60 days are valued by the fund accounting agent on an amortized cost basis.

          (4) Structured Products, including currency-linked notes, credit-linked notes and other similar instruments, will be valued by the Fund Accounting Agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular structured product and the market rates for similar transactions, the structured product will be valued at its exit price.(3)Repurchase agreements will be valued as follows. Overnight repurchase agreements will be valued at cost. Term purchase agreements (i.e., those whose maturity exceeds seven days) will be valued by First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

          (5) Interest rate swaps and credit default swaps will be valued by the Fund Accounting Agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular swap and the market rates for similar transactions, the swap will be valued at its exit price.

The value of any portfolio security held by a Fund for which market quotations are not readily available will be determined by First Trust in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

A Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund's investments or determination of its net assets is not reasonably practicable; or (c) during any period when the SEC may permit.

                       Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

General Policies. Dividends from net investment income, if any, are declared and paid semi-annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Funds as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of each Fund purchased in the secondary market.

                        Miscellaneous Information

Counsel. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, is counsel to the Trust.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 111 South Wacker Drive, Chicago, Illinois 60601, serves as the Funds' independent registered public accounting firm. The firm audits each Fund's financial statements and performs other related audit services.